   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2014.

REGISTRATION NOS. 33-20453
811-05166



                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [x]
                         PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                       POST-EFFECTIVE AMENDMENT NO. 44                    [x]
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [x]
                              AMENDMENT NO. 129                           [x]

                      (CHECK APPROPRIATE BOX OR BOXES.)

                       MONY AMERICA VARIABLE ACCOUNT A
                         (EXACT NAME OF REGISTRANT)

                   MONY LIFE INSURANCE COMPANY OF AMERICA
                             (NAME OF DEPOSITOR)
                         1290 AVENUE OF THE AMERICAS
                          NEW YORK, NEW YORK 10104
     (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               (212) 554-1234
             (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)
             -------------------


                                 DODIE KENT
                VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

                   MONY LIFE INSURANCE COMPANY OF AMERICA

                         1290 AVENUE OF THE AMERICAS
                          NEW YORK, NEW YORK 10104
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                         CHRISTOPHER E. PALMER, ESQ.
                             GOODWIN PROCTER LLP
                          901 NEW YORK AVENUE, N.W.
                           WASHINGTON, D.C. 20001
             -------------------


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE: (CHECK APPROPRIATE BOX)

          [ ]   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE
                485.

          [x]   ON MAY 1, 2014 PURSUANT TO PARAGRAPH (b) OF RULE 485.

          [ ]   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE
                485.
          [ ]   ON PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

          [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                    TITLE OF SECURITIES BEING REGISTERED:
UNITS OF INTEREST IN SEPARATE ACCOUNT UNDER INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

PROSPECTUS                                             ISSUED BY
DATED MAY 1, 2014                                      MONY LIFE INSURANCE COMPANY OF AMERICA
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY           WITH VARIABLE INVESTMENT OPTIONS UNDER MONY
  CONTRACT                                             AMERICA'S MONY AMERICA VARIABLE ACCOUNT A
                                                       OPERATIONS CENTER
                                                       5788 WIDEWATERS PARKWAY
                                                       SYRACUSE, NY 13214


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THEIR PORTFOLIOS.

MONY Life Insurance Company of America (the "Company") issues the flexible payment variable annuity contract described in this prospectus. This prospectus is a disclosure document and describes all of the Contract's material features, benefits, rights and obligations, as well as other information. The description of the Contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus in accordance with the Contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.

This Contract is no longer being sold. This prospectus is used with current Contractholders only. We will continue to accept Purchase Payments under existing Contracts. You should note that your Contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your Contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Contract.

You can tell us what to do with your Purchase Payments. You can also tell us what to do with the cash value your Contract may create for you resulting from those Purchase Payments.

You may allocate some or all of your Purchase Payments into the sub-accounts. Each subaccount is a subaccount of Separate Account MONY America Variable Account A. Both the value of your Contract before annuitization and the amount we apply upon annuitization will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of AXA Premier VIP Trust and EQ Advisors Trust:



SUBACCOUNTS

- All Asset Growth-Alt 20                                   - EQ/GAMCO Small Company Value
- AXA Aggressive Allocation(1)                              - EQ/Intermediate Government Bond
- AXA Conservative Allocation(1)                            - EQ/MFS International Growth
- AXA Conservative-Plus Allocation(1)                       - EQ/Money Market
- AXA Moderate Allocation(1)                                - EQ/Quality Bond PLUS
- AXA Moderate-Plus Allocation(1)                           - EQ/T. Rowe Price Growth Stock
- EQ/Core Bond Index

NOT ALL OF THESE PORTFOLIOS MAY BE AVAILABLE IN ALL STATES OR ALL MARKETS.

(1)   The "AXA Allocation" portfolios.

You may also allocate some or all of your Purchase Payments and cash values into our Guaranteed Interest Account, which is discussed later in this prospectus.


A Statement of Additional Information dated May 1, 2014 containing additional information about the contracts is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request. You may request one by writing to our Operations Center located at MONY Life Insurance Company of America, Operations Center, 5788 Widewaters Parkway, Syracuse, New York 13214, or by telephoning 1-800-487-6669 or by accessing the SEC's website at www.sec.gov. The Table of Contents of the Statement of Additional Information can be found on the last page of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.




MLA-MM 05.14

                         CONTENTS OF THIS PROSPECTUS




1.  SUMMARY OF THE CONTRACT..........................................      3
    Definitions......................................................      3
    Purpose of the Contract..........................................      3
    Purchase Payments and cash values................................      3
    Minimum Purchase Payments........................................      3
    MONY America Variable Account A..................................      4
    Guaranteed Interest Account......................................      4
    Transfer of cash values..........................................      4
    Surrender........................................................      4
    Charges and deductions...........................................      4
    Right to return contract provision...............................      4
    Death benefit....................................................      5
    Fee tables.......................................................      5
    Example..........................................................      6
    Other contracts..................................................      7
    Condensed financial information..................................      7
2.  WHO IS MONY LIFE INSURANCE
    COMPANY OF AMERICA?..............................................      7
    MONY Life Insurance Company of America...........................      7
    How to reach us..................................................      7
    MONY America Variable Account A..................................      8
3.  THE PORTFOLIOS...................................................      9
    Purchase of portfolio shares by MONY America Variable
        Account A....................................................     12
    Guaranteed Interest Account......................................     13
4.  DETAILED INFORMATION ABOUT THE CONTRACT..........................     13
    Payment and allocation of Purchase Payments......................     14
    Telephone/facsimile/web transactions.............................     19
    Disruptive transfer activity.....................................     19
    Termination of the Contract......................................     20
5.  SURRENDERS.......................................................     21
6.  DEATH BENEFIT....................................................     22
    Death benefit provided by the Contract...........................     22
    Election and contract date of election...........................     22
    Payment of death benefit.........................................     22

7.  CHARGES AND DEDUCTIONS...........................................     23
    Deductions from Purchase Payments................................     23
    Charges against cash value.......................................     24
    Deductions from cash value.......................................     24
8.  ANNUITY PROVISIONS...............................................     27
    Annuity payments.................................................     27
    Election and change of settlement option.........................     27
    Settlement Options...............................................     28
    Frequency of annuity payments....................................     28
    Additional provisions............................................     28
9.  OTHER PROVISIONS.................................................     29
    Ownership........................................................     29
    Provision required by Section 72(s) of the Code..................     29
    Provision required by Section 401(a)(9) of the Code..............     30
    Contingent annuitant.............................................     31
    Assignment.......................................................     31
    Change of beneficiary............................................     31
    Substitution of securities.......................................     32
    Changes to Contracts.............................................     32
    Change in operation of MONY America Variable
        Account A....................................................     32
10. VOTING RIGHTS....................................................     32
11. DISTRIBUTION OF THE CONTRACTS....................................     32
12. FEDERAL TAX STATUS...............................................     35
    Introduction.....................................................     35
    Spousal status...................................................
    Taxation of annuities in general.................................     36
    Retirement plans.................................................
    Tax treatment of the Company.....................................
13. ADDITIONAL INFORMATION...........................................     42
14. LEGAL PROCEEDINGS................................................     42
15. FINANCIAL STATEMENTS.............................................     42
    About the general account........................................     43
APPENDICES
    I -- Condensed financial information.............................    I-1
    II -- Calculation of surrender charge............................   II-1
STATEMENT OF ADDITIONAL INFORMATION
    Table of Contents

1. SUMMARY OF THE CONTRACT

This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your Contract. This summary and the entire prospectus will describe the part of the Contract involving MONY America Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account and the portfolios offered by AXA Premier VIP Trust and EQ Advisors Trust. More detailed information about the portfolios offered by AXA Premier VIP Trust and EQ Advisors Trust is contained in the applicable fund prospectuses.


DEFINITIONS


--------------------------------------------------------------------------------
SPECIALIZED TERMS WILL BE DEFINED ON THE PAGE WHERE THEY FIRST APPEAR ENCLOSED IN A BOX.
--------------------------------------------------------------------------------


PURPOSE OF THE CONTRACT

The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts"). The Contract is no longer being sold. We will continue to accept Purchase Payments under existing Contracts.

The Contract is designed to allow a Contractholder to make Purchase Payments to the Company under the Contract. Those Purchase Payments are allocated at the Contractholder's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account. Those Purchase Payments can accumulate for a period of time and create Cash Values for the Contractholder. The Contractholder can choose the length of time, within limits, that such Purchase Payments may accumulate. The Contractholder may choose at some point in the future to receive annuity benefits based upon those accumulated Cash Values.

A Contractholder uses the Contract's design to accumulate cash value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain Sections of the Internal Revenue Code (the "Code"), Sections 401, 403 (other than Section 403(b)), 408, 408A, and 457, for example. We no longer offer contracts to fund plans intended to be qualified under Sections 403 or 457 of the Code, but may accept Purchase Payments under existing contracts.


--------------------------------------------------------------------------------
QUALIFIED PLANS -- RETIREMENT PLANS THAT MAY RECEIVE FAVORABLE TAX TREATMENT UNDER CERTAIN SECTIONS OF THE INTERNAL REVENUE CODE.

QUALIFIED CONTRACTS -- CONTRACTS ISSUED UNDER QUALIFIED PLANS.

NON-QUALIFIED CONTRACTS -- CONTRACTS NOT ISSUED UNDER QUALIFIED PLANS.

CASH VALUE -- THE DOLLAR VALUE AS OF ANY VALUATION DATE OF ALL AMOUNTS ACCUMULATED UNDER THE CONTRACT.
--------------------------------------------------------------------------------

The Contract is also designed to allow the Contractholder to request payments of part or all of the accumulated Cash Value before the Contractholder begins to receive annuity benefits. This payment may result in the imposition of a surrender charge. It may also be subject to a contract charge and/or income and other taxes.


PURCHASE PAYMENTS AND CASH VALUES

You may allocate your Purchase Payments to one or more of the sub-accounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account. The Purchase Payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the Purchase Payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the Purchase Payments you make will not lose value.

Purchase Payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5% or 4.0%, depending on the date your Contract was issued.


MINIMUM PURCHASE PAYMENTS

The minimum Purchase Payment for individuals varies depending upon the purchaser of the Contract and the method of paying the Purchase Payments. (See "Payment and allocation of Purchase Payments.")

Additional Purchase Payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract.") The Company may change any of these requirements in the future.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.


The subaccounts of MONY America Variable Account A invest in shares of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "Portfolios") at their net asset value. (See "The Portfolios.") Contractholders bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.



--------------------------------------------------------------------------------
CONTRACTHOLDER -- THE PERSON SO DESIGNATED IN THE APPLICATION. IF A CONTRACT
HAS BEEN ABSOLUTELY ASSIGNED, THE ASSIGNEE BECOMES THE CONTRACTHOLDER.

PURCHASE PAYMENT -- AN AMOUNT PAID TO THE COMPANY BY THE CONTRACTHOLDER OR ON THE CONTRACTHOLDER'S BEHALF AS CONSIDERATION FOR THE BENEFITS PROVIDED BY THE CONTRACT.

NET PURCHASE PAYMENT -- A PURCHASE PAYMENT LESS ANY APPLICABLE TAX CHARGE.
--------------------------------------------------------------------------------


GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is part of the Company's General Account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account.")


TRANSFER OF CASH VALUES


You may transfer Cash Value among the subaccounts and to or from the Guaranteed Interest Account, as described later in this Prospectus. Transfers may be made by telephone, fax or web if the proper form has been completed, signed, and received by the Company at its Operations Center located at 5788 Widewaters Parkway, Syracuse, New York 13214. Transfers by telephone, facsimile or via the web are subject to the Company's rules and conditions for such privilege. (See "Detailed information about the Contract -- Transfers.")



SURRENDER

You may surrender all or part of the Contract at any time and receive its Surrender Value while the annuitant is alive prior to the annuity commencement date, as described later in this Prospectus. We may impose a surrender charge. The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59 1/2 at the time of surrender. (See "Surrenders" and "Federal tax status.")


CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the Cash Value of the Contract.

We pay compensation to broker-dealers who sell the Contracts. (For a discussion of this compensation, see "Distribution of the Contracts.")


RIGHT TO RETURN CONTRACT PROVISION

This information is no longer applicable as these contracts are no longer available to new purchasers.

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the "free look period" (usually within ten days from the day you receive it). You will receive a refund equal to the Purchase Payments received by the Company, less any partial surrenders you made. During the free look period, Purchase Payments allocated to the subaccounts will be retained in the EQ/Money Market Subaccount of MONY America Variable Account A.

DEATH BENEFIT

If the Annuitant (and the Contingent Annuitant, if any) dies before the annuity commencement date, the Company will pay a death benefit to the Beneficiary. If the Annuitant dies after the annuity commencement date, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit.")


--------------------------------------------------------------------------------
ANNUITANT -- THE PERSON UPON WHOSE CONTINUATION OF LIFE ANY ANNUITY PAYMENT DEPENDS.

CONTINGENT ANNUITANT -- THE PARTY DESIGNATED BY THE CONTRACTHOLDER TO BECOME THE ANNUITANT, SUBJECT TO CERTAIN CONDITIONS, ON THE DEATH OF THE ANNUITANT.

BENEFICIARY -- THE PARTY ENTITLED TO RECEIVE BENEFITS PAYABLE AT THE DEATH OF THE ANNUITANT OR (IF APPLICABLE) THE CONTINGENT ANNUITANT.

VALUATION DATE -- EACH DAY THAT THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING. A VALUATION DATE ENDS 4:00 P.M. EASTERN TIME.
--------------------------------------------------------------------------------


FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. A charge for taxes may also be deducted.


                    CONTRACTHOLDER TRANSACTION EXPENSES:

       Maximum deferred sales load (surrender charge)
       (as a percentage of Purchase Payments surrendered)...............................................     7.00%(1)

       Maximum transfer charge..........................................................................       $25(2)

       The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.

       Maximum annual contract charge...................................................................       $50(3)


                      SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE ANNUAL CASH VALUE IN MONY AMERICA VARIABLE ACCOUNT
A):

       Maximum mortality and expense risk fees......................................................    1.25%(4)

       Total separate account annual expenses.......................................................    1.25%(4)

       (1) THE SURRENDER CHARGE PERCENTAGE, WHICH REDUCES TO ZERO, IS DETERMINED UNDER A SURRENDER CHARGE SCHEDULE. (SEE "DEDUCTIONS FROM CASH VALUE -- AMOUNT OF SURRENDER CHARGE.") THE SURRENDER CHARGE MAY BE REDUCED UNDER CERTAIN CIRCUMSTANCES WHICH INCLUDE REDUCTION IN ORDER TO GUARANTEE THAT CERTAIN AMOUNTS MAY BE RECEIVED FREE OF SURRENDER CHARGE. (SEE "DEDUCTIONS FROM CASH VALUE -- GUARANTEED FREE SURRENDER AMOUNT.")
       (2) THE TRANSFER CHARGE CURRENTLY IS $0. HOWEVER, THE COMPANY HAS RESERVED THE RIGHT TO IMPOSE A CHARGE FOR EACH TRANSFER AFTER THE FIRST FOUR TRANSFERS IN A CONTRACT YEAR, WHICH WILL NOT EXCEED $25. (SEE "DEDUCTIONS FROM CASH VALUE -- TRANSFER CHARGE.")
       (3) THE ANNUAL CONTRACT CHARGE IS CURRENTLY $30. FOR QUALIFIED CONTRACTS (OTHER THAN THOSE ISSUED FOR IRA, ROTH IRA AND SEP-IRA) THE ANNUAL CONTRACT CHARGE IS $15 PER CONTRACT YEAR. HOWEVER, THE COMPANY MAY IN THE FUTURE CHANGE AN AMOUNT OF THE CHARGE NOT EXCEEDING $50 PER CONTRACT YEAR. (SEE "DEDUCTIONS FROM CASH VALUE -- ANNUAL CONTRACT CHARGE.")
       (4) THE MORTALITY AND EXPENSE RISK CHARGE IS DEDUCTED DAILY EQUIVALENT TO A CURRENT ANNUAL RATE OF 1.25% FROM THE VALUE OF THE NET ASSETS OF MONY AMERICA VARIABLE ACCOUNT A.



The next item shows the minimum and maximum total operating expenses charged by the Portfolios for the year ended December 31, 2013. You may pay Portfolio operating expenses periodically during the time that you own the Contract. Certain Portfolios invest in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.

                  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


                                                                            Lowest          Highest
                                                                            -------        --------
       Total Annual Portfolio Operating Expenses for 2013...............     0.72%           1.32%
         (expenses that are deducted from portfolio assets
         including management fees, 12b-1 fees, service fees,
         and/or other expenses)(1)



       (1) "TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES" ARE BASED, IN PART, ON ESTIMATED AMOUNTS FOR OPTIONS ADDED DURING THE FISCAL YEAR 2013, IF APPLICABLE, AND FOR THE UNDERLYING PORTFOLIOS. IN ADDITION, THE "LOWEST" REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES OF THE EQ/MONEY MARKET PORTFOLIO AND THE EQ/CORE BOND INDEX PORTFOLIO. THE "HIGHEST" REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES OF THE ALL ASSET GROWTH-ALT 20 PORTFOLIO.




EXAMPLE


This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractholder transaction expenses, contract fees, separate account annual expense, and Portfolio fees and expenses for the year ended December 31, 2013.


The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the maximum contract charges and annual expenses of any of the Fund portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1. a. If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $952       $1,521      $2,107       $3,383


   b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):

                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $896       $1,353      $1,827       $2,806

2. a. If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $310        $948       $1,611       $3,383


   b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):

                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $250        $770       $1,316       $2,806

3. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $952        $948       $1,611       $3,383


   b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):

                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $896        $770       $1,316       $2,806

4. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $952       $1,521      $2,107       $3,383

   b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):

                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                        -------     --------     -------     --------
                                          $896       $1,353      $1,827       $2,806

For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. (See "Charges and Deductions.") On and after the annuity starting date, different fees and charges will apply.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the Contracts offered by this prospectus. Not every Contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity Contracts that he or she distributes. You can also contact us to find out more about any of MONY Life Insurance Company of America Annuity Contracts.


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2013.



2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the Contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $552.3 billion in assets as of December 31, 2013. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico. Our main administrative office is located at 525 Washington Blvd., Jersey City, NJ 07310.



On October 1, 2013, the Company entered into a reinsurance transaction with Protective Life Insurance Company ("Protective"), whereby Protective agreed to reinsure a substantial portion of the Company's life insurance and annuity business (the "Reinsured Business"). This policy is included in the Reinsured Business. Protective reinsures all of the insurance risks of the Reinsured Business and is responsible for customer service and administration for all contracts comprising the Reinsured Business. However, the Company remains the insurer of the policy and the terms, features, and benefits of the policy have NOT changed as a result of the transaction.



HOW TO REACH US


EFFECTIVE SEPTEMBER 1, 2014, YOU MAY NO LONGER ACCESS YOUR ACCOUNT INFORMATION OR MAKE TRANSACTION REQUESTS ON-LINE THROUGH THE INTERNET.



To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your Contract or the Portfolios, you may communicate with our Operations Center as listed below for the purposes described. Please refer to "Telephone/Fax/Web Transactions" for effective dates for processing telephone, Internet, and facsimile requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


FOR CORRESPONDENCE WITH CHECKS:

FOR SUBSEQUENT CONTRIBUTIONS SENT BY REGULAR MAIL:

MONY Life Insurance Company of America
P.O. Box 5064
New York, NY 10087-5064

FOR SUBSEQUENT CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

JPMorgan Chase - Lockbox Processing
Lockbox - MONY Life Insurance Company of America -
LBX 5064
4 Chase Metrotech Center
7th Floor East
Brooklyn, NY 11245


FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY MAIL:


MONY Life Insurance Company of America
Operations Center
5788 Widewaters Parkway
Syracuse, New York 13214



Your correspondence will be picked up at the mailing address noted above and delivered to our Operations Center. Your correspondence, however, is not considered received by us until it is received at our Operations Center. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Operations Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our Operations Center is: 5788 Widewaters Parkway, Syracuse, New York 13214.



BY TOLL-FREE PHONE:

Customer service representatives are available weekdays from 9:00 a.m. to 5:00 p.m., Eastern Time at 1-800-487-6669.


BY INTERNET:


Clients may access Online Account Access by visiting our Website at www.axa.com. Our Website provides access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).


You can also change your allocation percentages, transfer among investment options, make a payment, and/or change your address (1) by toll-free phone, (2) over the Internet, through Online Account Access, or (3) by writing our Operations Center. For more information about the transaction requests you can make by phone, fax or internet, see "Telephone/Fax/Web Transactions" later in this prospectus.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of the Company. Presently, only Purchase Payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the General Account Assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of MONY America Variable Account A are, however, available to cover the liabilities of our General Account to the extent that the assets of MONY America Variable Account A exceed the liabilities of the Contract supported by it. The amount of some of our obligations under the Contracts is based on the assets in MONY America Variable Account A. However, the obligations themselves are obligations of the Company.

MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered under the Investment Company Act of 1940 (the "1940 Act") and is registered and classified under that act as a "unit investment trust". The SEC, however, does not manage or supervise the Company or MONY America Variable Account A. Although MONY America Variable Account A is registered, the Securities and Exchange Commission ("SEC") does not monitor the activity of MONY America Variable Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the 1940 Act. A unit investment trust is a type of investment company. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.


MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated Portfolio of AXA Premier VIP Trust and EQ Advisors Trust. For example, the EQ/Core Bond Index Subaccount invests solely in shares of the EQ Advisors Trust EQ/Core Bond Index Portfolio. These Portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The Portfolios may also be available to certain pension accounts. The Portfolios are not available directly to individual investors. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine any two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to MONY America Variable Account A; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies of MONY America Variable Account A if marketing needs, tax considerations, or investment conditions warrant. Future subaccounts may invest in other Portfolios or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.




3. THE PORTFOLIOS



We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG") a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.



As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.



Some affiliated Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Detailed information about the Contract" later in this Prospectus for more information about your role in managing your allocations.



As described in more detail in the Portfolio prospectuses, the AXA Fund of Fund Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"). The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.



The AXA Fund of Fund Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "[x]" under the column entitled "AXA Volatility Management."



Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.



Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "AXA Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.



INVESTMENTS IN PORTFOLIOS THAT ARE ALSO OFFERED IN POLICIES/CONTRACTS WITH AN ASSET TRANSFER PROGRAM



Some of the Portfolios are offered in other AXA variable annuity contracts that have guaranteed benefit riders. Owners of these riders may be required to participate in AXA's Asset Transfer Program ("ATP"), which is designed to reduce the overall volatility of the owner's account value and therefore help AXA manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in policies/contracts with or without an ATP feature could be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all policy/contract owners invested in that Portfolio:



     (a) By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and



     (b) By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by policy/contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. If the ATP causes significant transfers of account value out of a Portfolio, any resulting negative effect on the performance of that Portfolio will be experienced to a greater extent by a policy/contract owner who remains invested in that Portfolio because his or her account value was not subject to the transfer.

                                                                                          INVESTMENT MANAGER               AXA
AXA PREMIER VIP TRUST                                                                     (OR SUB-ADVISER(S),          VOLATILITY
PORTFOLIO NAME               SHARE CLASS                   OBJECTIVE                        AS APPLICABLE)             MANAGEMENT
-----------------------  -------------------  ----------------------------------  ----------------------------------  ------------

AXA AGGRESSIVE                Class B         Seeks to achieve long-term          -  AXA Equitable Funds                  [x]
ALLOCATION(1)                                 capital appreciation.                  Management Group, LLC

AXA CONSERVATIVE              Class B         Seeks to achieve a high level       -  AXA Equitable Funds                  [x]
ALLOCATION(1)                                 of current income.                     Management Group, LLC

AXA CONSERVATIVE-             Class B         Seeks to achieve current            -  AXA Equitable Funds                  [x]
PLUS ALLOCATION(1)                            income and growth of capital,          Management Group, LLC
                                              with a greater emphasis on
                                              current income.

AXA MODERATE                  Class B         Seeks to achieve long-term          -  AXA Equitable Funds                  [x]
ALLOCATION(1)                                 capital appreciation and               Management Group, LLC
                                              current income.

AXA MODERATE-                 Class B         Seeks to achieve long-term          -  AXA Equitable Funds                  [x]
PLUS ALLOCATION(1)                            capital appreciation and               Management Group, LLC
                                              current income, with a greater
                                              emphasis on capital
                                              appreciation.



EQ/CORE BOND                  Class IA        Seeks to achieve a total return     -  AXA Equitable Funds                    -
INDEX                                         before expenses that                   Management Group, LLC
                                              approximates the total return       -  SSgA Funds Management,
                                              performance of the Barclays            Inc.
                                              Intermediate U.S
                                              Government/Credit Index,
                                              including reinvestment of
                                              dividends, at a risk level
                                              consistent with that of the
                                              Barclays Intermediate U.S.
                                              Government/Credit Index.

EQ/GAMCO SMALL                Class IB        Seeks to maximize capital           -  GAMCO Asset                            -
COMPANY VALUE                                 appreciation.                          Management, Inc.

EQ/INTERMEDIATE               Class IA        Seeks to achieve a total return     -  AXA Equitable Funds                    -
GOVERNMENT BOND                               before expenses that                   Management Group, LLC
                                              approximates the total return       -  SSgA Funds Management,
                                              performance of the Barclays            Inc.
                                              Intermediate U.S. Government
                                              Bond Index, including
                                              reinvestment of dividends, at a
                                              risk level consistent with that
                                              of the Barclays Intermediate
                                              U.S. Government Bond Index.

EQ/MFS                        Class IB        Seeks to achieve capital            -  Massachusetts Financial                -
INTERNATIONAL                                 appreciation.                          Services Company d/b/a
GROWTH                                                                               MFS Investment
                                                                                     Management


                                                                                          INVESTMENT MANAGER               AXA
EQ ADVISORS TRUST                                                                         (OR SUB-ADVISER(S),          VOLATILITY
PORTFOLIO NAME                SHARE CLASS                   OBJECTIVE                       AS APPLICABLE)             MANAGEMENT
-----------------------  --------------------  ----------------------------------  ---------------------------------  ------------

EQ/MONEY MARKET                Class IA        Seeks to obtain a high level of     -  The Dreyfus Corporation               -
                                               current income, preserve its
                                               assets and maintain liquidity.

EQ/QUALITY BOND                Class IB        Seeks to achieve high current       -  AllianceBernstein capital.            -
PLUS                                           income consistent with                 L.P.
                                               moderate risk to capital            -  AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                   -  Pacific Investment
                                                                                      Management Company
                                                                                      LLC

EQ/T. ROWE PRICE               Class IB        Seeks to achieve long-term          -  T. Rowe Price Associates,             -
GROWTH STOCK                                   capital appreciation and               Inc.
                                               secondarily, income.


(1)  The "AXA Allocation" portfolios.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. SHARE CLASSES, WHERE APPLICABLE, ARE DEFINED IN THE CORRESPONDING PORTFOLIO PROSPECTUS. THE PROSPECTUSES FOR THE PORTFOLIO CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF PORTFOLIO PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-487-6669.



Each Contractholder should periodically review their allocation of Purchase Payments and Cash Value among the subaccounts and the Guaranteed Interest Account in light of their current objectives, the current market conditions, and the risks of investing in each of the Portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each Portfolio can be found in the prospectus for the Portfolio. The Portfolio prospectuses should be read together with this prospectus.



PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT A


MONY America Variable Account A will buy and redeem shares from the Portfolios at net asset value. Shares will be redeemed when needed for the Company to:


-   collect charges under the Contracts;

-   pay Surrender Value on full surrenders of the Contracts;

-   fund partial surrenders;

-   provide benefits under the Contracts; and

- transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account as requested by Contractholders.


Any dividend or capital gain distribution received from a Portfolio will be:



-   reinvested immediately at net asset value in shares of that Portfolio;
    and


-   kept as assets of the corresponding subaccount.


--------------------------------------------------------------------------------
SURRENDER VALUE -- THE CONTRACT'S CASH VALUE, LESS (1) ANY APPLICABLE SURRENDER CHARGE, (2) AND ANY APPLICABLE ANNUAL CONTRACT CHARGE.
--------------------------------------------------------------------------------


Shares of the Portfolios are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.



When a Portfolio sells shares both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Portfolio sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Portfolio may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Portfolio could conflict.



The Board of Directors or Trustees of each of the Trusts monitors the respective Trust for the existence of material irreconcilable conflict between the interests of variable annuity Contractholders and variable life insurance Contractholders. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Trusts. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.



GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including MONY America Variable Account
A.


--------------------------------------------------------------------------------
CONTRACT YEAR -- ANY PERIOD OF TWELVE (12) MONTHS COMMENCING WITH THE CONTRACT DATE AND EACH CONTRACT ANNIVERSARY THEREAFTER.

CONTRACT ANNIVERSARY -- AN ANNIVERSARY OF THE CONTRACT DATE OF THE CONTRACT.
--------------------------------------------------------------------------------

CREDITING OF INTEREST. Net Purchase Payments allocated by a Contractholder to the Guaranteed Interest Account will be credited with interest at a rate declared by us. We guarantee that the rate will not be less than 4% (0.010746% compounded daily). For Contracts issued on and after May 1, 1994 (or on or after such later date as approval required in certain states was obtained), the rate declared by us is guaranteed not to be less than 3.5% (0.009426%, compounded daily). Each interest rate we declare will apply to all Net Purchase Payments received or transfers from MONY America Variable Account A completed within the period during which it is effective. Initial Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at the rate in effect for the date on which, (1) the Contract was issued (and the funds transferred into the EQ/Money Market Subaccount) and (2) from and after the date on which we deem the free look period to have expired on all funds transferred from the EQ/Money Market Subaccount to the Guaranteed Interest Account. Amounts may be withdrawn from the Guaranteed Interest Account as a result of:

-  Transfer

-  Partial surrender

-  Any charge imposed in accordance with the Contract

Such withdrawals will be considered to be withdrawals of amounts (and any interest credited thereon) most recently credited to the Guaranteed Interest Account.

Prior to the expiration of the period for which a particular interest rate was guaranteed, we will declare a renewal interest rate. The renewal interest rate will be effective for the succeeding period we determine.


4. DETAILED INFORMATION ABOUT THE CONTRACT

The Cash Value in MONY America Variable Account A and in the Guaranteed Interest Account provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Cash Value, particularly the Cash Value in MONY America Variable Account A. There may be differences in your Contract, such as differences in fees, charges and benefits, because of the State where we issued your Contract. We will include any such differences in your Contract.

The Contract may be used with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Contract through a qualified plan, you should consider purchasing this Contract for its death benefit, income benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether or not the Contract is an appropriate investment for you.

PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

ISSUANCE OF THE CONTRACT

Disclosure regarding contract issuance and minimum initial Purchase Payments is for informational purposes only. This Contract is no longer available to new purchasers.

The Contract is between you and the Company. The Contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your Contract. In the absence of a specific written arrangement to the contrary, you as the owner of the Contract, have the sole authority to make investment allocations and other decisions under the Contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your Contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

Individuals who want to buy a Contract must:

      (1)  complete an application;

      (2)  personally deliver the application to:

           (a) a licensed agent of the Company who is also a registered representative of AXA Advisors, LLC or AXA Distributors, LLC (together, the "Distributors") who act as the principal underwriters for the Contracts, or

           (b) a licensed agent who is also registered representative of a broker dealer which had been authorized by the Distributors to sell the Contract; and

      (3)  pay the minimum initial Purchase Payment.

If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional premium payments you make on the Business Day we receive them at our Operations Center. Please note that if you submit your Purchase Payment to your agent, we will not begin processing the Purchase Payment until we have received it from your agent's selling firm.

The minimum initial Purchase Payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial Purchase Payment for each situation.

USE OF CONTRACT OR METHOD OF MAKING PURCHASE PAYMENT                                 MINIMUM INITIAL PURCHASE PAYMENT
------------------------------------------------------------------------  ------------------------------------------------------
Individual retirement accounts and annuities under Section 408 of         $2,000
|the Code (other than Simplified Employee Pensions)

Non-Qualified Contracts                                                   $2,000

H.R. 10 plans (self-employed individuals' retirement plans under          $600
Section 401 of the Code), certain corporate or association
retirement plans, and Simplified Employee Pensions under
Section 408 of the Code(1)

Annuity purchase plans sponsored by certain tax-exempt                    $600
organizations, governmental entities, or deferred compensation plans under Section 457 of the Code

Payroll deduction and automatic checking account withdrawal               Annualized rate of $600 (i.e., $600 per year, $300
plans                                                                     semiannually, $150 quarterly or $50 per month)

Government Allotment Plans                                                $50 per month

(1) Prior to January 1, 1989 the Contracts discussed in this prospectus were offered in connection with Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b) of the Code.


--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- PAYROLL DEDUCTION PLANS USED FOR FINANCIAL PRODUCTS BY GOVERNMENT EMPLOYEES.
--------------------------------------------------------------------------------

Additional Purchase Payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50.

The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if that would cause Cumulative Purchase Payments, less any partial surrenders and their surrender charges, to exceed $1,500,000.

The Company reserves the right to reject an application for any reason permitted by law.

Net Purchase Payments received before the Contract Date will be held in the Company's General Account and will be credited with interest at not less than 4.0% or 3.5% per year depending on the date your Contract was issued, if:

     (1)  the Contract is issued by the Company, and

     (2)  the Contract is delivered to the Contractholder.

No interest will be paid if the Contract is not issued or if it is not delivered to the Contractholder. Net Purchase Payments will be held in the EQ/MONY Market Subaccount of MONY America Variable Account A if:

     (1)  the application is approved,

     (2)  the Contract is issued, and

     (3)  the Contract is delivered to the Contractholder.

These amounts will be held in the EQ/MONY Market Subaccount pending end of the free look period. (See "Free look period.")



--------------------------------------------------------------------------------
CONTRACT DATE -- THE DATE THE CONTRACT BEGINS AS SHOWN IN THE CONTRACT.
--------------------------------------------------------------------------------


TAX-FREE 'SECTION 1035' EXCHANGES

This information is no longer applicable to the purchase of these Contracts as these Contracts are no longer available to new purchasers.

The Contractholder can generally exchange one, or a portion of one, annuity contract for another in a 'tax-deferred exchange' under Section 1035 of the Internal Revenue Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Contractholder should compare both contracts carefully. Remember that if you exchange another contract for the one, or part of one, described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, the Contractholder may have to pay federal income tax, and penalty taxes on the exchange. The Contractholder should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Contractholder's best interest and not just better for the person trying to sell the Contractholder this Contract (that person will generally earn a commission if the Contractholder buys this Contract through an exchange or otherwise).

FREE LOOK PERIOD

This information is no longer applicable, as these Contracts are no longer available to new purchasers.

The Contractholder may return the Contract during the free look period (usually within 10 days of the delivery date). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded (except for contracts entered into in the Commonwealth of Pennsylvania) is equal to the greater of:

     (1)  all Purchase Payments; and

     (2) (a) Cash Value of the Contract (as of the date received at the Operations Center or, if returned by mail, after being postmarked, properly addressed and postage prepaid) plus (b) any deductions from Purchase Payments (i.e. taxes for annuity considerations deducted, mortality and expense risk charges deducted in determining unit value of MONY America Variable Account A, and asset charges deducted in determining the share value of the Funds).

ALLOCATION OF PAYMENTS AND CASH VALUE

ALLOCATION OF PAYMENTS. On the application, the Contractholder may allocate Net Purchase Payments to the subaccount(s) of MONY America Variable Account A or to the Guaranteed Interest Account. Net Purchase Payments

(and any interest thereon) are held in the EQ/Money Market Subaccount of MONY America Variable Account A if they are received before the end of the free look period. The Net Purchase Payments will initially be allocated to the EQ/Money Market Subaccount beginning on the later of:

     (1)  the Contract Date of the Contract, and

     (2)  the date the Payment is received at the Company's Operations
          Center.

Net Purchase Payments will continue to be allocated to that subaccount until the free look period expires (See "Free look period" above). After we deem the free look period to have expired, the Contract's Cash Value will automatically be transferred to MONY America Variable Account A Subaccount(s) or to the Guaranteed Interest Account according to the Contractholder's percentage allocation.

After the free look period, under a non-automatic payment plan, if the Contractholder does not:

     (1)  specify the amount to be allocated among subaccounts, or

     (2)  specify the percentage to be allocated among subaccounts, or

     (3)  the amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated according to the Contractholder's most recent instructions on record. If there are no instructions on record, then the Purchase Payment will be allocated to the EQ/Money Market subaccount. The amount specified must not be less than $10.00 and the percentage specified must not be less than 10% of the Net Purchase Payment. Allocation percentages must total 100%.

For automatic payment plans, Net Purchase Payments will be allocated according to the Contractholder's most recent instructions on record. If there are not instructions on record, then the Net Purchase Payments will be allocated to the EQ/Money Market subaccount. You may change your allocation instructions by writing our Operations Center. A change will take effect within seven days after we receive the notice of the change.

LIMIT ON PURCHASE PAYMENTS ALLOCATED TO THE GUARANTEED INTEREST ACCOUNT

The Company will return to the Contractholder any portion of the Purchase Payment requested for allocation to the Guaranteed Interest Account if (a) Cash Value in the Guaranteed Interest Account equals or exceeds $250,000.00 or (b) acceptance of that partial payment would cause Cash Value in the Guaranteed Interest Account to exceed $250,000.00.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

When allocated Net Purchase Payments are received, they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Valuation Date on which the Purchase Payment is received.

To determine the unit value of a subaccount on each Valuation Date, the Company takes the prior Valuation Date's unit value and multiplies it by the Net Investment Factor for the current Valuation Date. The Net Investment Factor is used to measure the investment performance of a subaccount from one Valuation Date to the next. The Net Investment Factor for each subaccount equals:

     (1) the net asset value per share of each Fund held in the subaccount at the end of the current Valuation Date divided by

     (2) the net asset value per share of each Fund held in the subaccount at the end of the prior Valuation Date, minus

     (3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.

The unit value of these subaccounts may increase, decrease or remain the same from Valuation Date to Valuation Date. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Contractholder bears the entire investment risk. Contractholders should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

CALCULATION OF GUARANTEED INTEREST ACCOUNT CASH VALUE

Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited to that account on:

     (1)  The date received at the Operations Center, or

     (2) If the day Payments are received is not a Valuation Date, then on the next Valuation Date.

Interest will be credited daily. That part of Net Purchase Payments allocated to the Guaranteed Interest Account that exceeds the $250,000 limit imposed by the Company will be returned to the Contractholder.

CALCULATION OF CASH VALUE

The Contract's Cash Value will reflect:

     - The investment performance of the selected subaccount(s) of MONY America Variable Account A;

     -  Amounts credited (including interest) to the Guaranteed Interest
        Account;

     -  Any Net Purchase Payments;

     -  Any partial surrenders; and

     -  All contract charges (including surrender charges) imposed.

There is no guaranteed minimum Cash Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account. Because a Contract's Cash Value at any future date will be dependent on a number of variables, it cannot be predetermined.

The Cash Value will be computed first on the Contract Date and thereafter on each Valuation Date. On the Contract Date, the Contract's Cash Value will be the Net Purchase Payments received plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract.")

After allocation of the amounts in the General Account to MONY America Variable Account A or the Guaranteed Interest Account, on each Valuation Date, the Contract's Cash Value will be computed as follows:

     (1) Determine the aggregate of the Cash Values attributable to the Contract in each of the subaccounts on the Valuation Date. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract;

     (2) Add any amount credited to the Guaranteed Interest Account. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account and:

          -  The addition of any interest credited;

          -  Addition or subtraction of any amounts transferred;

          -  Subtraction of any partial surrenders; and

          - Subtraction of any contract charges, surrender charges and transfer charges.

     (3)  Add any Net Purchase Payment received on that Valuation Date;

     (4) Subtract any partial surrender amount and its surrender charge made on that Valuation Date;

     (5)  Subtract any annual contract charge deductible on that Valuation
          Date.

In computing the Contract's Cash Value, the number of subaccount units allocated to the contracts is determined after any transfers among subaccounts or between one or more of the subaccounts and the Guaranteed Interest Account. Any transfer charges are also deducted. However, the computation of the Contract's Cash Value is done before any other contract transactions on the Valuation Date, such as:

     -  Receipt of Net Purchase Payments.

     -  Partial surrenders.

If a transaction would ordinarily require that the Contract's Cash Value be computed for a day that is not a Valuation Date, the next following Valuation Date will be used.


TRANSFERS. You may transfer the value of the Contract among the subaccounts after the free look period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the web if you have proper authorization. The same rules apply as those for allocation of payments by telephone, facsimile or via the web. (See "Telephone/facsimile/web transaction.") Transfers will be executed at the net asset value next calculated by the Company if the transfer instruction is received and acknowledged by 4:00 p.m., Eastern Time on a day on which the New York Stock Exchange is open for business (or as of an earlier close of regular trading). If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below. Effective September 1, 2014, you may no longer access your account information or make transaction requests on-line through the Internet.


Transfers may be postponed for any period during which:

     (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

     (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

     (3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

A transfer charge is not currently imposed on transfers. (See "Charges against cash value -- Transfer charge.") However, the Company reserves the right to impose a charge for transfers in excess of four. Such charge will not exceed $25 per transfer. If imposed, the charge will be deducted from the subaccount(s) or the Guaranteed Interest Account from which the amounts are transferred. This charge is in addition to the amount transferred. The charge allocated against the Guaranteed Interest Account or any subaccounts will be in the same proportion that the amount being transferred from the Guaranteed Interest Account or any subaccount bears to the total amount being transferred. If there is insufficient Cash Value in a subaccount or in the Guaranteed Interest Account to provide for its proportionate share of the charge, then the entire charge will be allocated in the same manner as the annual contract charge. (See "Charges against cash value -- Annual contract charge.") All transfers in a single request are treated as one transfer transaction. Transfers resulting from the first reallocation of Cash Value at the end of the free look period will not be subject to a transfer charge nor will it be counted against the four transfers allowed in each Contract Year without charge. Under present law, transfers are not taxable transactions.

TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT. Transfers to or from the Guaranteed Interest Account are subject to the following limitations.

     - We will reject that part of the transfer that will cause amounts credited to the Guaranteed Interest Account to exceed $250,000.

       -- The portion in excess of the $250,000 limitation will be allocated back to the subaccounts designated in that transfer as the subaccounts from which amounts were to be transferred. The allocation back will be in the proportion that the amount requested to be transferred from each subaccount bears to the total amount transferred.

     - Transfers from the Guaranteed Interest Account to one or more subaccounts may be made once during each Contract Year, and the amount which may be transferred is limited to the greater of:

       -- 25% of the Cash Value in the Guaranteed Interest Account on the date the transfer would take effect or

       --  $5,000.

     - Transfers from the Guaranteed Interest Account to one or more subaccounts will be effective only on an anniversary of the Contract Date or on a Valuation Date not more than 30 days thereafter.

Please see "Payment and allocation of Purchase Payments" earlier in this section for more information about your role in managing your allocations.

PORTFOLIO REBALANCING

Our portfolio rebalancing program can help prevent a well-conceived investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your Contract. The program does not guarantee an investment gain or protect against an investment loss. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Requesting a transfer while enrolled in our rebalancing program will automatically terminate your participation in the program. This means that your account will no longer be rebalanced on a periodic basis. You must provide us with written instructions if you wish your account to be rebalanced in the future.

TELEPHONE/FACSIMILE/WEB TRANSACTIONS


The Contractholder may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the web subject to the guidelines (which we believe to be reasonable) of the Company and its right to terminate telephone, facsimile or via the web. The Company reserves the right to deny any telephone, facsimile or via the web allocation request. Effective September 1, 2014, you may no longer access your account information or make transaction requests on-line through the Internet.


Any such change, whether made in writing or by telephone, facsimile or via the web, will be effective within seven days after we receive notice, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940.

We have adopted guidelines relating to changes of allocations by telephone which, among other things, outline procedures designed to prevent unauthorized instructions. If the Contractholder does not follow these procedures:

     (1) the Company shall not be liable for any loss as a result of following fraudulent telephone instructions; and

     (2) the Contractholder will, therefore, bear the entire risk of loss due to fraudulent telephone instructions.


A copy of the guidelines and our form for electing telephone/facsimile transfer privileges is available from your financial professional or by calling us at 1-800-487-6669, Monday through Friday, 9AM to 5PM, Eastern Time. Web transfer privileges and a copy of the guidelines and forms are available online at www.axa.com. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted. To elect web allocation and transfer privileges, you must log on to www.axa.com, and register for online account access. This online application must be electronically signed and received by the Company via the Internet before web transaction instructions will be accepted. Effective September 1, 2014, you may no longer access your account information or make transaction requests on-line through the Internet.


SPECIAL NOTE ON RELIABILITY. Please note that the internet or our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the Contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The Contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and Contractholders.


We offer subaccounts with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts"). The Trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us Contractholder trading activity. The Trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each Trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the Trusts for more information.


As of the date of this prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trusts' prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity, and any unaffiliated trust would have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the Contractholder is identified a second time as engaged in potentially disruptive transfer activity under the Contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all Contractholders uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by Contractholders. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the Contractholder.


Contractholders should note that it is not always possible for us and the Trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, Contractholders may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the Trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



TERMINATION OF THE CONTRACT

The Contract will remain in effect until the earlier of:

     (1)  the date the Contract is surrendered in full,

     (2)  the date annuity payments start,

     (3) the Contract Anniversary on which, after deduction for any annual contract charge then due, no Cash Value remains in the Contract, and

     (4)  the date the death benefit is payable under the Contract.

5. SURRENDERS

The Contractholder may elect to make a surrender of all or part of the Contract's Cash Value provided it is:

     -  on or before the annuity payments start, and

     -  during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operation Center.

The amount of the surrender may be equal to the Contract's Surrender Value, which is its Cash Value less:

     (1)  any applicable surrender charge, and

     (2)  (for a full surrender) any annual contract charge.

The Surrender may also be for a lesser amount (a "partial surrender") of at least $100. Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Surrender Value will be paid to the Contractholder. For a partial surrender, any surrender charge will be in addition to the amount requested by the Contractholder.

A surrender will result in the cancellation of units of the particular subaccounts and the withdrawal of amounts credited to the Guaranteed Interest Account in accordance with the directions of the Contractholder. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, the annual contract charge and any surrender charge. For a partial surrender, the Company will cancel Units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account accumulation period under the allocation specified by the Contractholder. The unit value will be calculated as of the Valuation Date the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 10% of the partial surrender must be allocated to any subaccount or Guaranteed Interest Account designated by the Contractholder. Allocations by amount require that at least $25 be allocated against the Guaranteed Interest Account or any subaccount. The request will not be accepted if:

     - there is insufficient Cash Value in the Guaranteed Interest Account or a subaccount to provide for the requested allocation against it, or

     -  the Guaranteed Interest Account limitation is exceeded, or

     -  the request is incorrect.

If an allocation is not requested, then the entire amount of the partial surrender will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that the Contract's Cash Value held in said accounts bears to the Contract's Cash Value.

Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. If (1) an allocation of the partial surrender is not made, or (2) there is insufficient Cash Value in any of the Contractholder's accounts to provide for any account's proportionate share of the surrender charge, then the entire amount will be allocated against each account in the same proportion that the Cash Value in each account bears to the Contract's Cash Value.

Any amount paid from the variable account for a cash surrender, death benefit or transfer will be processed and paid in accordance with the requirements of the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment or transfer request under the 1940 Act. Postponement is currently permissible only for any period during which:

     (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

     (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

     (3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund, or

     (4) for such other periods as the Securities and Exchange Commission may by order permit for the protection of Contractholders.

Any cash surrender involving payment from amounts credited to the Guaranteed Interest Account may be postponed, at the option of the Company, for up to six months from the date the request for a surrender is received by the

Company. The Contractholder may elect to have the amount of a surrender settled under one of the settlement options of the Contract, if the amount is at least $1,000. (See "Annuity provisions.")

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Contractholders should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a cash surrender should be carefully considered. (See "Federal tax status.")


6. DEATH BENEFIT


DEATH BENEFIT PROVIDED BY THE CONTRACT

The Company will pay a death benefit to the Beneficiary if:

     -  the Annuitant dies; and

     -  the death occurs before the annuity payments start.

The amount of the death benefit will be the greater of:

     (1)  the Cash Value on the date of the Annuitant's death;

     (2) the Purchase Payments paid, less any partial surrenders and their surrender charges.

If the death of the Annuitant occurs on or after the annuity payments start, no death benefit will be payable except as may be provided under the settlement option elected.


In general, on the death of any Contractholder amounts must be distributed from the Contract as required by Section 72(s) of the Code. (See "Provision required by Section 72(s) of the Code" later in this prospectus.) In cases where an owner who is not the Annuitant dies, we will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)



ELECTION AND CONTRACT DATE OF ELECTION

The Contractholder may elect to have the death benefit of the Contract applied under one or more settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

     -  during the lifetime of the Annuitant, and

     -  before the annuity payments start.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect:

     (1)  to receive the death benefit in the form of a lump sum payment;

          or

     (2) to have the death benefit applied under one of the settlement options, if the amount is at least $1,000.

(See "Settlement options.") If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a cash payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Contractholder will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.


PAYMENT OF DEATH BENEFIT

If the death benefit proceeds are to be paid in cash to the Beneficiary, payment usually will be made within seven (7) days of the date due proof of death is received.

The Company may be permitted to postpone such payment for amounts from MONY America Variable Account A under the 1940 Act. (See "Surrenders.") If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Interest at a rate determined by us will be paid on any death benefit paid in one sum, from the date of the Annuitant's (or Contingent Annuitant's, if applicable) death to the date of payment. The interest rate will not be less than 2.75% annually. Unless another option is elected, the death benefit proceeds will generally be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.


7. CHARGES AND DEDUCTIONS

The following table summarizes the charges and deductions under the Contract:

                                              DEDUCTIONS FROM PURCHASE PAYMENTS
------------------------------------------------------------------------------------------------------------------------------
TAX CHARGE                                                               STATE AND LOCAL -- 0%-3.50% -- Company
                                                                         currently assumes responsibility; current charge
                                                                         to Contractholder 0%.
                                                                         FEDERAL -- Currently 0% (Company reserves the
                                                                         right to charge in the future.)

                                     DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A
------------------------------------------------------------------------------------------------------------------------------
MORTALITY & EXPENSE RISK CHARGE                                          Maximum daily rate -- 0.003425%
Annual Rate deducted daily from net assets                               Maximum annual rate -- 1.25%

                                                  DEDUCTIONS FROM CASH VALUE
------------------------------------------------------------------------------------------------------------------------------
ANNUAL CONTRACT CHARGE                                                   Non-Qualified Contracts  -- $30 (subject to
Current charges listed may be increased to as much as $50                increase up to $50)
($30 in certain states) on 30 days written notice.                       IRA and SEP-IRA  -- $30 (subject to increase up
                                                                         to $50)
                                                                         Qualified Contracts  -- $15 (subject to increase
                                                                         up to $50)

------------------------------------------------------------------------------------------------------------------------------
TRANSACTION AND OTHER CHARGES                                            $0
Transfer charge                                                          (Company reserves the right to charge up to $25
                                                                         after the first four transfers in a Policy Year)

------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                                                         See below for grading schedule. See page
Grades from 7% to 0% of Purchase Payments surrendered based              "Charges and deductions -- Charges against
on a schedule.                                                           cash value" for details of how it is computed.

------------------------------------------------------------------------------------------------------------------------------

The following provides additional details of the charges and deductions under the Contract.

Please note that the amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.


DEDUCTIONS FROM PURCHASE PAYMENTS

Deductions may be made from Purchase Payments for a charge for premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. The amount of the deduction will vary from locality to locality. Deductions will generally range from 0% to 3.50% of Purchase Payments. However, we are currently assuming responsibility for payment of this tax. If the Company is going to make deductions for such tax from future Purchase Payments, it will give 30 days written notice to each affected Contractholder.

CHARGES AGAINST CASH VALUE

DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A

MORTALITY AND EXPENSE RISK CHARGE

The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. This daily charge from MONY America Variable Account A is deducted at a current and guaranteed maximum daily rate of 0.003425% (equivalent to an annual rate of 1.25%) from the value of the net assets of MONY America Variable Account A. The charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Valuation Date. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Valuation Date, the deduction on the Valuation Date will be 0.003425% multiplied by the number of days since the last Valuation Date.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.

If the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.


DEDUCTIONS FROM CASH VALUE

ANNUAL CONTRACT CHARGE

The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, record-keeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from AXA Equitable and such other sources as may be available.

An annual contract charge will be deducted from the Contract's Cash Value to help cover administrative expenses. Currently, for Non-Qualified Contracts (and contracts issued for IRA and SEP-IRA) the amount of the charge is $30. The charge may be increased to as much as $50. For Qualified Contracts (other than those issued for IRA and SEP-IRA) currently the amount of the charge is reduced to $15. This charge may be increased to as much as $50, and may be increased to $30 in the event the Contract is no longer a Qualified Contract. The Contractholder will receive a written notice 30 days in advance of any change in the charge.

The annual contract charge is deducted from the Cash Value on the following dates:

     (1)  Each Contract Anniversary before the date annuity payments start.

     (2)  On the day the annuity payments start.

     (3)  On the day of a full surrender (if it is not a Contract
          Anniversary).

The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the Cash Value in those accounts bears to the Cash Value of the Contract. The Company does not expect to make any profit from the administrative cost deductions.

TRANSFER CHARGE

Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account and one or more of the subaccounts (including transfers made by telephone, facsimile or via the web if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer in excess of four instructed by the Contractholder in a Contract Year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Cash Value held in the subaccount(s) or from the Guaranteed Interest Account from which the transfer is made. The transfer charge will be allocated against these accounts in the same proportion as the amounts transferred. If there is insufficient value in an account to provide for its proportionate share of the charge, then the entire charge will be allocated in the same manner as the annual contract charge.

SURRENDER CHARGE

A contingent deferred sales charge (called a "surrender charge") will be imposed against the Contract's Cash Value when a full or partial surrender is requested or at the start of annuity benefits if Net Purchase Payments were made in the last eight Contract Years. The amount deducted from the Cash Value to cover the surrender charge is not subject to the surrender charge.

The surrender charge will never exceed 7% of total Purchase Payments. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY America Variable Account A to cover mortality and expense risks borne by the Company. (See "Mortality and expense risk charge.")

We impose a surrender charge when a surrender is made if:

     (1) all or a part of the Contract's Surrender Value (See "Surrenders") is surrendered and Net Purchase Payments were made in the last eight Contract Years, or

     (2) the Surrender Value is received at maturity on the annuity commencement date.

A surrender charge will not be imposed:

     (1) To the extent necessary to permit the Contractholder to obtain an amount equal to the guaranteed free surrender amount (See "Guaranteed free surrender amount.")

     (2) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options.")

     (3) If the surrender is a full surrender and the following conditions are met:

          (a) Annuitant is age 59 1/2 or older on the date of the full surrender;

          (b)  the Contract has been in effect for at least 10 Contract Years;
               and

          (c) one or more Purchase Payments were remitted during each of at least 7 of the 10 Contract Years immediately preceding the date of the surrender.

For a partial surrender, the surrender charge will be deducted from any remaining Contract Value, if sufficient. If the Contract Value is not sufficient, it will be deducted from the amount surrendered. Any Surrender Charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender. If there is insufficient Cash Value in the Guaranteed Interest Account or any subaccount to provide for its proportionate share of the charge, then the entire charge will be allocated against said accounts in the same proportion that the Cash Value held in said accounts bears to the Cash Value in the Guaranteed Interest Account and all subaccounts.

No surrender charge will be deducted from death benefits. (See "Death benefit.")

For purposes of determining the surrender charge, surrenders will be attributed to payments on a first-in, first-out basis. Contractholders should note that this is different from the allocation method that is used for determining tax obligations. (See "Federal tax status.")

AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is determined as follows:

STEP 1. Allocate Purchase Payments on a first-in, first-out basis to the amount surrendered. (Any Purchase Payments previously allocated to calculate a surrender charge are unavailable for allocation to calculate any future surrender charges); and

STEP 2. Multiply each allocated Purchase Payment by the appropriate surrender charge percentage determined on the basis of the table below:


                                               SURRENDER CHARGE PERCENTAGE TABLE
                                         ---------------------------------------------
                                            CONTRACT YEAR SINCE          SURRENDER
                                           PURCHASE PAYMENT MADE     CHARGE PERCENTAGE
                                         -----------------------     -----------------
                                                     0                      7%

                                                     1                      7

                                                     2                      6

                                                     3                      6

                                                     4                      5

                                                     5                      4

                                                     6                      3

                                                     7                      2

                                                8 (or more)                 0

STEP 3.  Add the products of each multiplication in Step 2 above.

GUARANTEED FREE SURRENDER AMOUNT. The surrender charge may be reduced by using the Guaranteed Free Surrender Amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

     (1) For Qualified Contracts issued on or after May 1, 1994, (other than Contracts issued for IRA and SEP-IRA), an amount up to the greater of:

          (a)  $10,000 (but not more than the Contract's Cash Value), or

          (b) 10% of the Contract's Cash Value (at the time the first partial surrender is request is received) may be received in each Contract Year without a surrender charge.

     (2) For Qualified Contracts issued before May 1, 1994 and for holders of contracts in states where approval has not been granted, an amount up to 10% of the Cash Value of the Contract (on the date the partial surrender is request is received) in each Contract Year.

     (3) For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Cash Value, on the date of the first surrender during that Contract Year, of the Contract may be received in each Contract Year without a surrender charge.

We reserve the right to limit the number of partial surrenders under the Guaranteed Free Surrender Amount to 12 during any Contract Year. Since Purchase Payments are allocated on a first-in, first-out basis, the free surrender amount will not reduce surrender charges to the extent that any Cash Value in that amount is equal to Purchase Payments received eight or more Contract Anniversaries ago. (For illustrations of how the surrender charge is calculated, see Appendix II of this prospectus.)


TAXES

Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal tax status.")


INVESTMENT ADVISORY FEE

Each portfolio in which MONY America Variable Account A invests incurs certain fees and charges. To pay for these charges, the portfolio makes deductions from its assets. Certain portfolios available under the Contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. The portfolio expenses are more fully described in the Fund prospectuses. (Please see the prospectuses for the Funds for more information.)

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses, and the costs of contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)


8. ANNUITY PROVISIONS


ANNUITY PAYMENTS

Annuity payments under a Contract will begin on the date that is selected by the Contractholder when the Contract is applied for. The date chosen for the start of annuity payments may be:

     (1) no earlier than the Contract Anniversary nearest the Annuitant's 10th birthday, and

     (2) no later than the Contract Anniversary nearest the Annuitant's 95th birthday.

The minimum number of years from the Contract Date to the start of annuity payments is 10. The date when annuity payments start may be:

     (1) Advanced to a date that is not earlier than the 10th Contract Anniversary.

     (2) Deferred from time to time by the Contractholder by written notice to the Company.

The date when annuity payments start will be advanced or deferred if:

     (1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

     (2) The new start date for annuity payments is a date which is not later than the Contract Anniversary nearest the Annuitant's 95th birthday.

A particular retirement plan may contain other restrictions.

When annuity payments begin, the Contract's Surrender Value, less any tax charge which may be imposed when annuity payments begin, will be applied to provide an annuity or any other option previously chosen by the Contractholder and permitted by the Company. A supplementary contract will be issued when proceeds are applied to a settlement option. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments begin. No surrender will be permitted except as may be available under the settlement option elected.

For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.


ELECTION AND CHANGE OF SETTLEMENT OPTION

During the lifetime of the Annuitant and prior to the start of annuity payments, the Contractholder may elect:

     -  one or more of the settlement options described below, or

     -  another settlement option as may be agreed to by the Company.

The Contractholder may also change any election if written notice of the change is received by the Company at its Operation Center prior to the start of annuity payments. If no election is in effect when annuity payments start, Settlement Option 3, for a Life Annuity with 10 years certain, based on the Annuitant's life, will be considered to have been elected.

Settlement options may also be elected by the Contractholder or the Beneficiary as provided in the death benefit and Surrender sections of this prospectus. (See "Death benefit" and "Surrenders.") The amount of death or surrender proceeds must be at least $1,000.

Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

SETTLEMENT OPTIONS

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of the MONY America Variable Account A. Unless you elect Settlement Option 1, you may not change settlement options once payments begin.

SETTLEMENT OPTION 1 -- INTEREST INCOME: Interest on the proceeds at a rate (not less than 2.75% percent per year) set by the Company each year. This Option will continue until the earlier of the date the Payee dies or the date you elect another settlement option.

SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10% of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Contractholders may be restricted by the terms of the plans.


FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

     - Quarterly;

     - Semiannually; or

     - Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.


ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

The Contract may be required to be returned upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of NORRIS, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.


9. OTHER PROVISIONS


OWNERSHIP

The Contractholder has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Contingent Annuitant if one has been named), the Contractholder is the person so designated in the application, unless:

     (1)  A change in Contractholder is requested, or

     (2)  A Successor Contractholder becomes the Contractholder.

The Contractholder may name a Successor Contractholder or a new Contractholder at any time. If the Contractholder dies, the Successor Contractholder, if living, becomes the Contractholder. Any request for change must be:

     (1)  Made in writing; and

     (2)  Received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Contractholder or Successor Contractholder will apply to any payment made or action taken by the Company after the request for the change is received. Contractholders should consult a competent tax adviser prior to changing Contractholders.


--------------------------------------------------------------------------------
SUCCESSOR CONTRACTHOLDER -- THE LIVING PERSON WHO, AT THE DEATH OF THE CONTRACTHOLDER, BECOMES THE NEW CONTRACTHOLDER.
--------------------------------------------------------------------------------


PROVISION REQUIRED BY SECTION 72(S) OF THE CODE


The entire interest under a Non-Qualified Contract must be distributed within five years of any Owner's death if any Owner dies before annuity payments start. Satisfactory proof of death must be provided to the Company.



If the deceased Owner's spouse is the Successor Owner as of the date of the Owner's death, then the surviving spouse will be treated as the new Owner of the Contract and may continue the Contract. Spousal status is determined under federal law for this purpose (described below).



If the surviving spouse is not the Successor Owner:



     (1) the Contract will be surrendered as of the date of the Owner's death, and



     (2)  the proceeds will be paid to the Beneficiary.



If the Beneficiary is the Successor Owner, the surrender proceeds may be paid over the life of the Successor Owner if:



     (1)  the Successor Owner chooses that option, and



     (2) payments begin no later than one year after the date of the Owner's death.



This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

If any Owner, Annuitant or payee dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's, Annuitant's or payee's death.



PROVISION REQUIRED BY SECTION 401(A)(9) OF THE CODE


The entire interest of a Qualified Plan participant in the Contract generally will begin to be distributed no later than the required beginning date. Distributions generally must begin not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70 1/2. The interest is distributed:


     -  over the life of such Participant, or

     -  the lives of such Participant and designated Beneficiary.

If (i) required minimum distributions have begun, and (ii) the Participant dies before the Contractholder's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as quick as that used as of the date of the Participant's death.

The Contract generally will be surrendered as of the Participant's death if:

     (1)  The Participant dies before the start of such distributions, and

     (2)  There is no designated Beneficiary.


The surrender proceeds must be distributed within five years after the date of death. But, the surrender proceeds may, be paid over the life of any designated Beneficiary at his/her option. In such case, distributions generally will begin not later than one year after the Participant's death. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan.



It is the Contractholder's responsibility to assure that distribution rules imposed by the Code and Treasury regulations will be met. The Contractholder may want to consult a tax adviser concerning the potential application of these complex rules before purchasing this annuity Contract, purchasing additional features under this annuity Contract or making additional Purchase Payments under this annuity Contract. (See "Federal tax status".)




CONTINUATION OF THE CONTRACT BY A SURVIVING SPOUSE



As described above, in certain cases a surviving spouse may elect, in the case of Non-Qualified Contracts and Contracts that are used in connection with IRAs under Section 408 of the Code, to continue the Contract and become the new Owner. A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.



The designated beneficiary of an annuity contract who is recognized as a spouse of a deceased owner for federal tax purposes is treated more favorably than a designated beneficiary who is not recognized as a spouse for federal tax purposes. Specifically, a designated beneficiary who is recognized as a spouse of the deceased owner for federal tax purposes may continue the Contract and become the new Owner as described above. In contrast, a designated beneficiary who is not recognized as a spouse of the deceased owner for federal tax purposes must surrender the Contract within 5 years of the owner's death or take distributions from the Contract over the beneficiary's life or life expectancy beginning within one year of the owner's death.



The Internal Revenue Service has ruled that for federal tax purposes, the term "spouse" does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to nonspouse beneficiaries and will not be able to continue the Contract.



IF YOU HAVE QUESTIONS CONCERNING YOUR STATUS AS A SPOUSE FOR FEDERAL TAX PURPOSES AND HOW THAT STATUS MIGHT AFFECT YOUR RIGHTS UNDER THE CONTRACT, YOU SHOULD CONSULT YOUR LEGAL ADVISER.



--------------------------------------------------------------------------------
CONTINGENT ANNUITANT -- THE PERSON WHO IS THE ANNUITANT AT THE DEATH OF THE ANNUITANT.
--------------------------------------------------------------------------------

CONTINGENT ANNUITANT

Except where the Contract is issued in connection with a Qualified Plan, a Contingent Annuitant may be designated by the Contractholder. Such designation may be made only once before annuitization, either:

     (1)  in the application for the Contract, or

     (2) after the Contract is issued, by written notice to the Company at its Operation Center.

You cannot change the Contingent Annuitant, but you can delete the Contingent Annuitant. The Contingent Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Contingent Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

     -  any payment made by the Company, or

     - action taken by the Company before the receipt of the notice at the Company's Operations Center.

The Contingent Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary nearest the Contingent Annuitant's 95th birthday.

On the death of the Annuitant, the Contingent Annuitant will become the Annuitant, under the following conditions:

     (1) the death of the Annuitant must have occurred before the annuity commencement date;

     (2) the Contingent Annuitant is living on the date of the Annuitant's death;

     (3) if the Annuitant was the Contractholder on the date of death, the Successor Contractholder must have been the Annuitant's spouse (as defined by federal law); and

     (4) if the date annuity payments start is later than the Contract Anniversary nearest the Contingent Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

EFFECT OF CONTINGENT ANNUITANT'S BECOMING THE ANNUITANT. If the Contingent Annuitant becomes the Annuitant, the death benefit proceeds will be paid to the Beneficiary only on the death of the Contingent Annuitant. If the Contingent Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Contingent Annuitant's executors or administrators, unless the Contractholder directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Contingent Annuitant as if the Contingent Annuitant were the Annuitant.


ASSIGNMENT

The Contractholder may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, a Contractholder should consult a competent tax advisor before assigning the Contract.


CHANGE OF BENEFICIARY

So long as the Contract is in effect, the Beneficiary or Successor Beneficiary may be changed. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed, whether or not the Annuitant is living when the request is received by the Company. The Company will not, however, be liable for any payment made or action taken before receipt of the request at its Operations Center.

If there is no Beneficiary living on the date of the Annuitant's death, the death benefit will be payable to the Annuitant's executors or administrators.

SUBSTITUTION OF SECURITIES


The Company may substitute shares of another mutual fund for shares of the Portfolios already purchased or to be purchased in the future by Contract Purchase Payments if:



     (1) the shares of any Portfolio are no longer available for investment by MONY America Variable Account A or,



     (2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the Portfolios is inappropriate based on the purposes of the Contract.


The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts.

A substitution of securities in any subaccount will take place only with prior approval of the Securities and Exchange Commission and under such requirements as it may impose. In addition, the Company will obtain any other necessary approvals prior to the reorganization and will inform you that the reorganization is to occur. (See "Who is MONY Life Insurance Company of America -- MONY America Variable Account A" for more information about changes we may make to the subaccounts.)


CHANGES TO CONTRACTS


The Company reserves the right, subject to compliance with laws that apply, to unilaterally change your Contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, Treasury regulations, published rulings of the Internal Revenue Service, ERISA, and Department of Labor regulations.


Any change in the Contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


CHANGE IN OPERATION OF MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required, or combined with any of our other separate accounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.


10. VOTING RIGHTS


All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated Portfolios. The Company is the legal holder of these shares.



To the extent required by law, the Company will vote the shares of each of the Portfolios held in MONY America Variable Account A (whether or not attributable to Contractholders).


We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.


We will vote Portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro rata basis to reduce the number of votes eligible to be cast.



Whenever a Portfolio calls a shareholders meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the Portfolio. Since each Portfolio may engage in shared funding, other persons or entities besides the Company may vote Portfolio shares.



11. DISTRIBUTION OF THE CONTRACTS

The Contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
A. The offering of the Contracts is intended to be continuous.



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
AXA Advisors is an affiliate of the Company, and AXA Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for the Company's life and annuity products.

The Contracts are sold by financial professionals of AXA Advisors and its affiliates. The Contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays compensation to both Distributors based on Contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its Contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your Contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the Contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the Contract, see "Summary of the Contract" and "Charges and deductions" earlier in this prospectus.

COMPENSATION PAID TO THE DISTRIBUTORS. The Company pays compensation to the Distributors based on Purchase Payments made on the Contracts sold through the Distributors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 6.50% of total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the cash value of the Contracts ("asset-based compensation"). The Distributors, in turn, may pay a portion of the compensation received from the Company to the Distributors financial professional and/or the Selling broker-dealer making the sale. The compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers. The Distributors also pay a portion of the compensation it receives to its managerial personnel. When a Contract is sold by a Selling broker-dealer, the Selling broker-dealer, not the Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the Contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company's Contracts and Contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

The Company also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of the Company's distribution agreements with AXA Distributors.

DIFFERENTIAL COMPENSATION PAID BY AXA ADVISORS. In an effort to promote the sale of the Company's products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of the Company's Contract than it pays for the sale of a Contract or other financial product issued by a company other than the Company. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company's Contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company's Contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company's Contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend the Company's Contract over a Contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the Contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to Contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company's products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company Contracts over Contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2013) received additional payments. These additional payments ranged from $1,256 to $5,706,371. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company's contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.



1st Global Capital Corporation


Allstate Financial Services, LLC


American Portfolios Financial Services


Ameriprise Financial Services


BBVA Compass Investment Solutions, Inc.


Cambridge Investment Research


CCO Investment Services Corporation


Centaurus Financial, Inc.


Cetera Advisors, LLC


Cetera Advisors Networks, LLC


Cetera Financial Specialists, LLC


Cetera Investment Services, LLC


Citigroup Global Markets, Inc.


Commonwealth Financial Network


CUNA Brokerage Services


Cuso Financial Services, L.P.


Essex National Securities, Inc.


Farmer's Financial Solution


First Allied Securities Inc.


First Citizens Investor Services, Inc.

First Tennessee Brokerage Inc.


Founders Financial Securities


Geneos Wealth Management Inc.


GWN Securities, Inc.


H.D. Vest Investment Securities, Inc.


Harvest Capital, LLC


Independent Financial Group, LLC


ING Financial Partners


Investacorp, Inc.


Investment Professionals, Inc.


Investors Capital Corporation


James T. Borello & Company


Janney Montgomery Scott LLC


JP Turner & Company, LLC


Key Investment Services LLC


Kovack Securities


LPL Financial Corporation


Lucia Securities, LLC


Meridien Financial Group, Inc.


Merrill Lynch Life Agency, Inc.


Morgan Keegan & Company


Morgan Stanley Smith Barney


National Planning Corporation


Next Financial Group, Inc.


NFP Securities Inc.


PNC Investments


Prime Capital Services


Raymond James Insurance Group


RBC Capital Markets Corporation


Robert W Baird & Company


Santander Securities Corporation


Securities America Inc.


SII Investments


Stifel, Nicolaus & Company, Inc.


Summit Brokerage Services, Inc.


SunTrust Investments


The Advisor Group


TransAmerica Financial Advisors


Triad Advisors


U.S Bancorp Investments, Inc.


Valmark Securities, Inc.


Wells Fargo Wealth Brokerage Insurance Agency



12. FEDERAL TAX STATUS



INTRODUCTION



The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.



This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, THE COMPANY MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

THE COMPANY'S TAX STATUS



The Company is taxed as a life insurance company under the Code. Since the operations of MONY America Variable Account A are a part of, and are taxed with, the operations of the Company, the MONY America Variable Account A is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the MONY America Variable Account A are not taxed to the extent they are applied under a Contract. The Company does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the MONY America Variable Account A, and therefore does not intend to make provision for any such taxes. If the Company is taxed on investment income or capital gains of the MONY America Variable Account A, then the Company may impose a charge against the Variable Account in order to make provision for such taxes.




TAXATION OF ANNUITIES IN GENERAL



TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in an Owner's Fund Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:



     (1) the investments of the MONY America Variable Account A are "adequately diversified" in accordance with Treasury Department regulations;



     (2) the Company, rather than the Owner, is considered the owner of the assets of the MONY America Variable Account A for federal income tax purposes; and



     (3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).



DIVERSIFICATION REQUIREMENTS. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the MONY America Variable Account A, are to be "adequately diversified." If the MONY America Variable Account A fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Fund Value over the premiums paid for the Contract. The Company expects that the MONY America Variable Account A, through the Portfolios, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.



OWNERSHIP TREATMENT. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the MONY America Variable Account A, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.



The ownership rights under the Contract are similar to, but differ in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Mony America Variable Account A values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Mony America Variable Account A and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Mony America Variable Account A. However, there is no assurance such efforts would be successful.



NONNATURAL OWNER. As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. Thus, if a group Contract is held by a trust or other entity as an agent for certificate owners who are individuals, those individuals should be treated as owning an annuity for federal income tax purposes. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.



In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:



     (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent;



     (2)  certain Qualified Contracts;



     (3) Contracts purchased by employers upon the termination of certain Qualified Plans;



     (4) certain Contracts used in connection with structured settlement agreements; and



     (5) Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.




DELAYED ANNUITY PAYMENT DATES



If the date annuity payments start under the Contract occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (E.G., past age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.



The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.




TAXATION OF SURRENDERS AND PARTIAL SURRENDERS



In the case of a partial surrender, amounts you receive are generally includable in income to the extent your "cash surrender value" before the partial surrender exceeds your "investment in the contract" (defined below). All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under an automatic withdrawal plan are treated for tax purposes as partial surrenders, not annuity payments. In the case of a surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the "investment in the contract" at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.



As described elsewhere in this Prospectus, the cost of the enhanced death benefit option is reflected in the mortality and expense risk charge. It is possible that the portion of the mortality and expense risk charge that represents the cost of the enhanced death benefit option could be treated for federal tax purposes as a partial surrender from the Contract. If the Contract has additional riders, charges (or some portion thereof) for such riders could be treated for federal tax purposes as partial surrenders from the Contract.



There is some uncertainty regarding the treatment of the Market Value Adjustment for purposes of determining the amount includible in income as a result of any partial surrender, surrender, assignment, pledge, or transfer without adequate consideration. Congress has given the IRS regulatory authority to address this uncertainty. However, as of the date of this Prospectus, the IRS has not issued any regulations addressing these determinations.



Surrenders and partial surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Surrenders and partial surrenders may also be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")




TAXATION OF ANNUITY PAYMENTS



Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. The exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the "investment in the contract" (defined above) you allocate to the settlement option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).



Once the total amount of the investment in the contract is excluded using the above formula, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before



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

the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another within the meaning of federal law. You should consult a tax advisor in those situations.



Annuity income payments may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")




TAXATION OF PROCEEDS PAYABLE UPON DEATH



Prior to the date annuity payments start, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such proceeds are includable in income as follows:



     (1) if distributed in a lump sum or under Settlement Option 1 (described above), they are taxed in the same manner as a surrender, as described above; or



     (2) if distributed under Settlement Options 2, 3, 3A, or 4 (described above), they are taxed in the same manner as annuity income payments, as described above.



After the date annuity payments start, if a guaranteed period exists under a life income settlement option and the payee dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:



     (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or



     (2) if distributed in accordance with the existing settlement option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.



Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")



The Company may be liable for payment of the generation skipping transfer tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the proceeds.




ASSIGNMENTS, PLEDGES, AND GRATUITOUS TRANSFERS



Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Fund Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between the "cash surrender value" and the investment in the contract at the time of transfer. In such case, the transferee's "investment in the contract" will increase to reflect the increase in the transferor's income. The exceptions for transfers to the Owner's spouse (or to a former spouse) are limited to individuals that are treated as spouses under federal law.




PENALTY TAX ON PREMATURE DISTRIBUTIONS



Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract, E.G., surrenders, partial surrenders, annuity payments, death proceeds, assignments, pledges and gratuitous transfers, that is includable in income unless the payment is:



     (a)  received on or after the Owner reaches age 59 1/2;



     (b) attributable to the Owner's becoming disabled (as defined in the tax law);



     (c) made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);




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

     (d) made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law); or



     (e) made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.



Certain other exceptions to the 10% penalty tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)




AGGREGATION OF CONTRACTS



In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by the Company (or its affiliates), the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the date annuity payments start) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.




NET INVESTMENT INCOME TAX



Effective for tax years beginning after December 31, 2012, a net investment income tax of 3.8% will apply to some types of investment income received by individuals. This tax will apply to the taxable portion of (1) any proceeds distributed from the Contract as annuity payments pursuant to a settlement option, or (2) the proceeds of any sale or disposition of the Contract. This new tax only applies to taxpayers with "modified adjusted gross income" above $250,000 in the case of married couples filing jointly, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.




LOSS OF INTEREST DEDUCTION WHERE CONTRACT IS HELD BY OR FOR THE BENEFIT OF CERTAIN NONNATURAL PERSONS



In the case of Contracts issued after June 8, 1997, to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, that entity's general interest deduction under the Code may be limited. More specifically, a portion of its otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that have purchased the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.




QUALIFIED RETIREMENT PLANS



IN GENERAL



The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. THOSE WHO INTEND TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD SEEK COMPETENT ADVICE.



The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for surrenders, automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

In the case of Qualified Contracts, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Due to the presence of a Market Value Adjustment there may be in some circumstances uncertainty as to the amount of required minimum distributions. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities (IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code
Section 401(a)(9), may increase the amount of the minimum required distribution that must be taken from your Contract.



As described earlier in this prospectus, certain Qualified Contracts issued under a Code Section 401(k) plan will have a loan provision under which a loan can be taken using the Contract as collateral for the loan. In general, loans from Qualified Contracts are taxable distributions unless certain requirements are satisfied. For example, the loan, by its terms, generally must be repaid within 5 years, repayments are required at least quarterly and must be substantially level, and the loan amount is limited to certain dollar amounts specified by the IRS. These dollar limits take into account other recent loans you have had under the plan. If these requirements are not satisfied when the loan is received or while the loan is outstanding, it could result in a taxable distribution from the Qualified Contract. The plan may also require the loan to be repaid upon severance from employment. PLEASE CONSULT YOUR PLAN ADMINISTRATOR AND/OR TAX ADVISER REGARDING THE TREATMENT OF LOANS IN THESE CIRCUMSTANCES.



There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:



     (a)  received on or after the date the Owner reaches age 59 1/2;



     (b) received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or



     (c) made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under section 401, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. You must meet special conditions to be eligible for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor. Certain other exceptions to the 10% penalty tax not described herein also may apply.



Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.



Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.




INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES



Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. If you use this Contract in connection with an IRA, the Owner and Annuitant generally must be the same individual and generally may not be changed. IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible, and on the time when distributions must commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA. Contracts may also be issued in connection with a "Simplified Employee Pension" or "SEP IRA" under Section 408(i) of the
Code.

However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Code, or a "Simple IRA" under Section 408(p) of the Code.




ROTH IRAS



Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.



A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from (1) a non-Roth IRA, (2) a "designated Roth account" maintained under a Qualified Plan, and (3) certain Qualified Plans of eligible individuals.



Special rules apply to rollovers to Roth IRAs from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.




PENSION AND PROFIT-SHARING PLANS



Section 401(a) of the Code permits employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. These types of plans may be subject to rules under Sections 401(a)(11) and 417 of the Code that provide rights to a spouse or former spouse of a participant. In such a case, the participant may need the consent of the spouse or former spouse to change settlement options, to elect an automatic withdrawal option, or to make a partial or full surrender of the Contract.




TAX-SHELTERED ANNUITIES



Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security
(FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).




DIRECT ROLLOVERS



If your Contract is used in connection with a pension or profit-sharing plan qualified under Section 401(a) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).



Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain eligible retirement plans (such as an IRA). Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

FEDERAL INCOME TAX WITHHOLDING



IN GENERAL



The Company will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies the Company at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, the Company may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the date annuity payments start) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.




NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding federal withholding tax consequences to annuity contract owners or beneficiaries that are U.S. citizens or residents. Owners or beneficiaries that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. Owners or beneficiaries that are not U.S. citizens or residents are advised to consult with a tax advisor regarding federal tax withholding with respect to the distributions from a Contract.




FATCA WITHHOLDING



If the payee of a distribution from the Contract is a foreign financial institution ("FFI") or a non-financial foreign entity ("NFFE") within the meaning of the Code as amended by the Foreign Account Tax Compliance Act ("FATCA"), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the Contract or the distribution. The rules relating to FATCA are complex, and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Contract.



13. ADDITIONAL INFORMATION

This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes applicable financial statements), Contractholders and prospective investors may also contact the Company at its address or phone number set forth on the cover of this prospectus for requesting such statement, or by accessing the SEC's website at www.sec.gov. The Statement of Additional Information is available from the Company without charge.


14. LEGAL PROCEEDINGS

MONY Life Insurance Company of America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a Contractholder's interest in MONY America Variable Account A, nor would any of these proceedings be likely to have a material adverse effect upon MONY America Variable Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


15. FINANCIAL STATEMENTS

The audited financial statements of MONY America Variable Account A and the Company are set forth in the Statement of Additional Information. These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

ABOUT THE GENERAL ACCOUNT

This Contract was offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a Contract's account value or any guaranteed benefits with which the Contract was issued. The Company is solely responsible to the Contract owner for the Contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company's general account and are subject to the Company's claims paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                 APPENDIX I: CONDENSED FINANCIAL INFORMATION

                   MONY LIFE INSURANCE COMPANY OF AMERICA
                       MONY AMERICA VARIABLE ACCOUNT A
                          ACCUMULATION UNIT VALUES


                                          UNIT VALUE
                                      ----------------------------------------------------------------------------------------------
                                    DEC. 31,    DEC. 31,  DEC. 31,   DEC. 31,    DEC. 31,  DEC. 31,    DEC. 31,  DEC. 31,
                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
PORTFOLIO                             2004        2005      2006       2007        2008      2009        2010      2011
----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
All Asset Growth-Alt 20...........    $53.12      $55.17     $60.02    $61.97      $42.60     $53.06     $60.25     $57.43
AXA Aggressive Allocation.........        --          --         --     10.01        6.01       7.56       8.44       7.71
AXA Conservative Allocation.......        --          --         --     10.35        9.09       9.86      10.45      10.51
AXA Conservative-Plus Allocation..        --          --         --     10.21        8.13       9.18       9.89       9.70
AXA Moderate Allocation...........        --          --         --     10.21        7.62       8.80       9.55       9.21
AXA Moderate-Plus Allocation......        --          --         --     10.14        6.83       8.23       9.06       8.51
EQ/Core Bond Index................        --          --         --        --          --      10.09      10.56      10.96
EQ/GAMCO Small Company Value......     76.53       78.86      92.54     99.88       68.39      95.54     125.16     119.29
EQ/Intermediate Government Bond...        --          --         --        --          --      16.77      17.31      18.04
EQ/MFS International Growth.......     12.86       14.35      17.81     20.44       12.06      16.34      18.55      16.36
EQ/Money Market...................        --       10.07      10.42     10.80       10.92      10.82      10.69      10.56
EQ/Quality Bond PLUS..............        --          --         --        --          --      22.44      23.54      23.54
EQ/T. Rowe Price Growth Stock.....     45.22       46.43      44.03     46.62       26.61      37.48      43.08      41.72


                                          UNIT VALUE
                                      ----------------------------------------------------------------------------------------------
                                    DEC. 31,    DEC. 31,
                                    ---------  ---------
PORTFOLIO                             2012        2013
----------------------------------  ---------  ---------
All Asset Growth-Alt 20...........    $63.51      $71.58
AXA Aggressive Allocation.........      8.69       10.86
AXA Conservative Allocation.......     10.86       11.19
AXA Conservative-Plus Allocation..     10.29       11.20
AXA Moderate Allocation...........      9.89       11.05
AXA Moderate-Plus Allocation......      9.37       11.08
EQ/Core Bond Index................     11.17       10.85
EQ/GAMCO Small Company Value......    138.83      190.74
EQ/Intermediate Government Bond...     17.99       17.47
EQ/MFS International Growth.......     19.33       21.70
EQ/Money Market...................     10.43       10.30
EQ/Quality Bond PLUS..............     23.86       23.02
EQ/T. Rowe Price Growth Stock.....     49.00       66.75

                                        UNITS OUTSTANDING
                                      ----------------------------------------------------------------------------------------------
                                     DEC. 31,   DEC. 31,  DEC. 31,   DEC. 31,    DEC. 31,    DEC. 31,   DEC. 31,  DEC. 31,
PORTFOLIO                              2004       2005      2006       2007        2008        2009       2010      2011
----------------------------------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ---------
All Asset Growth-Alt 20...........  6,487,423  5,337,177  4,250,196  3,392,911   2,783,712  2,430,516  2,102,265  1,854,281
AXA Aggressive Allocation.........         --         --         --      8,528      16,019     22,846     20,565     23,642
AXA Conservative Allocation.......         --         --         --      1,731      20,390     59,815     62,667     80,996
AXA Conservative-Plus Allocation..         --         --         --        487      14,741     20,567     19,026     19,527
AXA Moderate Allocation...........         --         --         --     45,787      75,881     88,812     81,597     86,713
AXA Moderate-Plus Allocation......         --         --         --     26,806      44,509     60,978     62,893     44,946
EQ/Core Bond Index................         --         --         --         --          --  1,216,542    992,835    838,615
EQ/GAMCO Small Company Value......  1,704,736  1,395,431  1,119,100    896,406     739,609    647,639    548,985    492,723
EQ/Intermediate Government Bond...         --         --         --         --          --    221,812    193,676    159,710
EQ/MFS International Growth.......  1,093,252    932,154    810,240    684,936     551,949    474,763    420,718    378,281
EQ/Money Market...................         --  2,098,010  1,958,002  1,604,816   1,405,242  1,050,020    956,132    739,129
EQ/Quality Bond PLUS..............         --         --         --         --          --    265,642    235,974    205,648
EQ/T. Rowe Price Growth Stock.....  2,272,842  1,840,099  1,390,438  1,082,436     865,147    747,139    654,794    588,016


                                        UNITS OUTSTANDING
                                      ----------------------------------------------------------------------------------------------
                                    DEC. 31,    DEC. 31,
PORTFOLIO                             2012        2013
----------------------------------  ---------  ---------
All Asset Growth-Alt 20...........  1,635,934  1,444,627
AXA Aggressive Allocation.........     22,750     18,169
AXA Conservative Allocation.......     84,930     83,338
AXA Conservative-Plus Allocation..     23,112    177,330
AXA Moderate Allocation...........     85,250     83,940
AXA Moderate-Plus Allocation......     44,238    104,365
EQ/Core Bond Index................    712,396    612,099
EQ/GAMCO Small Company Value......    433,792    370,591
EQ/Intermediate Government Bond...    144,705    112,679
EQ/MFS International Growth.......    334,805    290,904
EQ/Money Market...................    593,254    539,934
EQ/Quality Bond PLUS..............    176,933    142,187
EQ/T. Rowe Price Growth Stock.....    524,161    460,581

                APPENDIX II: CALCULATION OF SURRENDER CHARGE


ILLUSTRATION 1

Suppose an initial Purchase Payment of $15,000 is the only payment made, and no taxes are deducted from this payment. At the beginning of the third Contract Year, the Cash Value of the Contract has grown to $18,000 and the Contractholder requests a partial surrender of $2,000.

The surrender charge is determined as follows:

STEP 1: Purchase Payments are allocated to the surrender amount, as follows:

                                                                                  AMOUNT
                      NUMBER OF CONTRACT                                       AVAILABLE FOR
                      ANNIVERSARIES SINCE    CONTRACT YEAR       AMOUNT        ALLOCATION TO
                       PURCHASE PAYMENT         PAYMENT       ALLOCATED TO        FUTURE
                        RECEIVED BY US         RECEIVED         SURRENDER       SURRENDERS
                      -------------------    -------------    ------------     -------------
                               0                   3            $      0        $       0
                               1                   2                   0                0
                               2                   1               2,000           13,000


IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The guaranteed free surrender amount ("Guaranteed Free Surrender Amount") is calculated as 10% of the Cash Value ($1,800). Reduce the resulting amount allocated to surrender ($2,000) by the Guaranteed Free Surrender Amount ($1,800), and apply the Surrender Charge Percentages as follows:

                      NUMBER OF CONTRACT                                                       AMOUNT OF
                      ANNIVERSARIES SINCE    CONTRACT YEAR      AMOUNT         SURRENDER       SURRENDER
                       PURCHASE PAYMENT         PAYMENT      ALLOCATED TO       CHARGE          CHARGE
                        RECEIVED BY US         RECEIVED        SURRENDER      PERCENTAGE      (AMT X PCT)
                      -------------------    -------------   ------------     ----------      -----------
                              0                    3             $   0            7%             $  0
                              1                    2                 0            7                 0
                              2                    1               200            6                12

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $12.

The surrender charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $2,012.


IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($1,800) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10%), there is no surrender charge.

Since there is no surrender charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

Assuming that in the middle of the tenth Contract Year, a full surrender is requested. The Cash Value at the time of full surrender is $28,000. Since this is a full surrender, the annual contract charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value balance of $27,970. For this calculation, there is $13,000 of unallocated Purchase Payments made in the first Contract Year.

The surrender charge is determined as follows:

STEP 1: Purchase Payments are allocated to the surrender amount, as follows:

                          NUMBER OF CONTRACT
                          ANNIVERSARIES SINCE    CONTRACT YEAR      AMOUNT
                           PURCHASE PAYMENT         PAYMENT      ALLOCATED TO
                            RECEIVED BY US         RECEIVED        SURRENDER
                          -------------------    -------------   ------------
                                   0                  10           $      0
                                   1                   9                  0
                                   2                   8                  0
                                   3                   7                  0
                                   4                   6                  0
                                   5                   5                  0
                                   6                   4                  0
                                   7                   3                  0
                               8 or more            1 and 2          13,000


IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($2,800) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($2,800), and apply the surrender charge percentages as follows:

                      NUMBER OF CONTRACT                                                       AMOUNT OF
                      ANNIVERSARIES SINCE    CONTRACT YEAR      AMOUNT         SURRENDER       SURRENDER
                       PURCHASE PAYMENT         PAYMENT      ALLOCATED TO       CHARGE          CHARGE
                        RECEIVED BY US         RECEIVED        SURRENDER      PERCENTAGE      (AMT X PCT)
                      -------------------    -------------   ------------     ----------      -----------
                              0                   10            $     0           7%              $ 0
                              1                    9                  0           7                 0
                              2                    8                  0           6                 0
                              3                    7                  0           6                 0
                              4                    6                  0           5                 0
                              5                    5                  0           4                 0
                              6                    4                  0           3                 0
                              7                    3                  0           2                 0
                           8 or more            1 and 2          10,200           0                 0

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $0.


IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($2,800) of the Qualified Contract or up to $10,000. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($10,000), and apply the surrender charge percentages as follows:

                      NUMBER OF CONTRACT                                                       AMOUNT OF
                      ANNIVERSARIES SINCE    CONTRACT YEAR      AMOUNT         SURRENDER       SURRENDER
                       PURCHASE PAYMENT         PAYMENT      ALLOCATED TO       CHARGE          CHARGE
                        RECEIVED BY US         RECEIVED        SURRENDER      PERCENTAGE      (AMT X PCT)
                      -------------------    -------------   ------------     ----------      -----------
                              0                   10            $     0           7%              $ 0
                              1                    9                  0           7                 0
                              2                    8                  0           6                 0
                              3                    7                  0           6                 0
                              4                    6                  0           5                 0
                              5                    5                  0           4                 0
                              6                    4                  0           3                 0
                              7                    3                  0           2                 0
                           8 or more            1 and 2           3,000           0                 0

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $0.

Since there are no Purchase Payments such that seven or less Policy Anniversaries had passed since they were received, no part of the surrender proceeds are subject to a surrender charge. Hence, no surrender charge is assessed on this full surrender.

ILLUSTRATION 2

Suppose Purchase Payments of $2,000 are made at the beginning of every Contract Year. No taxes are deducted from these Payments. In the middle of the third Contract Year, a partial surrender of $500 is requested. Suppose the Cash Value has grown to $7,000 at the time of the partial surrender request.

The surrender charge is determined as follows:

STEP 1: Purchase Payments are allocated to the surrender amount, as follows:

                       NUMBER OF CONTRACT                                         AVAILABLE FOR
                       ANNIVERSARIES SINCE      CONTRACT YEAR       AMOUNT        ALLOCATION TO
                        PURCHASE PAYMENT           PAYMENT       ALLOCATED TO        FUTURE
                         RECEIVED BY US           RECEIVED         SURRENDER       SURRENDERS
                       -------------------     --------------    ------------     -------------
                                0                     3              $   0          $  2,000
                                1                     2                  0             2,000
                                2                     1                500             1,500


IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($700) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($500) by the Guaranteed Free Surrender Amount ($700), and apply the surrender charge percentages as follows:

                      NUMBER OF CONTRACT                                                         AMOUNT OF
                      ANNIVERSARIES SINCE     CONTRACT YEAR       AMOUNT         SURRENDER       SURRENDER
                       PURCHASE PAYMENT          PAYMENT       ALLOCATED TO       CHARGE          CHARGE
                        RECEIVED BY US          RECEIVED         SURRENDER      PERCENTAGE      (AMT X PCT)
                      -------------------    --------------    ------------     ----------      -----------
                               0                   3               $ 0              7%              $0
                               1                   2                 0              7                0
                               2                   1                 0              6                0

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $0.

The partial surrender will be allocated to $500 of payments made in the first Contract Year. But since 10% of the Cash Value ($700) of the Non-Qualified Contract could be surrendered under the Guaranteed Free Surrender Amount Provision, the partial surrender of $500 could be withdrawn without a surrender charge.


IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($700) of the Qualified Contract or up to $10,000, not to exceed the Cash Value. The Guaranteed Free Surrender Amount is $7,000. Since the partial surrender request is less than the Guaranteed Free Surrender Amount, there is no surrender charge.

Since there is no surrender charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

Assume that Purchase Payments of $2,000 have continually been made at the beginning of each Contract Year, and that in the middle of the tenth Contract Year, a partial surrender of $7,500 is requested. The Cash Value is $32,600 at the time of the partial surrender request.

The surrender charge is determined as follows:

STEP 1: Purchase Payments are allocated to the surrender amount, as follows:

                                                                                     AMOUNT
                       NUMBER OF CONTRACT                                         AVAILABLE FOR
                       ANNIVERSARIES SINCE      CONTRACT YEAR       AMOUNT        ALLOCATION TO
                        PURCHASE PAYMENT           PAYMENT       ALLOCATED TO        FUTURE
                         RECEIVED BY US           RECEIVED         SURRENDER       SURRENDERS
                       -------------------     --------------    ------------     -------------
                                0                    10            $      0         $  2,000
                                1                    9                    0            2,000
                                2                    8                    0            2,000
                                3                    7                    0            2,000
                                4                    6                    0            2,000
                                5                    5                    0            2,000
                                6                    4                2,000                0
                                7                    3                2,000                0
                            8 or more              1 and 2            3,500                0


IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as 10% of the Cash Value ($3,260) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($3,500) in Contract Years 1 and 2 by the Guaranteed Free Surrender Amount ($3,260), and apply the surrender charge percentages as follows:

                      NUMBER OF CONTRACT                                                         AMOUNT OF
                      ANNIVERSARIES SINCE     CONTRACT YEAR       AMOUNT         SURRENDER       SURRENDER
                       PURCHASE PAYMENT          PAYMENT       ALLOCATED TO       CHARGE          CHARGE
                        RECEIVED BY US          RECEIVED         SURRENDER      PERCENTAGE      (AMT X PCT)
                      -------------------    --------------    ------------     ----------      -----------
                               6                   4             $  2,000           3%             $ 60
                               7                   3                2,000           2                40
                           8 or more             1 and 2              240           0                 0

STEP 3: Summing the resulting amounts of surrender charge produces a total surrender charge of $100.

The surrender charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $7,600.


IF THE CONTRACT IS A QUALIFIED CONTRACT --

STEP 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($3,260) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10%), there is no surrender charge.

Since there is no surrender charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

Assuming that in the middle of the twelfth Contract Year, a full surrender with the full proceeds being settled under Settlement Option 3, Single Life Income for 10 years certain and during the balance of the Annuitant's lifetime, payments of $2,000 have continuously been made at the beginning of each Contract Year. The Cash Value at the time of the full surrender is $26,000. Since this example assumes a full surrender is being made, the annual contract charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value of $25,970.

Since the full proceeds are being applied to Settlement Option 3, and it is after the third Contract Year, the surrender charge is $0. The entire remaining Cash Value of $25,970 is applied to the settlement option.

                     STATEMENT OF ADDITIONAL INFORMATION


                              TABLE OF CONTENTS



                                 MAY 1, 2014



                                                                                                                  PAGE
                                                                                                                ------
Additional information about the Company.......................................................................     2
About our independent registered public accounting firm........................................................     2
Sale of the dontracts..........................................................................................     2
Financial statements...........................................................................................     3



If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:


      MONY Life Insurance Company of America
      Operations Center
      5788 Widewaters Parkway
      Syracuse, NY 13214
      1-800-487-6669
      www.axa.com





================================================================================
Please send me a copy of the MONY America Variable Account A Statement of Additional Information.


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                          State                   Zip




MLA-MM

                         INDIVIDUAL FLEXIBLE PAYMENT


                          VARIABLE ANNUITY CONTRACT


                     STATEMENT OF ADDITIONAL INFORMATION



                              DATED MAY 1, 2014



This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2014 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at Operations Center, 5788 Widewaters Parkway, Syracuse, NY 13214 or by calling 1-800-487-6669, or by accessing the SEC's website at www.sec.gov.



                              TABLE OF CONTENTS


Additional information about the Company.......................................................................      2
About our independent registered public accounting firm........................................................      2
Sale of the contracts..........................................................................................      2
Financial statements...........................................................................................      3



                                  ISSUED BY


                       MONY AMERICA VARIABLE ACCOUNT A
                                     AND
                   MONY LIFE INSURANCE COMPANY OF AMERICA
                         1290 AVENUE OF THE AMERICAS
                            NEW YORK, N.Y. 10104





MLOA-MM

#417018

ADDITIONAL INFORMATION ABOUT THE COMPANY


MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the Contracts.

AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the MONY America Variable Account A and distributor of the Contracts.

We are subject to regulation by the State of Arizona and regulation by the Director of Insurance in Arizona. We file an annual statement with the State of Arizona, and periodically, the Director of Insurance for the State of Arizona assesses our liabilities and reserves and those of the MONY America Variable Account A and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.


ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for each of the subaccounts of MONY America Variable Account A and the Company included in this Statement of Additional Information, which is a part of the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York 10017.


SALE OF THE CONTRACTS

AXA Advisors and AXA Distributors ("the Distributors") receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the policies offered through the MONY America Variable Account A in the following amounts during the periods indicated:



                                                                                        AGGREGATE AMOUNT OF
                                                                                       COMMISSIONS RETAINED
                                                                                     BY AXA DISTRIBUTORS ONLY*
                                                                                      AFTER PAYMENTS TO THEIR
                                            AGGREGATE AMOUNT OF                         REGISTERED PERSONS
                                            COMMISSIONS PAID TO                          AND OTHER SELLING
FISCAL YEAR                                  THE DISTRIBUTORS                             BROKER-DEALERS
-----------                                --------------------                     --------------------------
   2011                                         $5,907,133                                  $2,878,610
   2012                                         $4,930,646                                  $2,106,423
   2013                                         $4,577,092                                  $1,845,271



* AXA Distributors passes through commissions it receives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with AXA Distributors, the Company will pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for the Distributors' operating and other expenses as it relates to the Contracts.


Please see your Prospectus for detailed information regarding the distribution of the Contracts.

FINANCIAL STATEMENTS


The financial statements of the Company should be distinguished from the financial statements of MONY America Variable Account A. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in MONY America Variable Account A.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

With respect to MONY America Variable Account A
Report of Independent Registered Public Accounting Firm.................  F-2
   Statements of Assets and Liabilities, December 31, 2013..............  F-3
   Statements of Operations for the Year Ended December 31, 2013........ F-19
   Statements of Changes in Net Assets for the Years Ended December 31,
     2013 and December 31, 2012......................................... F-30
   Notes to Financial Statements........................................ F-47

With respect to MONY Life Insurance Company of America:
Report of Independent Registered Public Accounting Firm.................  F-1
Financial Statements:
   Balance Sheets, December 31, 2013 and December 31, 2012..............  F-2
   Statements of Earnings (Loss), Years Ended December 31, 2013, 2012
     and 2011...........................................................  F-3
   Statements of Comprehensive Income (Loss), Years Ended December 31,
     2013, 2012 and 2011................................................  F-4
   Statements of Shareholder's Equity, Years Ended December 31, 2013,
     2012 and 2011......................................................  F-5
   Statements of Cash Flows, Years Ended December 31, 2013, 2012 and
     2011...............................................................  F-6
   Notes to Financial Statements........................................  F-7

                                  F-1  #611973

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America
and the Contractowners of MONY America Variable Account A

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options of MONY America Variable Account A listed in Note 1 at December 31, 2013, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 21, 2014

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

                         ALL ASSET    AXA AGGRESSIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS AXA MODERATE AXA MODERATE-PLUS
                       GROWTH-ALT 20*  ALLOCATION*     ALLOCATION*         ALLOCATION*      ALLOCATION*     ALLOCATION*
                       -------------- -------------- ---------------- --------------------- ------------ -----------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........  $131,011,914    $2,464,267      $3,237,434         $3,775,331        $8,855,552     $5,906,504
Receivable for
 shares of the
 Portfolios sold......       137,665           100           3,843              1,986            62,185          5,785
                        ------------    ----------      ----------         ----------        ----------     ----------
   Total assets.......   131,149,579     2,464,367       3,241,277          3,777,317         8,917,737      5,912,289
                        ------------    ----------      ----------         ----------        ----------     ----------

LIABILITIES:
Payable for
 policy-related
 transactions.........       137,665           100           3,843              1,986            62,185          5,785
                        ------------    ----------      ----------         ----------        ----------     ----------
   Total liabilities..       137,665           100           3,843              1,986            62,185          5,785
                        ------------    ----------      ----------         ----------        ----------     ----------
NET ASSETS............  $131,011,914    $2,464,267      $3,237,434         $3,775,331        $8,855,552     $5,906,504
                        ============    ==========      ==========         ==========        ==========     ==========

NET ASSETS:
Accumulation Unit
 Value................  $131,003,163    $2,464,206      $3,237,259         $3,775,310        $8,854,881     $5,876,840
Retained by MONY
 America in
 Variable Account A...         8,751            61             175                 21               671         29,664
                        ------------    ----------      ----------         ----------        ----------     ----------
TOTAL NET ASSETS......  $131,011,914    $2,464,267      $3,237,434         $3,775,331        $8,855,552     $5,906,504
                        ============    ==========      ==========         ==========        ==========     ==========

Investments in
 shares of the
 Portfolios, at cost..  $124,695,443    $2,032,238      $3,234,762         $3,739,828        $8,117,669     $5,270,567
The Portfolios
 shares held
   Class B............     6,671,014       206,402         334,491            371,728           612,481        506,613

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                    EQ/BOSTON     EQ/CALVERT  EQ/CAPITAL
                        DREYFUS STOCK   EQ/ALLIANCEBERNSTEIN    EQ/BLACKROCK     ADVISORS EQUITY   SOCIALLY    GUARDIAN
                       INDEX FUND, INC.  SMALL CAP GROWTH*   BASIC VALUE EQUITY*     INCOME*     RESPONSIBLE* RESEARCH*
                       ---------------- -------------------- ------------------- --------------- ------------ ----------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $15,719,754         $1,767,164          $6,800,303        $14,540,096    $1,736,249  $5,259,970
Receivable for
 shares of the
 Portfolios sold......        11,148                308               6,369              7,714        11,274         870
                         -----------         ----------          ----------        -----------    ----------  ----------
   Total assets.......    15,730,902          1,767,472           6,806,672         14,547,810     1,747,523   5,260,840
                         -----------         ----------          ----------        -----------    ----------  ----------

LIABILITIES:
Payable for
 policy-related
 transactions.........        11,148                308               6,369              7,714        11,274         870
                         -----------         ----------          ----------        -----------    ----------  ----------
   Total liabilities..        11,148                308               6,369              7,714        11,274         870
                         -----------         ----------          ----------        -----------    ----------  ----------
NET ASSETS............   $15,719,754         $1,767,164          $6,800,303        $14,540,096    $1,736,249  $5,259,970
                         ===========         ==========          ==========        ===========    ==========  ==========

NET ASSETS:
Accumulation Unit
 Value................   $15,701,878         $1,766,903          $6,799,587        $14,538,409    $1,736,058  $5,259,426
Retained by MONY
 America in
 Variable Account A...        17,876                261                 716              1,687           191         544
                         -----------         ----------          ----------        -----------    ----------  ----------
TOTAL NET ASSETS......   $15,719,754         $1,767,164          $6,800,303        $14,540,096    $1,736,249  $5,259,970
                         ===========         ==========          ==========        ===========    ==========  ==========

Investments in
 shares of the
 Portfolios, at cost..   $10,847,967         $1,294,492          $4,415,856        $12,059,604    $1,205,000  $3,514,493
The Portfolios
 shares held
   Class A............            --             82,114                  --             45,803       118,633     277,482
   Class B............                               --             342,253          2,093,120        36,469          --
   Initial Shares.....       384,911                 --                  --                 --            --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                         EQ/CORE    EQ/EQUITY   EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/GLOBAL MULTI- EQ/INTERMEDIATE
                       BOND INDEX* GROWTH PLUS* AND ACQUISITIONS* COMPANY VALUE*  SECTOR EQUITY*  GOVERNMENT BOND*
                       ----------- ------------ ----------------- -------------- ---------------- ----------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value........... $30,525,629  $7,578,545     $2,650,754      $139,064,986     $3,806,889      $15,234,980
Receivable for
 shares of the
 Portfolios sold......      31,718       3,288            350                --          1,390           20,686
Receivable for
 policy-related
 transactions.........          --          --             --           149,795             --               --
                       -----------  ----------     ----------      ------------     ----------      -----------
   Total assets.......  30,557,347   7,581,833      2,651,104       139,214,781      3,808,279       15,255,666
                       -----------  ----------     ----------      ------------     ----------      -----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............          --          --             --           149,795             --               --
Payable for
 policy-related
 transactions.........      31,718       3,288            350                --          1,390           20,686
                       -----------  ----------     ----------      ------------     ----------      -----------
   Total liabilities..      31,718       3,288            350           149,795          1,390           20,686
                       -----------  ----------     ----------      ------------     ----------      -----------
NET ASSETS............ $30,525,629  $7,578,545     $2,650,754      $139,064,986     $3,806,889      $15,234,980
                       ===========  ==========     ==========      ============     ==========      ===========

NET ASSETS:
Accumulation Unit
 Value................ $30,517,273  $7,575,606     $2,650,447      $139,042,360     $3,794,351      $15,233,455
Retained by MONY
 America in
 Variable Account A...       8,356       2,939            307            22,626         12,538            1,525
                       -----------  ----------     ----------      ------------     ----------      -----------
TOTAL NET ASSETS...... $30,525,629  $7,578,545     $2,650,754      $139,064,986     $3,806,889      $15,234,980
                       ===========  ==========     ==========      ============     ==========      ===========

Investments in
 shares of the
 Portfolios, at cost.. $30,187,704  $5,804,591     $2,393,433      $ 77,508,962     $2,679,831      $14,863,775
The Portfolios
 shares held
   Class A............   3,093,326          --             --                --        257,401        1,493,194
   Class B............          --     361,922        200,893         2,482,465             --               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                    EQ/MFS                         EQ/MID
                       EQ/LARGE CAP EQ/LARGE CAP INTERNATIONAL                    CAP VALUE
                       VALUE INDEX* VALUE PLUS*     GROWTH*    EQ/MID CAP INDEX*    PLUS*    EQ/MONEY MARKET*
                       ------------ ------------ ------------- ----------------- ----------- ----------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value........... $13,416,765   $4,213,630   $11,787,019     $10,893,910    $17,214,612   $21,773,979
Receivable for
 shares of the
 Portfolios sold......      18,482        1,148         8,838          14,805         16,765        45,275
                       -----------   ----------   -----------     -----------    -----------   -----------
   Total assets.......  13,435,247    4,214,778    11,795,857      10,908,715     17,231,377    21,819,254
                       -----------   ----------   -----------     -----------    -----------   -----------

LIABILITIES:
Payable for
 policy-related
 transactions.........      18,482        1,148         8,838          14,805         16,765        45,275
                       -----------   ----------   -----------     -----------    -----------   -----------
   Total liabilities..      18,482        1,148         8,838          14,805         16,765        45,275
                       -----------   ----------   -----------     -----------    -----------   -----------
NET ASSETS............ $13,416,765   $4,213,630   $11,787,019     $10,893,910    $17,214,612   $21,773,979
                       ===========   ==========   ===========     ===========    ===========   ===========

NET ASSETS:
Accumulation Unit
 Value................ $13,414,598   $4,213,393   $11,786,254     $10,892,910    $17,193,141   $21,754,462
Retained by MONY
 America in
 Variable Account A...       2,167          237           765           1,000         21,471        19,517
                       -----------   ----------   -----------     -----------    -----------   -----------
TOTAL NET ASSETS...... $13,416,765   $4,213,630   $11,787,019     $10,893,910    $17,214,612   $21,773,979
                       ===========   ==========   ===========     ===========    ===========   ===========

Investments in
 shares of the
 Portfolios, at cost.. $ 9,059,529   $3,717,222   $ 9,806,204     $ 6,488,473    $11,026,070   $21,774,007
The Portfolios
 shares held
   Class A............   1,749,595      294,893            --         874,390      1,231,281    21,762,772
   Class B............          --           --     1,595,136              --             --            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                           EQ/MORGAN
                         EQ/MONTAG &    STANLEY MID CAP EQ/PIMCO ULTRA EQ/QUALITY BOND EQ/SMALL COMPANY EQ/T. ROWE PRICE
                       CALDWELL GROWTH*     GROWTH*      SHORT BOND*        PLUS*           INDEX*       GROWTH STOCK*
                       ---------------- --------------- -------------- --------------- ---------------- ----------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $53,160,696      $12,162,676     $5,466,044     $8,038,984       $3,675,012      $44,874,767
Receivable for
 shares of the
 Portfolios sold......        38,958            7,177          5,550          9,279            1,776           21,186
                         -----------      -----------     ----------     ----------       ----------      -----------
   Total assets.......    53,199,654       12,169,853      5,471,594      8,048,263        3,676,788       44,895,953
                         -----------      -----------     ----------     ----------       ----------      -----------

LIABILITIES:
Payable for
 policy-related
 transactions.........        38,958            7,177          5,550          9,279            1,776           21,186
                         -----------      -----------     ----------     ----------       ----------      -----------
   Total liabilities..        38,958            7,177          5,550          9,279            1,776           21,186
                         -----------      -----------     ----------     ----------       ----------      -----------
NET ASSETS............   $53,160,696      $12,162,676     $5,466,044     $8,038,984       $3,675,012      $44,874,767
                         ===========      ===========     ==========     ==========       ==========      ===========

NET ASSETS:
Accumulation Unit
 Value................   $53,152,196      $12,161,227     $5,464,695     $7,970,345       $3,674,641      $44,871,824
Retained by MONY
 America in
 Variable Account A...         8,500            1,449          1,349         68,639              371            2,943
                         -----------      -----------     ----------     ----------       ----------      -----------
TOTAL NET ASSETS......   $53,160,696      $12,162,676     $5,466,044     $8,038,984       $3,675,012      $44,874,767
                         ===========      ===========     ==========     ==========       ==========      ===========

Investments in
 shares of the
 Portfolios, at cost..   $47,515,619      $ 9,183,980     $5,481,040     $8,530,567       $2,599,244      $26,978,431
The Portfolios
 shares held
   Class A............            --          594,830             --             --          299,513               --
   Class B............     6,961,347               --        551,465        962,552               --        1,356,237

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                     FIDELITY(R) VIP                 FRANKLIN RISING INVESCO V.I.
                       EQ/UBS GROWTH  CONTRAFUND(R)  FRANKLIN INCOME    DIVIDENDS     DIVERSIFIED  INVESCO V.I. GLOBAL
                         & INCOME*      PORTFOLIO    SECURITIES FUND SECURITIES FUND DIVIDEND FUND  CORE EQUITY FUND
                       ------------- --------------- --------------- --------------- ------------- -------------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........  $21,792,698    $22,752,830     $20,449,698     $7,559,433      $987,994         $951,455
Receivable for
 shares of the
 Portfolios sold......       23,486         22,679          29,325          6,927         2,387            3,679
                        -----------    -----------     -----------     ----------      --------         --------
   Total assets.......   21,816,184     22,775,509      20,479,023      7,566,360       990,381          955,134
                        -----------    -----------     -----------     ----------      --------         --------

LIABILITIES:
Payable for
 policy-related
 transactions.........       23,486         22,679          29,325          6,927         2,387            3,679
                        -----------    -----------     -----------     ----------      --------         --------
   Total liabilities..       23,486         22,679          29,325          6,927         2,387            3,679
                        -----------    -----------     -----------     ----------      --------         --------
NET ASSETS............  $21,792,698    $22,752,830     $20,449,698     $7,559,433      $987,994         $951,455
                        ===========    ===========     ===========     ==========      ========         ========

NET ASSETS:
Accumulation Unit
 Value................  $21,790,495    $22,750,434     $20,447,224     $7,558,529      $987,966         $950,787
Retained by MONY
 America in
 Variable Account A...        2,203          2,396           2,474            904            28              668
                        -----------    -----------     -----------     ----------      --------         --------
TOTAL NET ASSETS......  $21,792,698    $22,752,830     $20,449,698     $7,559,433      $987,994         $951,455
                        ===========    ===========     ===========     ==========      ========         ========

Investments in
 shares of the
 Portfolios, at cost..  $14,365,075    $15,347,450     $17,710,655     $5,364,075      $683,821         $769,997
The Portfolios
 shares held
   Class B............    2,527,453             --              --             --            --               --
   Class 2............           --             --       1,272,539        273,694            --               --
   Series I...........           --             --              --             --        47,205          105,017
   Service Class......           --        664,510              --             --            --               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                             JANUS ASPEN      JANUS ASPEN    JANUS ASPEN  JANUS ASPEN SERIES
                       INVESCO V.I. GLOBAL  INVESCO V.I.   SERIES BALANCED SERIES ENTERPRISE SERIES FORTY  GLOBAL RESEARCH
                        HEALTH CARE FUND   TECHNOLOGY FUND    PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO
                       ------------------- --------------- --------------- ----------------- ------------ ------------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........     $2,685,965         $982,616       $15,611,410      $11,529,758    $15,712,311      $8,607,837
Receivable for
 shares of the
 Portfolios sold......          8,675            5,092            16,962           28,141         22,286          16,998
                           ----------         --------       -----------      -----------    -----------      ----------
   Total assets.......      2,694,640          987,708        15,628,372       11,557,899     15,734,597       8,624,835
                           ----------         --------       -----------      -----------    -----------      ----------

LIABILITIES:
Payable for
 policy-related
 transactions.........          8,675            5,092            16,962           28,141         22,286          16,998
                           ----------         --------       -----------      -----------    -----------      ----------
   Total liabilities..          8,675            5,092            16,962           28,141         22,286          16,998
                           ----------         --------       -----------      -----------    -----------      ----------
NET ASSETS............     $2,685,965         $982,616       $15,611,410      $11,529,758    $15,712,311      $8,607,837
                           ==========         ========       ===========      ===========    ===========      ==========

NET ASSETS:
Accumulation Unit
 Value................     $2,685,787         $982,555       $15,607,563      $11,528,712    $15,708,030      $8,605,766
Retained by MONY
 America in
 Variable Account A...            178               61             3,847            1,046          4,281           2,071
                           ----------         --------       -----------      -----------    -----------      ----------
TOTAL NET ASSETS......     $2,685,965         $982,616       $15,611,410      $11,529,758    $15,712,311      $8,607,837
                           ==========         ========       ===========      ===========    ===========      ==========

Investments in
 shares of the
 Portfolios, at cost..     $1,501,015         $814,538       $13,651,265      $ 6,711,820    $10,092,437      $6,399,219
The Portfolios
 shares held
   Institutional
    Shares............             --               --           515,739          195,552        213,673         220,770
   Series I...........         91,609           50,598                --               --             --              --
   Service Shares.....             --               --                --               --         82,347              --

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                         JANUS ASPEN                                                         OPPENHEIMER PIMCO GLOBAL BOND
                       SERIES OVERSEAS MFS(R) UTILITIES    MULTIMANAGER      MULTIMANAGER      GLOBAL        PORTFOLIO
                          PORTFOLIO         SERIES      MULTI-SECTOR BOND* SMALL CAP GROWTH*   FUND/VA      (UNHEDGED)
                       --------------- ---------------- ------------------ ----------------- ----------- -----------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $9,575,763       $5,470,491        $3,820,919        $13,491,177    $10,650,953    $7,137,935
Receivable for
 shares of the
 Portfolios sold......        4,638          294,620             4,385              5,522          3,485        19,694
                         ----------       ----------        ----------        -----------    -----------    ----------
   Total assets.......    9,580,401        5,765,111         3,825,304         13,496,699     10,654,438     7,157,629
                         ----------       ----------        ----------        -----------    -----------    ----------

LIABILITIES:
Payable for
 policy-related
 transactions.........        4,638          294,620             4,385              5,522          3,485        19,694
                         ----------       ----------        ----------        -----------    -----------    ----------
   Total liabilities..        4,638          294,620             4,385              5,522          3,485        19,694
                         ----------       ----------        ----------        -----------    -----------    ----------
NET ASSETS............   $9,575,763       $5,470,491        $3,820,919        $13,491,177    $10,650,953    $7,137,935
                         ==========       ==========        ==========        ===========    ===========    ==========

NET ASSETS:
Accumulation Unit
 Value................   $9,574,430       $5,469,934        $3,820,474        $13,489,199    $10,649,897    $7,126,339
Retained by MONY
 America in
 Variable Account A...        1,333              557               445              1,978          1,056        11,596
                         ----------       ----------        ----------        -----------    -----------    ----------
TOTAL NET ASSETS......   $9,575,763       $5,470,491        $3,820,919        $13,491,177    $10,650,953    $7,137,935
                         ==========       ==========        ==========        ===========    ===========    ==========

Investments in
 shares of the
 Portfolios, at cost..   $9,161,750       $4,135,354        $3,861,108        $ 8,513,964    $ 6,629,791    $7,972,639
The Portfolios
 shares held
   Administrative
    Class.............           --               --                --                 --             --       578,439
   Class A............           --               --           991,573                 --             --            --
   Class B............           --               --                --          1,101,287             --            --
   Initial Class......           --          171,596                --                 --             --            --
   Service Class......           --               --                --                 --        263,181            --
   Service Shares.....      234,012               --                --                 --             --            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                              PROFUND VP RISING
                                                                    RATES       PROFUND VP
                                              PROFUND VP BEAR    OPPORTUNITY    ULTRABULL
                                              --------------- ----------------- ----------
ASSETS:
Investments in shares of the Portfolios, at
 fair value..................................    $137,179         $544,466      $2,766,075
Receivable for shares of the Portfolios sold.           5              213              16
                                                 --------         --------      ----------
   Total assets..............................     137,184          544,679       2,766,091
                                                 --------         --------      ----------

LIABILITIES:
Payable for policy-related transactions......           5              213              16
                                                 --------         --------      ----------
   Total liabilities.........................           5              213              16
                                                 --------         --------      ----------
NET ASSETS...................................    $137,179         $544,466      $2,766,075
                                                 ========         ========      ==========

NET ASSETS:
Accumulation Unit Value......................    $137,163         $544,022      $2,748,407
Retained by MONY America in Variable Account
 A...........................................          16              444          17,668
                                                 --------         --------      ----------
TOTAL NET ASSETS.............................    $137,179         $544,466      $2,766,075
                                                 ========         ========      ==========

Investments in shares of the Portfolios, at
 cost........................................    $153,258         $644,008      $2,228,037
The Portfolios shares held
   Common Shares.............................      12,065           66,970         140,911

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                       CONTRACT                               UNITS
                                       CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                       -------- --------------- ---------- -----------
ALL ASSET GROWTH-ALT 20...............   1.20%        B           $13.52      181,365
ALL ASSET GROWTH-ALT 20...............   1.25%        B           $71.58    1,444,627
ALL ASSET GROWTH-ALT 20...............   1.35%        B           $12.52    1,663,560
ALL ASSET GROWTH-ALT 20...............   1.70%        B           $13.31      219,792
ALL ASSET GROWTH-ALT 20...............   1.95%        B           $15.21           11
ALL ASSET GROWTH-ALT 20...............   2.00%        B           $15.13        9,733
ALL ASSET GROWTH-ALT 20...............   2.35%        B           $12.43       99,777

AXA AGGRESSIVE ALLOCATION.............   1.20%        B           $10.89       59,685
AXA AGGRESSIVE ALLOCATION.............   1.25%        B           $10.86       18,169
AXA AGGRESSIVE ALLOCATION.............   1.35%        B           $10.79       96,772
AXA AGGRESSIVE ALLOCATION.............   1.70%        B           $10.54       19,538
AXA AGGRESSIVE ALLOCATION.............   2.35%        B           $10.10       36,355

AXA CONSERVATIVE ALLOCATION...........   1.20%        B           $11.23       49,241
AXA CONSERVATIVE ALLOCATION...........   1.25%        B           $11.19       83,338
AXA CONSERVATIVE ALLOCATION...........   1.35%        B           $11.12      119,074
AXA CONSERVATIVE ALLOCATION...........   1.70%        B           $10.86       28,859
AXA CONSERVATIVE ALLOCATION...........   2.35%        B           $10.41       11,045

AXA CONSERVATIVE-PLUS ALLOCATION......   1.20%        B           $11.24       50,508
AXA CONSERVATIVE-PLUS ALLOCATION......   1.25%        B           $11.20      177,330
AXA CONSERVATIVE-PLUS ALLOCATION......   1.35%        B           $11.12       79,837
AXA CONSERVATIVE-PLUS ALLOCATION......   1.70%        B           $10.87       22,165
AXA CONSERVATIVE-PLUS ALLOCATION......   2.35%        B           $10.42        8,915

AXA MODERATE ALLOCATION...............   1.20%        B           $11.09      231,983
AXA MODERATE ALLOCATION...............   1.25%        B           $11.05       83,940
AXA MODERATE ALLOCATION...............   1.35%        B           $10.98      248,206
AXA MODERATE ALLOCATION...............   1.70%        B           $10.73      176,015
AXA MODERATE ALLOCATION...............   2.00%        B           $10.52        5,673
AXA MODERATE ALLOCATION...............   2.35%        B           $10.28       66,255

AXA MODERATE-PLUS ALLOCATION..........   1.20%        B           $11.12       97,913
AXA MODERATE-PLUS ALLOCATION..........   1.25%        B           $11.08      104,365
AXA MODERATE-PLUS ALLOCATION..........   1.35%        B           $11.01      171,273
AXA MODERATE-PLUS ALLOCATION..........   1.70%        B           $10.76       97,797
AXA MODERATE-PLUS ALLOCATION..........   2.35%        B           $10.31       67,267

DREYFUS STOCK INDEX FUND, INC.........   1.35%  INITIAL SHARES    $14.02    1,120,346

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.20%        A           $18.61       25,579
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.45%        A           $25.45          169
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.70%        A           $18.30       37,567
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   2.35%        A           $17.27       34,545
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   2.80%        A           $20.88          126

EQ/BLACKROCK BASIC VALUE EQUITY.......   1.20%        B           $15.98      101,448
EQ/BLACKROCK BASIC VALUE EQUITY.......   1.35%        B           $15.82      120,336
EQ/BLACKROCK BASIC VALUE EQUITY.......   1.45%        B           $15.79          137
EQ/BLACKROCK BASIC VALUE EQUITY.......   1.50%        B           $15.72          574
EQ/BLACKROCK BASIC VALUE EQUITY.......   1.70%        B           $15.32       92,843

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                   CONTRACT                               UNITS
                                   CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                   -------- --------------- ---------- -----------
EQ/BLACKROCK BASIC VALUE EQUITY...   1.95%         B         $ 15.14         626
EQ/BLACKROCK BASIC VALUE EQUITY...   2.00%         B         $ 15.08         211
EQ/BLACKROCK BASIC VALUE EQUITY...   2.35%         B         $ 14.52     122,468
EQ/BLACKROCK BASIC VALUE EQUITY...   2.80%         B         $ 14.11       2,945
EQ/BLACKROCK BASIC VALUE EQUITY...   2.85%         B         $ 14.05         637

EQ/BOSTON ADVISORS EQUITY INCOME..   1.25%         A         $ 15.03      20,640
EQ/BOSTON ADVISORS EQUITY INCOME..   1.20%         B         $ 19.38     107,775
EQ/BOSTON ADVISORS EQUITY INCOME..   1.35%         B         $ 18.48     421,966
EQ/BOSTON ADVISORS EQUITY INCOME..   1.45%         B         $ 22.25         345
EQ/BOSTON ADVISORS EQUITY INCOME..   1.50%         B         $ 22.13         187
EQ/BOSTON ADVISORS EQUITY INCOME..   1.70%         B         $ 17.05     125,433
EQ/BOSTON ADVISORS EQUITY INCOME..   1.95%         B         $ 20.20          10
EQ/BOSTON ADVISORS EQUITY INCOME..   2.00%         B         $ 20.10         341
EQ/BOSTON ADVISORS EQUITY INCOME..   2.35%         B         $ 15.78     136,530
EQ/BOSTON ADVISORS EQUITY INCOME..   2.80%         B         $ 18.46       1,522

EQ/CALVERT SOCIALLY RESPONSIBLE...   1.35%         A         $ 10.23     130,251
EQ/CALVERT SOCIALLY RESPONSIBLE...   1.20%         B         $ 14.16      16,342
EQ/CALVERT SOCIALLY RESPONSIBLE...   1.70%         B         $ 13.58       9,206
EQ/CALVERT SOCIALLY RESPONSIBLE...   2.00%         B         $ 13.44         107
EQ/CALVERT SOCIALLY RESPONSIBLE...   2.35%         B         $ 12.86       3,592

EQ/CAPITAL GUARDIAN RESEARCH......   1.20%         A         $ 21.07      22,712
EQ/CAPITAL GUARDIAN RESEARCH......   1.25%         A         $ 16.02      51,334
EQ/CAPITAL GUARDIAN RESEARCH......   1.35%         A         $ 13.34     156,684
EQ/CAPITAL GUARDIAN RESEARCH......   1.45%         A         $ 21.10         112
EQ/CAPITAL GUARDIAN RESEARCH......   1.50%         A         $ 20.98          19
EQ/CAPITAL GUARDIAN RESEARCH......   1.70%         A         $ 19.11      51,556
EQ/CAPITAL GUARDIAN RESEARCH......   2.35%         A         $ 17.65      49,674
EQ/CAPITAL GUARDIAN RESEARCH......   2.80%         A         $ 17.74         224

EQ/CORE BOND INDEX................   1.20%         A         $ 13.67     347,256
EQ/CORE BOND INDEX................   1.25%         A         $ 10.85     612,099
EQ/CORE BOND INDEX................   1.35%         A         $ 13.06     873,081
EQ/CORE BOND INDEX................   1.45%         A         $ 11.93       8,530
EQ/CORE BOND INDEX................   1.50%         A         $ 11.86       3,866
EQ/CORE BOND INDEX................   1.70%         A         $ 12.90     350,451
EQ/CORE BOND INDEX................   1.95%         A         $ 10.46           4
EQ/CORE BOND INDEX................   2.00%         A         $ 10.41         747
EQ/CORE BOND INDEX................   2.35%         A         $ 11.89     250,846
EQ/CORE BOND INDEX................   2.80%         A         $  9.56       7,366

EQ/EQUITY GROWTH PLUS.............   1.35%         B         $ 14.80     511,851

EQ/GAMCO MERGERS AND ACQUISITIONS.   1.20%         B         $ 15.59      27,653
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.35%         B         $ 15.87      76,178
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.70%         B         $ 15.28      32,978
EQ/GAMCO MERGERS AND ACQUISITIONS.   2.00%         B         $ 14.72          65
EQ/GAMCO MERGERS AND ACQUISITIONS.   2.35%         B         $ 13.71      36,197
EQ/GAMCO MERGERS AND ACQUISITIONS.   2.80%         B         $ 13.51         680

EQ/GAMCO SMALL COMPANY VALUE......   1.20%         B         $ 37.46     225,751
EQ/GAMCO SMALL COMPANY VALUE......   1.25%         B         $190.74     370,591
EQ/GAMCO SMALL COMPANY VALUE......   1.35%         B         $ 48.61     915,072
EQ/GAMCO SMALL COMPANY VALUE......   1.45%         B         $ 41.97       2,668
EQ/GAMCO SMALL COMPANY VALUE......   1.50%         B         $ 41.73         364

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                 CONTRACT                               UNITS
                                 CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                 -------- --------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE....   1.70%         B          $35.07     266,391
EQ/GAMCO SMALL COMPANY VALUE....   1.95%         B          $35.00         127
EQ/GAMCO SMALL COMPANY VALUE....   2.00%         B          $34.81         228
EQ/GAMCO SMALL COMPANY VALUE....   2.35%         B          $32.85     179,738
EQ/GAMCO SMALL COMPANY VALUE....   2.80%         B          $31.97         845

EQ/GLOBAL MULTI-SECTOR EQUITY...   1.20%         A          $30.61      39,968
EQ/GLOBAL MULTI-SECTOR EQUITY...   1.45%         A          $38.79         103
EQ/GLOBAL MULTI-SECTOR EQUITY...   1.50%         A          $38.57         140
EQ/GLOBAL MULTI-SECTOR EQUITY...   1.70%         A          $30.00      45,468
EQ/GLOBAL MULTI-SECTOR EQUITY...   2.00%         A          $33.40       1,428
EQ/GLOBAL MULTI-SECTOR EQUITY...   2.35%         A          $28.29      39,527
EQ/GLOBAL MULTI-SECTOR EQUITY...   2.80%         A          $30.68       1,027

EQ/INTERMEDIATE GOVERNMENT BOND.   1.20%         A          $12.24     207,215
EQ/INTERMEDIATE GOVERNMENT BOND.   1.25%         A          $17.47     112,679
EQ/INTERMEDIATE GOVERNMENT BOND.   1.35%         A          $13.69     440,760
EQ/INTERMEDIATE GOVERNMENT BOND.   1.45%         A          $11.49       4,156
EQ/INTERMEDIATE GOVERNMENT BOND.   1.50%         A          $11.43       3,984
EQ/INTERMEDIATE GOVERNMENT BOND.   1.70%         A          $11.55     218,080
EQ/INTERMEDIATE GOVERNMENT BOND.   1.95%         A          $10.74         617
EQ/INTERMEDIATE GOVERNMENT BOND.   2.00%         A          $10.68         832
EQ/INTERMEDIATE GOVERNMENT BOND.   2.35%         A          $10.70     191,815
EQ/INTERMEDIATE GOVERNMENT BOND.   2.80%         A          $ 9.81       1,397

EQ/LARGE CAP VALUE INDEX........   1.20%         A          $17.78     219,261
EQ/LARGE CAP VALUE INDEX........   1.35%         A          $17.23     191,422
EQ/LARGE CAP VALUE INDEX........   1.45%         A          $21.40       3,794
EQ/LARGE CAP VALUE INDEX........   1.50%         A          $21.28         362
EQ/LARGE CAP VALUE INDEX........   1.70%         A          $16.80     201,324
EQ/LARGE CAP VALUE INDEX........   1.95%         A          $18.35         655
EQ/LARGE CAP VALUE INDEX........   2.00%         A          $18.25         266
EQ/LARGE CAP VALUE INDEX........   2.35%         A          $15.15     178,672
EQ/LARGE CAP VALUE INDEX........   2.80%         A          $16.76       1,269

EQ/LARGE CAP VALUE PLUS.........   1.20%         A          $12.49      25,192
EQ/LARGE CAP VALUE PLUS.........   1.25%         A          $73.93      41,720
EQ/LARGE CAP VALUE PLUS.........   1.45%         A          $16.76          36
EQ/LARGE CAP VALUE PLUS.........   1.70%         A          $11.83      30,145
EQ/LARGE CAP VALUE PLUS.........   2.35%         A          $11.43      39,219
EQ/LARGE CAP VALUE PLUS.........   2.80%         A          $13.96         650

EQ/MFS INTERNATIONAL GROWTH.....   1.25%         B          $21.70     290,904
EQ/MFS INTERNATIONAL GROWTH.....   1.35%         B          $15.35     356,534

EQ/MID CAP INDEX................   1.20%         A          $20.98     167,535
EQ/MID CAP INDEX................   1.35%         A          $20.56      46,164
EQ/MID CAP INDEX................   1.45%         A          $24.27         591
EQ/MID CAP INDEX................   1.50%         A          $24.13         864
EQ/MID CAP INDEX................   1.70%         A          $19.56     152,500
EQ/MID CAP INDEX................   1.95%         A          $20.84           5
EQ/MID CAP INDEX................   2.00%         A          $20.73         645
EQ/MID CAP INDEX................   2.35%         A          $18.32     183,267
EQ/MID CAP INDEX................   2.80%         A          $19.04       1,999

EQ/MID CAP VALUE PLUS...........   1.20%         A          $18.83     193,871
EQ/MID CAP VALUE PLUS...........   1.35%         A          $18.71     340,596

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                  CONTRACT                               UNITS
                                  CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                  -------- --------------- ---------- -----------
EQ/MID CAP VALUE PLUS............   1.45%         A         $ 18.63        1,044
EQ/MID CAP VALUE PLUS............   1.50%         A         $ 18.59          399
EQ/MID CAP VALUE PLUS............   1.70%         A         $ 18.43      229,823
EQ/MID CAP VALUE PLUS............   1.95%         A         $ 18.23            7
EQ/MID CAP VALUE PLUS............   2.00%         A         $ 18.19          248
EQ/MID CAP VALUE PLUS............   2.35%         A         $ 17.91      159,359
EQ/MID CAP VALUE PLUS............   2.80%         A         $ 17.56        2,847

EQ/MONEY MARKET..................   1.20%         A         $ 10.34      338,097
EQ/MONEY MARKET..................   1.25%         A         $ 10.30      539,934
EQ/MONEY MARKET..................   1.35%         A         $ 10.21      726,367
EQ/MONEY MARKET..................   1.45%         A         $ 10.13          839
EQ/MONEY MARKET..................   1.50%         A         $ 10.09        1,871
EQ/MONEY MARKET..................   1.70%         A         $  9.92      277,650
EQ/MONEY MARKET..................   2.00%         A         $  9.67          909
EQ/MONEY MARKET..................   2.35%         A         $  9.40      263,954
EQ/MONEY MARKET..................   2.80%         A         $  9.05        1,534

EQ/MONTAG & CALDWELL GROWTH......   1.20%         B         $ 16.23      308,665
EQ/MONTAG & CALDWELL GROWTH......   1.35%         B         $ 15.42    2,602,937
EQ/MONTAG & CALDWELL GROWTH......   1.45%         B         $ 19.10          948
EQ/MONTAG & CALDWELL GROWTH......   1.50%         B         $ 18.99          356
EQ/MONTAG & CALDWELL GROWTH......   1.70%         B         $ 14.95      281,271
EQ/MONTAG & CALDWELL GROWTH......   1.95%         B         $ 17.79          155
EQ/MONTAG & CALDWELL GROWTH......   2.00%         B         $ 17.69        2,729
EQ/MONTAG & CALDWELL GROWTH......   2.35%         B         $ 13.91      266,924
EQ/MONTAG & CALDWELL GROWTH......   2.80%         B         $ 16.25        1,467

EQ/MORGAN STANLEY MID CAP GROWTH.   1.20%         A         $ 15.62      202,931
EQ/MORGAN STANLEY MID CAP GROWTH.   1.35%         A         $ 25.83      148,445
EQ/MORGAN STANLEY MID CAP GROWTH.   1.45%         A         $ 25.81           98
EQ/MORGAN STANLEY MID CAP GROWTH.   1.50%         A         $ 25.67          256
EQ/MORGAN STANLEY MID CAP GROWTH.   1.70%         A         $ 16.34      171,978
EQ/MORGAN STANLEY MID CAP GROWTH.   2.00%         A         $ 21.74          767
EQ/MORGAN STANLEY MID CAP GROWTH.   2.35%         A         $ 14.02      164,545
EQ/MORGAN STANLEY MID CAP GROWTH.   2.80%         A         $ 19.97          763

EQ/PIMCO ULTRA SHORT BOND........   1.20%         B         $ 12.23      100,368
EQ/PIMCO ULTRA SHORT BOND........   1.35%         B         $ 11.97      155,927
EQ/PIMCO ULTRA SHORT BOND........   1.45%         B         $ 11.69        2,724
EQ/PIMCO ULTRA SHORT BOND........   1.50%         B         $ 11.63        1,713
EQ/PIMCO ULTRA SHORT BOND........   1.70%         B         $ 11.58      126,415
EQ/PIMCO ULTRA SHORT BOND........   1.95%         B         $ 10.33          894
EQ/PIMCO ULTRA SHORT BOND........   2.00%         B         $ 10.28           11
EQ/PIMCO ULTRA SHORT BOND........   2.35%         B         $ 10.68       73,479
EQ/PIMCO ULTRA SHORT BOND........   2.80%         B         $  9.44        6,452

EQ/QUALITY BOND PLUS.............   1.25%         B         $ 23.02      142,187
EQ/QUALITY BOND PLUS.............   1.35%         B         $ 15.38      305,390

EQ/SMALL COMPANY INDEX...........   1.20%         A         $ 26.43       53,285
EQ/SMALL COMPANY INDEX...........   1.25%         A         $104.48        5,204
EQ/SMALL COMPANY INDEX...........   1.45%         A         $ 27.84          188
EQ/SMALL COMPANY INDEX...........   1.50%         A         $ 27.69          204
EQ/SMALL COMPANY INDEX...........   1.70%         A         $ 25.16       41,263

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                           CONTRACT                               UNITS
                                           CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                           -------- --------------- ---------- -----------
EQ/SMALL COMPANY INDEX....................   2.00%         A          $25.24          209
EQ/SMALL COMPANY INDEX....................   2.35%         A          $23.49       27,800
EQ/SMALL COMPANY INDEX....................   2.80%         A          $23.18          665

EQ/T. ROWE PRICE GROWTH STOCK.............   1.25%         B          $66.75      460,581
EQ/T. ROWE PRICE GROWTH STOCK.............   1.35%         B          $14.69      962,019

EQ/UBS GROWTH & INCOME....................   1.20%         B          $16.00       77,961
EQ/UBS GROWTH & INCOME....................   1.35%         B          $16.05    1,147,685
EQ/UBS GROWTH & INCOME....................   1.45%         B          $20.63          225
EQ/UBS GROWTH & INCOME....................   1.70%         B          $15.56       73,015
EQ/UBS GROWTH & INCOME....................   1.95%         B          $18.64          505
EQ/UBS GROWTH & INCOME....................   2.35%         B          $14.65       66,420

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...   1.35%   SERVICE CLASS    $20.69    1,099,666

FRANKLIN INCOME SECURITIES FUND...........   1.20%      CLASS 2       $21.41      226,107
FRANKLIN INCOME SECURITIES FUND...........   1.35%      CLASS 2       $21.04      242,047
FRANKLIN INCOME SECURITIES FUND...........   1.45%      CLASS 2       $20.98          271
FRANKLIN INCOME SECURITIES FUND...........   1.50%      CLASS 2       $20.87          376
FRANKLIN INCOME SECURITIES FUND...........   1.70%      CLASS 2       $19.96      292,777
FRANKLIN INCOME SECURITIES FUND...........   1.95%      CLASS 2       $19.55          179
FRANKLIN INCOME SECURITIES FUND...........   2.00%      CLASS 2       $19.45          460
FRANKLIN INCOME SECURITIES FUND...........   2.35%      CLASS 2       $18.65      248,932
FRANKLIN INCOME SECURITIES FUND...........   2.80%      CLASS 2       $17.86          149

FRANKLIN RISING DIVIDENDS SECURITIES FUND.   1.20%      CLASS 2       $22.12       62,806
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   1.35%      CLASS 2       $21.81      135,596
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   1.45%      CLASS 2       $21.87        7,592
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   1.50%      CLASS 2       $21.76          238
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   1.70%      CLASS 2       $20.82       75,686
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   1.95%      CLASS 2       $20.16           20
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   2.00%      CLASS 2       $20.05          279
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   2.35%      CLASS 2       $18.87       77,212
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   2.80%      CLASS 2       $18.41          113

INVESCO V.I. DIVERSIFIED DIVIDEND FUND....   1.20%     SERIES I       $ 8.37       11,282
INVESCO V.I. DIVERSIFIED DIVIDEND FUND....   1.50%     SERIES I       $ 9.78        8,612
INVESCO V.I. DIVERSIFIED DIVIDEND FUND....   1.70%     SERIES I       $ 8.27       51,502
INVESCO V.I. DIVERSIFIED DIVIDEND FUND....   2.00%     SERIES I       $ 8.83          199
INVESCO V.I. DIVERSIFIED DIVIDEND FUND....   2.35%     SERIES I       $ 7.84       48,686

INVESCO V.I. GLOBAL CORE EQUITY FUND......   1.20%     SERIES I       $13.34       26,751
INVESCO V.I. GLOBAL CORE EQUITY FUND......   1.45%     SERIES I       $16.28          349
INVESCO V.I. GLOBAL CORE EQUITY FUND......   1.50%     SERIES I       $16.19           38
INVESCO V.I. GLOBAL CORE EQUITY FUND......   1.70%     SERIES I       $12.70       23,990
INVESCO V.I. GLOBAL CORE EQUITY FUND......   1.95%     SERIES I       $15.38            6
INVESCO V.I. GLOBAL CORE EQUITY FUND......   2.00%     SERIES I       $15.30           99
INVESCO V.I. GLOBAL CORE EQUITY FUND......   2.35%     SERIES I       $11.72       24,014

INVESCO V.I. GLOBAL HEALTH CARE FUND......   1.20%     SERIES I       $21.09       32,817
INVESCO V.I. GLOBAL HEALTH CARE FUND......   1.70%     SERIES I       $19.89       50,589
INVESCO V.I. GLOBAL HEALTH CARE FUND......   2.00%     SERIES I       $22.06          194
INVESCO V.I. GLOBAL HEALTH CARE FUND......   2.35%     SERIES I       $18.24       53,256
INVESCO V.I. GLOBAL HEALTH CARE FUND......   2.85%     SERIES I       $20.15          565

INVESCO V.I. TECHNOLOGY FUND..............   1.20%     SERIES I       $12.80       25,297
INVESCO V.I. TECHNOLOGY FUND..............   1.70%     SERIES I       $12.16       22,840

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                              CONTRACT                                    UNITS
                                              CHARGES*     SHARE CLASS**    UNIT VALUE OUTSTANDING
                                              -------- -------------------- ---------- -----------
INVESCO V.I. TECHNOLOGY FUND.................   2.00%        SERIES I         $18.20       1,464
INVESCO V.I. TECHNOLOGY FUND.................   2.35%        SERIES I         $12.47      28,437

JANUS ASPEN SERIES BALANCED PORTFOLIO........   1.35%  INSTITUTIONAL SHARES   $20.69     754,473

JANUS ASPEN SERIES ENTERPRISE PORTFOLIO......   1.35%  INSTITUTIONAL SHARES   $15.88     726,031

JANUS ASPEN SERIES FORTY PORTFOLIO...........   1.35%  INSTITUTIONAL SHARES   $18.41     619,070
JANUS ASPEN SERIES FORTY PORTFOLIO...........   1.20%     SERVICE SHARES      $23.07      89,751
JANUS ASPEN SERIES FORTY PORTFOLIO...........   1.45%     SERVICE SHARES      $25.42         225
JANUS ASPEN SERIES FORTY PORTFOLIO...........   1.50%     SERVICE SHARES      $25.27         349
JANUS ASPEN SERIES FORTY PORTFOLIO...........   1.70%     SERVICE SHARES      $22.86      55,154
JANUS ASPEN SERIES FORTY PORTFOLIO...........   1.95%     SERVICE SHARES      $24.37         137
JANUS ASPEN SERIES FORTY PORTFOLIO...........   2.00%     SERVICE SHARES      $24.24       1,378
JANUS ASPEN SERIES FORTY PORTFOLIO...........   2.35%     SERVICE SHARES      $21.20      42,615
JANUS ASPEN SERIES FORTY PORTFOLIO...........   2.80%     SERVICE SHARES      $22.26         706
JANUS ASPEN SERIES FORTY PORTFOLIO...........   2.85%     SERVICE SHARES      $22.14         533

JANUS ASPEN SERIES GLOBAL RESEARCH PORTFOLIO.   1.35%  INSTITUTIONAL SHARES   $11.73     733,779

JANUS ASPEN SERIES OVERSEAS PORTFOLIO........   1.20%     SERVICE SHARES      $23.99     140,799
JANUS ASPEN SERIES OVERSEAS PORTFOLIO........   1.45%     SERVICE SHARES      $32.04         693
JANUS ASPEN SERIES OVERSEAS PORTFOLIO........   1.50%     SERVICE SHARES      $31.86         867
JANUS ASPEN SERIES OVERSEAS PORTFOLIO........   1.70%     SERVICE SHARES      $24.34     136,108
JANUS ASPEN SERIES OVERSEAS PORTFOLIO........   2.00%     SERVICE SHARES      $29.69       1,852
JANUS ASPEN SERIES OVERSEAS PORTFOLIO........   2.35%     SERVICE SHARES      $22.48     122,503
JANUS ASPEN SERIES OVERSEAS PORTFOLIO........   2.80%     SERVICE SHARES      $27.27         913

MFS(R) UTILITIES SERIES......................   1.20%     INITIAL CLASS       $36.74      72,325
MFS(R) UTILITIES SERIES......................   1.50%     INITIAL CLASS       $45.35         242
MFS(R) UTILITIES SERIES......................   1.70%     INITIAL CLASS       $33.88      47,360
MFS(R) UTILITIES SERIES......................   2.00%     INITIAL CLASS       $34.64         306
MFS(R) UTILITIES SERIES......................   2.35%     INITIAL CLASS       $29.39      40,371

MULTIMANAGER MULTI-SECTOR BOND...............   1.20%           A             $13.48     107,648
MULTIMANAGER MULTI-SECTOR BOND...............   1.45%           A             $12.93         302
MULTIMANAGER MULTI-SECTOR BOND...............   1.50%           A             $12.86       1,791
MULTIMANAGER MULTI-SECTOR BOND...............   1.70%           A             $12.69      87,939
MULTIMANAGER MULTI-SECTOR BOND...............   2.00%           A             $10.78         239
MULTIMANAGER MULTI-SECTOR BOND...............   2.35%           A             $11.82     100,422
MULTIMANAGER MULTI-SECTOR BOND...............   2.80%           A             $ 9.90       3,658

MULTIMANAGER SMALL CAP GROWTH................   1.20%           B             $16.57     115,205
MULTIMANAGER SMALL CAP GROWTH................   1.35%           B             $24.16     363,981
MULTIMANAGER SMALL CAP GROWTH................   1.45%           B             $21.62         474
MULTIMANAGER SMALL CAP GROWTH................   1.50%           B             $21.50         163
MULTIMANAGER SMALL CAP GROWTH................   1.70%           B             $15.54      92,741
MULTIMANAGER SMALL CAP GROWTH................   1.95%           B             $18.93         213
MULTIMANAGER SMALL CAP GROWTH................   2.00%           B             $18.83         348
MULTIMANAGER SMALL CAP GROWTH................   2.35%           B             $14.21      92,649
MULTIMANAGER SMALL CAP GROWTH................   2.80%           B             $17.29         190

OPPENHEIMER GLOBAL FUND/VA...................   1.20%     SERVICE CLASS       $27.95      92,759
OPPENHEIMER GLOBAL FUND/VA...................   1.35%     SERVICE CLASS       $27.37     146,830
OPPENHEIMER GLOBAL FUND/VA...................   1.45%     SERVICE CLASS       $27.91       2,306
OPPENHEIMER GLOBAL FUND/VA...................   1.50%     SERVICE CLASS       $27.76         607
OPPENHEIMER GLOBAL FUND/VA...................   1.70%     SERVICE CLASS       $26.77      84,191
OPPENHEIMER GLOBAL FUND/VA...................   2.00%     SERVICE CLASS       $25.30         937

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2013


                                        CONTRACT                                    UNITS
                                        CHARGES*     SHARE CLASS**    UNIT VALUE OUTSTANDING
                                        -------- -------------------- ---------- -----------
OPPENHEIMER GLOBAL FUND/VA.............   2.35%     SERVICE CLASS       $22.27      74,199
OPPENHEIMER GLOBAL FUND/VA.............   2.80%     SERVICE CLASS       $23.23       1,161

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).   1.20%  ADMINISTRATIVE CLASS   $19.25     102,596
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).   1.35%  ADMINISTRATIVE CLASS   $18.31     113,409
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).   1.45%  ADMINISTRATIVE CLASS   $16.81         421
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).   1.50%  ADMINISTRATIVE CLASS   $16.71         324
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).   1.70%  ADMINISTRATIVE CLASS   $18.16      99,021
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).   1.95%  ADMINISTRATIVE CLASS   $13.98          23
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).   2.00%  ADMINISTRATIVE CLASS   $13.90         465
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).   2.35%  ADMINISTRATIVE CLASS   $16.98      71,910
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).   2.80%  ADMINISTRATIVE CLASS   $12.77       2,831

PROFUND VP BEAR........................   1.20%     COMMON SHARES       $ 2.73       1,196
PROFUND VP BEAR........................   1.35%     COMMON SHARES       $ 2.69      42,169
PROFUND VP BEAR........................   1.50%     COMMON SHARES       $ 2.61          37
PROFUND VP BEAR........................   1.70%     COMMON SHARES       $ 2.84       5,441
PROFUND VP BEAR........................   2.35%     COMMON SHARES       $ 2.42       1,960

PROFUND VP RISING RATES OPPORTUNITY....   1.20%     COMMON SHARES       $ 3.78      21,267
PROFUND VP RISING RATES OPPORTUNITY....   1.35%     COMMON SHARES       $ 3.40      86,370
PROFUND VP RISING RATES OPPORTUNITY....   1.45%     COMMON SHARES       $ 3.38         163
PROFUND VP RISING RATES OPPORTUNITY....   1.50%     COMMON SHARES       $ 3.36       2,246
PROFUND VP RISING RATES OPPORTUNITY....   1.70%     COMMON SHARES       $ 3.59      16,105
PROFUND VP RISING RATES OPPORTUNITY....   1.95%     COMMON SHARES       $ 3.30         164
PROFUND VP RISING RATES OPPORTUNITY....   2.35%     COMMON SHARES       $ 3.34      29,606
PROFUND VP RISING RATES OPPORTUNITY....   2.80%     COMMON SHARES       $ 3.02         698
PROFUND VP RISING RATES OPPORTUNITY....   2.85%     COMMON SHARES       $ 3.00         695

PROFUND VP ULTRABULL...................   1.20%     COMMON SHARES       $19.57      17,632
PROFUND VP ULTRABULL...................   1.35%     COMMON SHARES       $21.62      37,644
PROFUND VP ULTRABULL...................   1.45%     COMMON SHARES       $22.04         137
PROFUND VP ULTRABULL...................   1.70%     COMMON SHARES       $18.17      28,141
PROFUND VP ULTRABULL...................   2.00%     COMMON SHARES       $19.54          73
PROFUND VP ULTRABULL...................   2.35%     COMMON SHARES       $19.26      54,447
PROFUND VP ULTRABULL...................   2.80%     COMMON SHARES       $17.94       1,403

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

                        ALL ASSET    AXA AGGRESSIVE AXA CONSERVATIVE AXA CONSERVATIVE- AXA MODERATE
                      GROWTH-ALT 20*  ALLOCATION*     ALLOCATION*    PLUS ALLOCATION*  ALLOCATION*
                      -------------- -------------- ---------------- ----------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $ 1,716,882      $ 56,407        $ 30,365         $ 51,461       $  139,748
 Expenses:
   Less:
    Asset-based
    charges..........    1,698,002        33,713          48,928           29,330          138,590
                       -----------      --------        --------         --------       ----------

NET INVESTMENT
 INCOME (LOSS).......       18,880        22,694         (18,563)          22,131            1,158
                       -----------      --------        --------         --------       ----------

REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
   Realized gain
    (loss) on
    investments......   (5,024,767)       44,445          (3,562)          42,998          214,667
   Realized gain
    distribution
    from the
    Portfolios.......    7,174,803        64,929          81,824          102,468          251,232
                       -----------      --------        --------         --------       ----------
 Net realized gain
   (loss)............    2,150,036       109,374          78,262          145,466          465,899
                       -----------      --------        --------         --------       ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   13,602,043       370,612          44,424           17,486          574,894
                       -----------      --------        --------         --------       ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........   15,752,079       479,986         122,686          162,952        1,040,793
                       -----------      --------        --------         --------       ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $15,770,959      $502,680        $104,123         $185,083       $1,041,951
                       ===========      ========        ========         ========       ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                                    EQ/BOSTON
                       AXA MODERATE-    DREYFUS STOCK   EQ/ALLIANCEBERNSTEIN    EQ/BLACKROCK     ADVISORS EQUITY
                      PLUS ALLOCATION* INDEX FUND, INC.  SMALL CAP GROWTH*   BASIC VALUE EQUITY*     INCOME*
                      ---------------- ---------------- -------------------- ------------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...     $117,235        $  271,194          $    760           $   98,023        $  270,408
 Expenses:
   Less:
    Asset-based
    charges..........       81,527           199,580            29,341              102,916           211,219
                          --------        ----------          --------           ----------        ----------

NET INVESTMENT
 INCOME (LOSS).......       35,708            71,614           (28,581)              (4,893)           59,189
                          --------        ----------          --------           ----------        ----------

REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
   Realized gain
    (loss) on
    investments......      111,954            49,738           165,918              421,524          (114,853)
   Realized gain
    distribution
    from the
    Portfolios.......      190,366           164,233           150,211                   --         1,482,380
                          --------        ----------          --------           ----------        ----------
 Net realized gain
   (loss)............      302,320           213,971           316,129              421,524         1,367,527
                          --------        ----------          --------           ----------        ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....      567,502         3,608,643           219,687            1,441,829         2,159,287
                          --------        ----------          --------           ----------        ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........      869,822         3,822,614           535,816            1,863,353         3,526,814
                          --------        ----------          --------           ----------        ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....     $905,530        $3,894,228          $507,235           $1,858,460        $3,586,003
                          ========        ==========          ========           ==========        ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                       EQ/CALVERT  EQ/CAPITAL
                        SOCIALLY    GUARDIAN   EQ/CORE BOND EQ/EQUITY GROWTH EQ/GAMCO MERGERS
                      RESPONSIBLE* RESEARCH*      INDEX*         PLUS*       AND ACQUISITIONS*
                      ------------ ----------  ------------ ---------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...   $ 11,968   $   69,630  $   366,353     $   32,795        $ 10,796
 Expenses:
   Less:
    Asset-based
    charges..........     22,475       75,265      497,403         94,010          44,354
                        --------   ----------  -----------     ----------        --------

NET INVESTMENT
 INCOME (LOSS).......    (10,507)      (5,635)    (131,050)       (61,215)        (33,558)
                        --------   ----------  -----------     ----------        --------

REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
   Realized gain
    (loss) on
    investments......     55,788      155,200      (79,131)        77,649          62,961
   Realized gain
    distribution
    from the
    Portfolios.......         --           --           --             --         120,467
                        --------   ----------  -----------     ----------        --------
 Net realized gain
   (loss)............     55,788      155,200      (79,131)        77,649         183,428
                        --------   ----------  -----------     ----------        --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    407,277    1,134,399     (840,555)     1,861,549          96,869
                        --------   ----------  -----------     ----------        --------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........    463,065    1,289,599     (919,686)     1,939,198         280,297
                        --------   ----------  -----------     ----------        --------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....   $452,558   $1,283,964  $(1,050,736)    $1,877,983        $246,739
                        ========   ==========  ===========     ==========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                      EQ/GAMCO SMALL EQ/GLOBAL MULTI- EQ/INTERMEDIATE  EQ/LARGE CAP EQ/LARGE CAP
                      COMPANY VALUE*  SECTOR EQUITY*  GOVERNMENT BOND* VALUE INDEX* VALUE PLUS*
                      -------------- ---------------- ---------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $   338,470       $ 29,641        $  34,009      $  185,852   $   39,962
 Expenses:
   Less:
    Asset-based
    charges..........    1,743,319         66,901          256,551         207,490       57,572
                       -----------       --------        ---------      ----------   ----------

NET INVESTMENT
 INCOME (LOSS).......   (1,404,849)       (37,260)        (222,542)        (21,638)     (17,610)
                       -----------       --------        ---------      ----------   ----------

REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
   Realized gain
    (loss) on
    investments......   12,236,824        114,184          193,202         124,939     (162,824)
   Realized gain
    distribution
    from the
    Portfolios.......    6,050,281             --               --              --           --
                       -----------       --------        ---------      ----------   ----------
 Net realized gain
   (loss)............   18,287,105        114,184          193,202         124,939     (162,824)
                       -----------       --------        ---------      ----------   ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   23,789,794        570,300         (508,787)      3,226,073    1,260,780
                       -----------       --------        ---------      ----------   ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........   42,076,899        684,484         (315,585)      3,351,012    1,097,956
                       -----------       --------        ---------      ----------   ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $40,672,050       $647,224        $(538,127)     $3,329,374   $1,080,346
                       ===========       ========        =========      ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                         EQ/MFS
                      INTERNATIONAL EQ/MID CAP  EQ/MID CAP   EQ/MONEY    EQ/MONTAG &
                         GROWTH*      INDEX*    VALUE PLUS*  MARKET*   CALDWELL GROWTH*
                      ------------- ----------  ----------- ---------  ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $  103,546   $   77,587  $   80,861  $      --    $   408,329
 Expenses:
   Less:
    Asset-based
    charges..........     155,225      177,319     264,232    356,107        730,237
                       ----------   ----------  ----------  ---------    -----------

NET INVESTMENT
 INCOME (LOSS).......     (51,679)     (99,732)   (183,371)  (356,107)      (321,908)
                       ----------   ----------  ----------  ---------    -----------

REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
   Realized gain
    (loss) on
    investments......     162,191      361,228     140,835       (446)     1,288,344
   Realized gain
    distribution
    from the
    Portfolios.......     118,384           --          --        144      7,049,946
                       ----------   ----------  ----------  ---------    -----------
 Net realized gain
   (loss)............     280,575      361,228     140,835       (302)     8,338,290
                       ----------   ----------  ----------  ---------    -----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   1,146,954    2,462,654   4,556,135        474      3,520,764
                       ----------   ----------  ----------  ---------    -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........   1,427,529    2,823,882   4,696,970        172     11,859,054
                       ----------   ----------  ----------  ---------    -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $1,375,850   $2,724,150  $4,513,599  $(355,935)   $11,537,146
                       ==========   ==========  ==========  =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                      EQ/MORGAN STANLEY EQ/PIMCO ULTRA EQ/QUALITY    EQ/SMALL    EQ/T. ROWE PRICE
                       MID CAP GROWTH*   SHORT BOND*   BOND PLUS* COMPANY INDEX*  GROWTH STOCK*
                      ----------------- -------------- ---------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...    $       --        $ 40,273    $  29,827    $   31,640     $        --
 Expenses:
   Less:
    Asset-based
    charges..........       182,055         101,455      121,538        56,523         516,087
                         ----------        --------    ---------    ----------     -----------

NET INVESTMENT
 INCOME (LOSS).......      (182,055)        (61,182)     (91,711)      (24,883)       (516,087)
                         ----------        --------    ---------    ----------     -----------

REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
   Realized gain
    (loss) on
    investments......       763,654          35,015     (238,941)      111,403       2,878,310
   Realized gain
    distribution
    from the
    Portfolios.......       672,084              --           --       259,017              --
                         ----------        --------    ---------    ----------     -----------
 Net realized gain
   (loss)............     1,435,738          35,015     (238,941)      370,420       2,878,310
                         ----------        --------    ---------    ----------     -----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....     2,328,094         (69,856)      (5,978)      740,504      10,196,583
                         ----------        --------    ---------    ----------     -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........     3,763,832         (34,841)    (244,919)    1,110,924      13,074,893
                         ----------        --------    ---------    ----------     -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....    $3,581,777        $(96,023)   $(336,630)   $1,086,041     $12,558,806
                         ==========        ========    =========    ==========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                      FIDELITY(R) VIP                 FRANKLIN RISING INVESCO V.I.
                      EQ/UBS GROWTH &  CONTRAFUND(R)  FRANKLIN INCOME    DIVIDENDS     DIVERSIFIED
                          INCOME*        PORTFOLIO    SECURITIES FUND SECURITIES FUND DIVIDEND FUND
                      --------------- --------------- --------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...   $  193,358      $  203,564      $1,305,931      $  107,560      $ 21,399
 Expenses:
   Less:
    Asset-based
    charges..........      287,534         287,036         339,518         110,009        17,502
                        ----------      ----------      ----------      ----------      --------

NET INVESTMENT
 INCOME (LOSS).......      (94,176)        (83,472)        966,413          (2,449)        3,897
                        ----------      ----------      ----------      ----------      --------

REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
   Realized gain
    (loss) on
    investments......    1,464,158         344,383         592,952         513,528        54,459
   Realized gain
    distribution
    from the
    Portfolios.......           --           5,968              --              --            --
                        ----------      ----------      ----------      ----------      --------
 Net realized gain
   (loss)............    1,464,158         350,351         592,952         513,528        54,459
                        ----------      ----------      ----------      ----------      --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    4,491,518       5,225,526         811,677       1,160,413       168,494
                        ----------      ----------      ----------      ----------      --------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........    5,955,676       5,575,877       1,404,629       1,673,941       222,953
                        ----------      ----------      ----------      ----------      --------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....   $5,861,500      $5,492,405      $2,371,042      $1,671,492      $226,850
                        ==========      ==========      ==========      ==========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                      INVESCO V.I. GLOBAL INVESCO V.I. GLOBAL INVESCO V.I.   JANUS ASPEN      JANUS ASPEN
                          CORE EQUITY         HEALTH CARE      TECHNOLOGY  SERIES BALANCED SERIES ENTERPRISE
                             FUND                FUND             FUND        PORTFOLIO        PORTFOLIO
                      ------------------- ------------------- ------------ --------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...      $ 18,568            $ 16,947         $     --     $  234,762       $   53,842
 Expenses:
   Less:
    Asset-based
    charges..........        16,324              45,287           16,414        208,513          144,630
                           --------            --------         --------     ----------       ----------

NET INVESTMENT
 INCOME (LOSS).......         2,244             (28,340)         (16,414)        26,249          (90,788)
                           --------            --------         --------     ----------       ----------

REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
   Realized gain
    (loss) on
    investments......        50,952             223,945           85,100        (53,285)         896,723
   Realized gain
    distribution
    from the
    Portfolios.......            --                  --           77,235        875,081               --
                           --------            --------         --------     ----------       ----------
 Net realized gain
   (loss)............        50,952             223,945          162,335        821,796          896,723
                           --------            --------         --------     ----------       ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....       126,334             600,570           57,049      1,778,507        2,056,102
                           --------            --------         --------     ----------       ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........       177,286             824,515          219,384      2,600,303        2,952,825
                           --------            --------         --------     ----------       ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....      $179,530            $796,175         $202,970     $2,626,552       $2,862,037
                           ========            ========         ========     ==========       ==========

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                         JANUS ASPEN SERIES JANUS ASPEN SERIES  MFS(R)   MULTIMANAGER
                      JANUS ASPEN SERIES  GLOBAL RESEARCH        OVERSEAS      UTILITIES MULTI-SECTOR
                       FORTY PORTFOLIO       PORTFOLIO          PORTFOLIO       SERIES      BOND*
                      ------------------ ------------------ ------------------ --------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...     $   98,346         $   96,001         $  299,860     $130,131   $ 139,364
 Expenses:
   Less:
    Asset-based
    charges..........        208,381            108,257            168,884       93,427      76,166
                          ----------         ----------         ----------     --------   ---------

NET INVESTMENT
 INCOME (LOSS).......       (110,035)           (12,256)           130,976       36,704      63,198
                          ----------         ----------         ----------     --------   ---------

REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
   Realized gain
    (loss) on
    investments......        745,568            119,279           (337,527)     439,065     109,679
   Realized gain
    distribution
    from the
    Portfolios.......             --                 --                 --      103,893          --
                          ----------         ----------         ----------     --------   ---------
 Net realized gain
   (loss)............        745,568            119,279           (337,527)     542,958     109,679
                          ----------         ----------         ----------     --------   ---------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....      3,154,485          1,793,496          1,356,500      407,191    (298,356)
                          ----------         ----------         ----------     --------   ---------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........      3,900,053          1,912,775          1,018,973      950,149    (188,677)
                          ----------         ----------         ----------     --------   ---------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....     $3,790,018         $1,900,519         $1,149,949     $986,853   $(125,479)
                          ==========         ==========         ==========     ========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                  PIMCO
                      MULTIMANAGER OPPENHEIMER GLOBAL BOND            PROFUND VP
                       SMALL CAP     GLOBAL     PORTFOLIO   PROFUND  RISING RATES
                        GROWTH*      FUND/VA   (UNHEDGED)   VP BEAR  OPPORTUNITY
                      ------------ ----------- ----------- --------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $       --  $  120,267   $  91,141  $     --   $      --
 Expenses:
   Less:
    Asset-based
    charges..........     177,336     158,106     132,701     2,914       7,724
                       ----------  ----------   ---------  --------   ---------

NET INVESTMENT
 INCOME (LOSS).......    (177,336)    (37,839)    (41,560)   (2,914)     (7,724)
                       ----------  ----------   ---------  --------   ---------

REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
   Realized gain
    (loss) on
    investments......     159,977     413,823      16,702   (95,424)   (103,471)
   Realized gain
    distribution
    from the
    Portfolios.......          --          --      50,708        --          --
                       ----------  ----------   ---------  --------   ---------
 Net realized gain
   (loss)............     159,977     413,823      67,410   (95,424)   (103,471)
                       ----------  ----------   ---------  --------   ---------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   4,541,440   1,917,774    (951,704)   30,957     190,331
                       ----------  ----------   ---------  --------   ---------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........   4,701,417   2,331,597    (884,294)  (64,467)     86,860
                       ----------  ----------   ---------  --------   ---------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $4,524,081  $2,293,758   $(925,854) $(67,381)  $  79,136
                       ==========  ==========   =========  ========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                      PROFUND VP
                      ULTRABULL
                      ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $       --
 Expenses:
   Less:
    Asset-based
    charges..........     45,488
                      ----------

NET INVESTMENT
 INCOME (LOSS).......    (45,488)
                      ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......  1,139,516
                      ----------
   Realized gain
    distribution
    from the
    Portfolios.......    349,203
                      ----------
 Net realized gain
   (loss)............  1,488,719
                      ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    (59,391)
                      ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........  1,429,328
                      ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $1,383,840
                      ==========

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                       ALL ASSET
                                                                                                    GROWTH-ALT 20*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $     18,880  $    243,051
  Net realized gain (loss) on investments....................................................    2,150,036    (3,858,391)
  Change in unrealized appreciation (depreciation) of investments............................   13,602,043    17,318,792
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................   15,770,959    13,703,452
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      974,277     1,238,379
   Transfers between Variable Investment Options including guaranteed interest account, net..   (3,668,400)   (3,910,956)
   Redemptions for contract benefits and terminations........................................  (13,913,165)  (15,388,644)
   Contract maintenance charges..............................................................     (119,176)     (132,972)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowners transactions.....................  (16,726,464)  (18,194,193)
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................     (955,505)   (4,490,741)
NET ASSETS -- BEGINNING OF PERIOD............................................................  131,967,419   136,458,160
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $131,011,914  $131,967,419
                                                                                              ============  ============

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       66,417        85,338
  Redeemed...................................................................................     (571,748)     (748,731)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................     (505,331)     (663,393)
                                                                                              ============  ============

                                                                                                  AXA AGGRESSIVE
                                                                                                    ALLOCATION*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   22,694  $  (15,402)
  Net realized gain (loss) on investments....................................................    109,374     116,046
  Change in unrealized appreciation (depreciation) of investments............................    370,612     173,046
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    502,680     273,690
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     38,184      75,605
   Transfers between Variable Investment Options including guaranteed interest account, net..    (30,591)   (270,671)
   Redemptions for contract benefits and terminations........................................   (179,543)   (216,361)
   Contract maintenance charges..............................................................       (499)       (491)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (172,449)   (411,918)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    330,231    (138,228)
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,134,036   2,272,264
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,464,267  $2,134,036
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     11,907      12,122
  Redeemed...................................................................................    (29,952)    (61,663)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (18,045)    (49,541)
                                                                                              ==========  ==========

                                                                                                  AXA CONSERVATIVE
                                                                                                    ALLOCATION*
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (18,563) $   (29,147)
  Net realized gain (loss) on investments....................................................     78,262       49,535
  Change in unrealized appreciation (depreciation) of investments............................     44,424      132,579
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from operations......................................    104,123      152,967
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     29,624      198,294
   Transfers between Variable Investment Options including guaranteed interest account, net..   (267,108)     288,041
   Redemptions for contract benefits and terminations........................................   (666,372)  (1,641,504)
   Contract maintenance charges..............................................................       (545)        (662)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (904,401)  (1,155,831)
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (800,278)  (1,002,864)
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,037,712    5,040,576
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $3,237,434  $ 4,037,712
                                                                                              ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     17,539      112,501
  Redeemed...................................................................................   (100,562)    (219,725)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................    (83,023)    (107,224)
                                                                                              ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               AXA CONSERVATIVE-PLUS
                                                                                                    ALLOCATION*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   22,131  $  (19,631)
  Net realized gain (loss) on investments....................................................    145,466      74,353
  Change in unrealized appreciation (depreciation) of investments............................     17,486      94,600
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    185,083     149,322
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     90,811      31,156
   Transfers between Variable Investment Options including guaranteed interest account, net..  1,707,478    (305,291)
   Redemptions for contract benefits and terminations........................................   (199,518)   (631,972)
   Contract maintenance charges..............................................................       (448)       (578)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  1,598,323    (906,685)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,783,406    (757,363)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,991,925   2,749,288
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $3,775,331  $1,991,925
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................    213,188      38,112
  Redeemed...................................................................................    (69,714)   (128,322)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    143,474     (90,210)
                                                                                              ==========  ==========

                                                                                                    AXA MODERATE
                                                                                                     ALLOCATION*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $     1,158  $   (87,485)
  Net realized gain (loss) on investments....................................................     465,899      212,615
  Change in unrealized appreciation (depreciation) of investments............................     574,894      671,512
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   1,041,951      796,642
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     186,527      132,664
   Transfers between Variable Investment Options including guaranteed interest account, net..    (491,888)    (544,560)
   Redemptions for contract benefits and terminations........................................  (2,088,491)  (1,759,328)
   Contract maintenance charges..............................................................      (1,259)      (1,370)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,395,111)  (2,172,594)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,353,160)  (1,375,952)
NET ASSETS -- BEGINNING OF PERIOD............................................................  10,208,712   11,584,664
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 8,855,552  $10,208,712
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      33,787       74,289
  Redeemed...................................................................................    (267,734)    (300,327)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (233,947)    (226,038)
                                                                                              ===========  ===========

                                                                                                 AXA MODERATE-PLUS
                                                                                                    ALLOCATION*
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   35,708  $   (41,233)
  Net realized gain (loss) on investments....................................................    302,320       87,962
  Change in unrealized appreciation (depreciation) of investments............................    567,502      457,207
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from operations......................................    905,530      503,936
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    155,669      133,686
   Transfers between Variable Investment Options including guaranteed interest account, net..    671,839      (69,373)
   Redemptions for contract benefits and terminations........................................   (758,915)  (1,037,944)
   Contract maintenance charges..............................................................       (904)      (1,107)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................     67,689     (974,738)
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    973,219     (470,802)
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,933,285    5,404,087
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $5,906,504  $ 4,933,285
                                                                                              ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     97,171       54,076
  Redeemed...................................................................................    (89,925)    (163,030)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................      7,246     (108,954)
                                                                                              ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 DREYFUS STOCK INDEX
                                                                                                     FUND, INC.
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    71,614  $    92,719
  Net realized gain (loss) on investments....................................................     213,971      694,418
  Change in unrealized appreciation (depreciation) of investments............................   3,608,643    1,085,836
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   3,894,228    1,872,973
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     122,718      183,622
   Transfers between Variable Investment Options including guaranteed interest account, net..    (273,824)    (228,483)
   Redemptions for contract benefits and terminations........................................  (1,648,272)  (2,240,362)
   Contract maintenance charges..............................................................          --           --
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,799,378)  (2,285,223)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   2,094,850     (412,250)
NET ASSETS -- BEGINNING OF PERIOD............................................................  13,624,904   14,037,154
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $15,719,754  $13,624,904
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................      23,757       74,027
  Redeemed...................................................................................    (168,448)    (297,401)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (144,691)    (223,374)
                                                                                              ===========  ===========

                                                                                               EQ/ALLIANCEBERNSTEIN
                                                                                                 SMALL CAP GROWTH*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (28,581) $  (27,407)
  Net realized gain (loss) on investments....................................................    316,129     234,097
  Change in unrealized appreciation (depreciation) of investments............................    219,687      21,975
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    507,235     228,665
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     12,235      13,788
   Transfers between Variable Investment Options including guaranteed interest account, net..    (76,670)   (107,869)
   Redemptions for contract benefits and terminations........................................   (243,566)   (377,035)
   Contract maintenance charges..............................................................       (358)       (410)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (308,359)   (471,526)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    198,876    (242,861)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,568,288   1,811,149
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,767,164  $1,568,288
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      4,015       8,497
  Redeemed...................................................................................    (22,915)    (43,773)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (18,900)    (35,276)
                                                                                              ==========  ==========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                 EQ/BLACKROCK BASIC
                                                                                                   VALUE EQUITY*
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (4,893) $   (19,514)
  Net realized gain (loss) on investments....................................................    421,524       26,181
  Change in unrealized appreciation (depreciation) of investments............................  1,441,829      731,704
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from operations......................................  1,858,460      738,371
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    369,396       68,648
   Transfers between Variable Investment Options including guaranteed interest account, net..    (18,904)    (488,131)
   Redemptions for contract benefits and terminations........................................   (974,746)  (1,698,762)
   Contract maintenance charges..............................................................       (651)        (816)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (624,905)  (2,119,061)
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,233,555   (1,380,690)
NET ASSETS -- BEGINNING OF PERIOD............................................................  5,566,748    6,947,438
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $6,800,303  $ 5,566,748
                                                                                              ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................     54,104       23,040
  Redeemed...................................................................................   (102,434)    (217,262)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................    (48,330)    (194,222)
                                                                                              ==========  ===========

UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 EQ/BOSTON ADVISORS
                                                                                                   EQUITY INCOME*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    59,189  $    37,217
  Net realized gain (loss) on investments....................................................   1,367,527     (570,315)
  Change in unrealized appreciation (depreciation) of investments............................   2,159,287    2,505,823
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   3,586,003    1,972,725
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     214,344      157,868
   Transfers between Variable Investment Options including guaranteed interest account, net..    (531,229)    (300,177)
   Redemptions for contract benefits and terminations........................................  (1,605,170)  (2,216,421)
   Contract maintenance charges..............................................................      (1,359)      (1,544)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,923,414)  (2,360,274)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,662,589     (387,549)
NET ASSETS -- BEGINNING OF PERIOD............................................................  12,877,507   13,265,056
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $14,540,096  $12,877,507
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................     (10,395)        (288)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (10,395)        (288)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................      36,690       49,366
  Redeemed...................................................................................    (148,693)    (230,194)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (112,003)    (180,828)
                                                                                              ===========  ===========

                                                                                                EQ/CALVERT SOCIALLY
                                                                                                   RESPONSIBLE*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (10,507) $   (7,275)
  Net realized gain (loss) on investments....................................................     55,788      23,774
  Change in unrealized appreciation (depreciation) of investments............................    407,277     204,320
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    452,558     220,819
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      8,283      14,128
   Transfers between Variable Investment Options including guaranteed interest account, net..    (55,022)    (71,082)
   Redemptions for contract benefits and terminations........................................   (150,792)   (208,194)
   Contract maintenance charges..............................................................       (175)       (179)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (197,706)   (265,327)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    254,852     (44,508)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,481,397   1,525,905
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,736,249  $1,481,397
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      2,902       1,947
  Redeemed...................................................................................    (18,954)    (24,911)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (16,052)    (22,964)
                                                                                              ==========  ==========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................        374       3,808
  Redeemed...................................................................................     (5,025)    (13,210)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (4,651)     (9,402)
                                                                                              ==========  ==========

                                                                                                EQ/CAPITAL GUARDIAN
                                                                                                     RESEARCH*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (5,635) $  (30,142)
  Net realized gain (loss) on investments....................................................    155,200     147,084
  Change in unrealized appreciation (depreciation) of investments............................  1,134,399     583,926
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................  1,283,964     700,868
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     61,623      87,499
   Transfers between Variable Investment Options including guaranteed interest account, net..   (102,100)     33,490
   Redemptions for contract benefits and terminations........................................   (644,315)   (990,792)
   Contract maintenance charges..............................................................       (811)       (986)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (685,603)   (870,789)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    598,361    (169,921)
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,661,609   4,831,530
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $5,259,970  $4,661,609
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     28,117      26,512
  Redeemed...................................................................................    (82,366)    (97,964)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (54,249)    (71,452)
                                                                                              ==========  ==========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                                 EQ/CORE BOND INDEX*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (131,050) $   (62,118)
  Net realized gain (loss) on investments....................................................     (79,131)    (436,544)
  Change in unrealized appreciation (depreciation) of investments............................    (840,555)   1,223,472
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  (1,050,736)     724,810
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     301,797      353,965
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,469,734)  (1,343,040)
   Redemptions for contract benefits and terminations........................................  (5,735,103)  (8,180,884)
   Contract maintenance charges..............................................................      (9,885)     (12,483)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (6,912,925)  (9,182,442)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........          --        1,100
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (7,963,661)  (8,456,532)
NET ASSETS -- BEGINNING OF PERIOD............................................................  38,489,290   46,945,822
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $30,525,629  $38,489,290
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      59,249       95,080
  Redeemed...................................................................................    (597,105)    (805,906)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (537,856)    (710,826)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                  EQ/EQUITY GROWTH
                                                                                                       PLUS*
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (61,215) $   (52,122)
  Net realized gain (loss) on investments....................................................     77,649      (25,452)
  Change in unrealized appreciation (depreciation) of investments............................  1,861,549      910,095
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from operations......................................  1,877,983      832,521
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    276,282       68,508
   Transfers between Variable Investment Options including guaranteed interest account, net..   (274,591)    (229,382)
   Redemptions for contract benefits and terminations........................................   (879,606)    (844,600)
   Contract maintenance charges..............................................................         --           --
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (877,915)  (1,005,474)
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........         --           --
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,000,068     (172,953)
NET ASSETS -- BEGINNING OF PERIOD............................................................  6,578,477    6,751,430
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $7,578,545  $ 6,578,477
                                                                                              ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................     22,900        9,089
  Redeemed...................................................................................    (92,074)    (100,192)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................    (69,174)     (91,103)
                                                                                              ==========  ===========

                                                                                                  EQ/GAMCO MERGERS
                                                                                                 AND ACQUISITIONS*
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (33,558) $   (53,208)
  Net realized gain (loss) on investments....................................................    183,428       75,037
  Change in unrealized appreciation (depreciation) of investments............................     96,869      102,342
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from operations......................................    246,739      124,171
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     80,367       37,001
   Transfers between Variable Investment Options including guaranteed interest account, net..   (132,224)    (534,326)
   Redemptions for contract benefits and terminations........................................   (505,785)    (681,060)
   Contract maintenance charges..............................................................       (231)        (300)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (557,873)  (1,178,685)
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........         --           --
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (311,134)  (1,054,514)
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,961,888    4,016,402
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $2,650,754  $ 2,961,888
                                                                                              ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................     11,031        8,756
  Redeemed...................................................................................    (49,314)     (95,165)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................    (38,283)     (86,409)
                                                                                              ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                EQ/GAMCO SMALL COMPANY
                                                                                                        VALUE*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,404,849) $   (211,064)
  Net realized gain (loss) on investments....................................................   18,287,105    11,636,501
  Change in unrealized appreciation (depreciation) of investments............................   23,789,794     6,424,861
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................   40,672,050    17,850,298
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    1,408,067       906,615
   Transfers between Variable Investment Options including guaranteed interest account, net..   (4,927,479)   (4,376,026)
   Redemptions for contract benefits and terminations........................................  (15,623,409)  (16,005,550)
   Contract maintenance charges..............................................................      (51,189)      (53,976)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowners transactions.....................  (19,194,010)  (19,528,937)
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   21,478,040    (1,678,639)
NET ASSETS -- BEGINNING OF PERIOD............................................................  117,586,946   119,265,585
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $139,064,986  $117,586,946
                                                                                              ============  ============

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============

UNIT ACTIVITY CLASS B
  Issued.....................................................................................       76,688        61,892
  Redeemed...................................................................................     (379,670)     (548,629)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................     (302,982)     (486,737)
                                                                                              ============  ============

                                                                                                  EQ/GLOBAL MULTI-
                                                                                                   SECTOR EQUITY*
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (37,260) $   (20,633)
  Net realized gain (loss) on investments....................................................    114,184     (779,835)
  Change in unrealized appreciation (depreciation) of investments............................    570,300    1,449,977
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from operations......................................    647,224      649,509
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     57,720       61,644
   Transfers between Variable Investment Options including guaranteed interest account, net..   (167,128)    (216,794)
   Redemptions for contract benefits and terminations........................................   (737,177)  (1,397,591)
   Contract maintenance charges..............................................................       (777)        (968)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (847,362)  (1,553,709)
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (200,138)    (904,200)
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,007,027    4,911,227
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $3,806,889  $ 4,007,027
                                                                                              ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      5,089        8,376
  Redeemed...................................................................................    (36,437)     (73,774)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................    (31,348)     (65,398)
                                                                                              ==========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========

                                                                                                   EQ/INTERMEDIATE
                                                                                                  GOVERNMENT BOND*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (222,542) $  (271,949)
  Net realized gain (loss) on investments....................................................     193,202      327,185
  Change in unrealized appreciation (depreciation) of investments............................    (508,787)    (168,601)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................    (538,127)    (113,365)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      84,647      119,774
   Transfers between Variable Investment Options including guaranteed interest account, net..    (863,678)    (696,972)
   Redemptions for contract benefits and terminations........................................  (2,911,004)  (3,444,105)
   Contract maintenance charges..............................................................      (3,842)      (4,869)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (3,693,877)  (4,026,172)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (4,232,004)  (4,139,537)
NET ASSETS -- BEGINNING OF PERIOD............................................................  19,466,984   23,606,521
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $15,234,980  $19,466,984
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      40,225       59,359
  Redeemed...................................................................................    (318,989)    (372,708)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (278,764)    (313,349)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                    EQ/LARGE CAP
                                                                                                    VALUE INDEX*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (21,638) $    26,314
  Net realized gain (loss) on investments....................................................     124,939     (496,610)
  Change in unrealized appreciation (depreciation) of investments............................   3,226,073    2,329,627
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   3,329,374    1,859,331
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     171,046      143,664
   Transfers between Variable Investment Options including guaranteed interest account, net..    (527,104)    (390,710)
   Redemptions for contract benefits and terminations........................................  (1,836,382)  (3,227,562)
   Contract maintenance charges..............................................................      (2,035)      (2,383)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,194,475)  (3,476,991)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,134,899   (1,617,660)
NET ASSETS -- BEGINNING OF PERIOD............................................................  12,281,866   13,899,526
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $13,416,765  $12,281,866
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      19,884       33,508
  Redeemed...................................................................................    (168,110)    (316,444)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (148,226)    (282,936)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                    EQ/LARGE CAP
                                                                                                    VALUE PLUS*
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (17,610) $     1,214
  Net realized gain (loss) on investments....................................................   (162,824)    (633,511)
  Change in unrealized appreciation (depreciation) of investments............................  1,260,780    1,239,353
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from operations......................................  1,080,346      607,056
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     12,258       20,811
   Transfers between Variable Investment Options including guaranteed interest account, net..   (108,582)    (163,176)
   Redemptions for contract benefits and terminations........................................   (606,578)  (1,339,346)
   Contract maintenance charges..............................................................     (1,772)      (2,035)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (704,674)  (1,483,746)
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    375,672     (876,690)
NET ASSETS -- BEGINNING OF PERIOD............................................................  3,837,958    4,714,648
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $4,213,630  $ 3,837,958
                                                                                              ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      3,003        4,688
  Redeemed...................................................................................    (30,501)     (71,079)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................    (27,498)     (66,391)
                                                                                              ==========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========

                                                                                                EQ/MFS INTERNATIONAL
                                                                                                       GROWTH*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (51,679) $   (43,138)
  Net realized gain (loss) on investments....................................................     280,575       39,488
  Change in unrealized appreciation (depreciation) of investments............................   1,146,954    1,984,702
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   1,375,850    1,981,052
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     228,088      211,867
   Transfers between Variable Investment Options including guaranteed interest account, net..    (596,691)    (367,045)
   Redemptions for contract benefits and terminations........................................  (1,268,953)  (1,342,673)
   Contract maintenance charges..............................................................      (5,233)      (5,830)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,642,789)  (1,503,681)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (266,939)     477,371
NET ASSETS -- BEGINNING OF PERIOD............................................................  12,053,958   11,576,587
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $11,787,019  $12,053,958
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................      29,219       23,932
  Redeemed...................................................................................    (124,126)    (124,630)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (94,907)    (100,698)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  EQ/MID CAP INDEX*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (99,732) $   (84,349)
  Net realized gain (loss) on investments....................................................     361,228     (306,368)
  Change in unrealized appreciation (depreciation) of investments............................   2,462,654    1,887,175
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   2,724,150    1,496,458
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     172,596      106,061
   Transfers between Variable Investment Options including guaranteed interest account, net..    (138,750)    (509,077)
   Redemptions for contract benefits and terminations........................................  (1,517,511)  (2,336,225)
   Contract maintenance charges..............................................................      (2,031)      (2,249)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,485,696)  (2,741,490)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,238,454   (1,245,032)
NET ASSETS -- BEGINNING OF PERIOD............................................................   9,655,456   10,900,488
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $10,893,910  $ 9,655,456
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      27,627       19,005
  Redeemed...................................................................................    (113,966)    (209,635)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (86,339)    (190,630)
                                                                                              ===========  ===========

                                                                                               EQ/MID CAP VALUE PLUS*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (183,371) $   (77,897)
  Net realized gain (loss) on investments....................................................     140,835   (1,942,809)
  Change in unrealized appreciation (depreciation) of investments............................   4,556,135    4,700,676
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   4,513,599    2,679,970
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     240,448      201,424
   Transfers between Variable Investment Options including guaranteed interest account, net..    (590,064)  (1,178,225)
   Redemptions for contract benefits and terminations........................................  (2,824,697)  (3,451,544)
   Contract maintenance charges..............................................................      (2,542)      (2,897)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (3,176,855)  (4,431,242)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........          --            5
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,336,744   (1,751,267)
NET ASSETS -- BEGINNING OF PERIOD............................................................  15,877,868   17,629,135
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $17,214,612  $15,877,868
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      43,555       31,991
  Redeemed...................................................................................    (237,087)    (364,790)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (193,532)    (332,799)
                                                                                              ===========  ===========

                                                                                                   EQ/MONEY MARKET*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (356,107) $   (452,322)
  Net realized gain (loss) on investments....................................................         (302)       (1,229)
  Change in unrealized appreciation (depreciation) of investments............................          474         1,481
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................     (355,935)     (452,070)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    3,942,275     4,591,108
   Transfers between Variable Investment Options including guaranteed interest account, net..    3,987,754     8,029,392
   Redemptions for contract benefits and terminations........................................  (13,651,864)  (17,898,155)
   Contract maintenance charges..............................................................       (9,803)      (11,952)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowners transactions.....................   (5,731,638)   (5,289,607)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........           --            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (6,087,573)   (5,741,677)
NET ASSETS -- BEGINNING OF PERIOD............................................................   27,861,552    33,603,229
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $ 21,773,979  $ 27,861,552
                                                                                              ============  ============

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................    1,588,501     1,850,415
  Redeemed...................................................................................   (2,149,805)   (2,364,094)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................     (561,304)     (513,679)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                     EQ/MONTAG &
                                                                                                  CALDWELL GROWTH*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (321,908) $  (326,081)
  Net realized gain (loss) on investments....................................................   8,338,290      312,914
  Change in unrealized appreciation (depreciation) of investments............................   3,520,764    5,496,167
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  11,537,146    5,483,000
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     891,395      698,101
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,579,720)  (1,812,453)
   Redemptions for contract benefits and terminations........................................  (6,069,278)  (8,027,306)
   Contract maintenance charges..............................................................      (3,309)      (3,898)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (6,760,912)  (9,145,556)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   4,776,234   (3,662,556)
NET ASSETS -- BEGINNING OF PERIOD............................................................  48,384,462   52,047,018
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $53,160,696  $48,384,462
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     109,248      147,725
  Redeemed...................................................................................    (601,867)    (912,732)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (492,619)    (765,007)
                                                                                              ===========  ===========

                                                                                                  EQ/MORGAN STANLEY
                                                                                                   MID CAP GROWTH*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (182,055) $  (153,577)
  Net realized gain (loss) on investments....................................................   1,435,738      996,603
  Change in unrealized appreciation (depreciation) of investments............................   2,328,094      138,519
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   3,581,777      981,545
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     161,646      234,451
   Transfers between Variable Investment Options including guaranteed interest account, net..    (524,955)  (1,088,084)
   Redemptions for contract benefits and terminations........................................  (2,426,384)  (2,623,297)
   Contract maintenance charges..............................................................      (1,704)      (1,981)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,791,397)  (3,478,911)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     790,380   (2,497,366)
NET ASSETS -- BEGINNING OF PERIOD............................................................  11,372,296   13,869,662
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $12,162,676  $11,372,296
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      35,020       68,973
  Redeemed...................................................................................    (227,868)    (337,284)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (192,848)    (268,311)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                   EQ/PIMCO ULTRA
                                                                                                     SHORT BOND*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (61,182) $  (102,527)
  Net realized gain (loss) on investments....................................................      35,015      (82,319)
  Change in unrealized appreciation (depreciation) of investments............................     (69,856)     185,591
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................     (96,023)         745
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      55,958      411,691
   Transfers between Variable Investment Options including guaranteed interest account, net..    (652,237)     (35,249)
   Redemptions for contract benefits and terminations........................................  (1,645,671)  (3,236,581)
   Contract maintenance charges..............................................................        (961)      (1,488)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,242,911)  (2,861,627)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (2,338,934)  (2,860,882)
NET ASSETS -- BEGINNING OF PERIOD............................................................   7,804,978   10,665,860
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 5,466,044  $ 7,804,978
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      16,630      100,287
  Redeemed...................................................................................    (205,237)    (339,543)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (188,607)    (239,256)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                     EQ/QUALITY
                                                                                                     BOND PLUS*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (91,711) $   (87,897)
  Net realized gain (loss) on investments....................................................    (238,941)    (263,272)
  Change in unrealized appreciation (depreciation) of investments............................      (5,978)     509,412
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................    (336,630)     158,243
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      67,767      698,949
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,120,249)    (764,173)
   Redemptions for contract benefits and terminations........................................  (1,284,609)  (2,109,912)
   Contract maintenance charges..............................................................      (2,902)      (3,676)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,339,993)  (2,178,812)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (2,676,623)  (2,020,569)
NET ASSETS -- BEGINNING OF PERIOD............................................................  10,715,607   12,736,176
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 8,038,984  $10,715,607
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      24,056       63,884
  Redeemed...................................................................................    (156,048)    (186,831)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (131,992)    (122,947)
                                                                                              ===========  ===========

                                                                                                     EQ/SMALL
                                                                                                  COMPANY INDEX*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (24,883) $   (7,910)
  Net realized gain (loss) on investments....................................................    370,420    (110,800)
  Change in unrealized appreciation (depreciation) of investments............................    740,504     604,782
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................  1,086,041     486,072
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     55,707      52,602
   Transfers between Variable Investment Options including guaranteed interest account, net..   (184,878)   (108,869)
   Redemptions for contract benefits and terminations........................................   (698,909)   (879,225)
   Contract maintenance charges..............................................................       (830)       (977)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (828,910)   (936,469)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    257,131    (450,397)
NET ASSETS -- BEGINNING OF PERIOD............................................................  3,417,881   3,868,278
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $3,675,012  $3,417,881
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      4,831      10,426
  Redeemed...................................................................................    (38,010)    (59,356)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (33,179)    (48,930)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                  EQ/T. ROWE PRICE
                                                                                                    GROWTH STOCK*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (516,087) $  (499,346)
  Net realized gain (loss) on investments....................................................   2,878,310    2,461,630
  Change in unrealized appreciation (depreciation) of investments............................  10,196,583    4,175,115
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  12,558,806    6,137,399
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     430,136      430,164
   Transfers between Variable Investment Options including guaranteed interest account, net..    (835,490)    (926,402)
   Redemptions for contract benefits and terminations........................................  (4,597,345)  (4,495,826)
   Contract maintenance charges..............................................................     (26,427)     (28,742)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (5,029,126)  (5,020,806)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   7,529,680    1,116,593
NET ASSETS -- BEGINNING OF PERIOD............................................................  37,345,087   36,228,494
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $44,874,767  $37,345,087
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      44,665       38,476
  Redeemed...................................................................................    (226,385)    (293,473)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (181,720)    (254,997)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/UBS GROWTH &
                                                                                                       INCOME*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (94,176) $  (125,753)
  Net realized gain (loss) on investments....................................................   1,464,158    1,388,191
  Change in unrealized appreciation (depreciation) of investments............................   4,491,518      973,781
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   5,861,500    2,236,219
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     516,588      224,692
   Transfers between Variable Investment Options including guaranteed interest account, net..    (575,523)  (1,203,926)
   Redemptions for contract benefits and terminations........................................  (2,300,964)  (3,477,887)
   Contract maintenance charges..............................................................        (824)        (968)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,360,723)  (4,458,089)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   3,500,777   (2,221,870)
NET ASSETS -- BEGINNING OF PERIOD............................................................  18,291,921   20,513,791
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $21,792,698  $18,291,921
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      58,494       68,842
  Redeemed...................................................................................    (224,962)    (451,637)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (166,468)    (382,795)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                   FIDELITY(R) VIP
                                                                                               CONTRAFUND(R) PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (83,472) $   (33,259)
  Net realized gain (loss) on investments....................................................     350,351     (444,442)
  Change in unrealized appreciation (depreciation) of investments............................   5,225,526    3,438,838
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   5,492,405    2,961,137
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     771,758      402,749
   Transfers between Variable Investment Options including guaranteed interest account, net..    (803,671)  (1,368,970)
   Redemptions for contract benefits and terminations........................................  (2,693,285)  (2,861,519)
   Contract maintenance charges..............................................................          --           --
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,725,198)  (3,827,740)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   2,767,207     (866,603)
NET ASSETS -- BEGINNING OF PERIOD............................................................  19,985,623   20,852,226
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $22,752,830  $19,985,623
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................      70,817       61,601
  Redeemed...................................................................................    (220,956)    (308,100)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (150,139)    (246,499)
                                                                                              ===========  ===========

                                                                                                   FRANKLIN INCOME
                                                                                                   SECURITIES FUND
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   966,413  $ 1,039,043
  Net realized gain (loss) on investments....................................................     592,952   (1,070,128)
  Change in unrealized appreciation (depreciation) of investments............................     811,677    2,333,303
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   2,371,042    2,302,218
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     721,868      497,953
   Transfers between Variable Investment Options including guaranteed interest account, net..    (493,185)    (481,558)
   Redemptions for contract benefits and terminations........................................  (3,184,763)  (5,679,729)
   Contract maintenance charges..............................................................      (2,781)      (3,384)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,958,861)  (5,666,718)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (587,819)  (3,364,500)
NET ASSETS -- BEGINNING OF PERIOD............................................................  21,037,517   24,402,017
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $20,449,698  $21,037,517
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS 2
  Issued.....................................................................................      77,384       93,049
  Redeemed...................................................................................    (232,764)    (425,921)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (155,380)    (332,872)
                                                                                              ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   FRANKLIN RISING
                                                                                                DIVIDENDS SECURITIES
                                                                                                        FUND
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    (2,449) $     2,242
  Net realized gain (loss) on investments....................................................     513,528      157,566
  Change in unrealized appreciation (depreciation) of investments............................   1,160,413      520,086
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   1,671,492      679,894
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     439,036      137,970
   Transfers between Variable Investment Options including guaranteed interest account, net..     450,852     (297,496)
   Redemptions for contract benefits and terminations........................................  (1,210,014)  (1,591,780)
   Contract maintenance charges..............................................................        (770)        (811)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................    (320,896)  (1,752,117)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,350,596   (1,072,223)
NET ASSETS -- BEGINNING OF PERIOD............................................................   6,208,837    7,281,060
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 7,559,433  $ 6,208,837
                                                                                              ===========  ===========
CHANGES IN UNITS:

UNIT ACTIVITY CLASS 2
  Issued.....................................................................................      75,946       46,527
  Redeemed...................................................................................     (93,177)    (157,564)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (17,231)    (111,037)
                                                                                              ===========  ===========

UNIT ACTIVITY SERIES I
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                              INVESCO V.I. DIVERSIFIED DIVIDEND
                                                                                                      FUND
                                                                                              --------------------------------
                                                                                                2013              2012
                                                                                                 --------         ---------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  3,897         $     824
  Net realized gain (loss) on investments....................................................   54,459           (53,779)
  Change in unrealized appreciation (depreciation) of investments............................  168,494           158,230
                                                                                                 --------         ---------

  Net increase (decrease) in net assets from operations......................................  226,850           105,275
                                                                                                 --------         ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   13,867            23,745
   Transfers between Variable Investment Options including guaranteed interest account, net..   52,582           138,368
   Redemptions for contract benefits and terminations........................................  (99,645)         (125,856)
   Contract maintenance charges..............................................................     (100)             (105)
                                                                                                 --------         ---------

  Net increase (decrease) in net assets from contractowners transactions.....................  (33,296)           36,152
                                                                                                 --------         ---------

INCREASE (DECREASE) IN NET ASSETS............................................................  193,554           141,427
NET ASSETS -- BEGINNING OF PERIOD............................................................  794,440           653,013
                                                                                                 --------         ---------

NET ASSETS -- END OF PERIOD.................................................................. $987,994         $ 794,440
                                                                                                 ========         =========
CHANGES IN UNITS:

UNIT ACTIVITY CLASS 2
  Issued.....................................................................................       --                --
  Redeemed...................................................................................       --                --
                                                                                                 --------         ---------
  Net Increase (Decrease)....................................................................       --                --
                                                                                                 ========         =========

UNIT ACTIVITY SERIES I
  Issued.....................................................................................   15,034            35,515
  Redeemed...................................................................................  (19,433)          (32,067)
                                                                                                 --------         ---------
  Net Increase (Decrease)....................................................................   (4,399)            3,448
                                                                                                 ========         =========

                                                                                               INVESCO V.I. GLOBAL
                                                                                                 CORE EQUITY FUND
                                                                                              ---------------------
                                                                                                 2013       2012
                                                                                              ---------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   2,244  $    7,653
  Net realized gain (loss) on investments....................................................    50,952     (92,304)
  Change in unrealized appreciation (depreciation) of investments............................   126,334     226,937
                                                                                              ---------  ----------

  Net increase (decrease) in net assets from operations......................................   179,530     142,286
                                                                                              ---------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    19,630      17,793
   Transfers between Variable Investment Options including guaranteed interest account, net..   (36,188)   (128,290)
   Redemptions for contract benefits and terminations........................................  (180,101)   (585,255)
   Contract maintenance charges..............................................................      (202)       (274)
                                                                                              ---------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (196,861)   (696,026)
                                                                                              ---------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (17,331)   (553,740)
NET ASSETS -- BEGINNING OF PERIOD............................................................   968,786   1,522,526
                                                                                              ---------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $ 951,455  $  968,786
                                                                                              =========  ==========
CHANGES IN UNITS:

UNIT ACTIVITY CLASS 2
  Issued.....................................................................................        --          --
  Redeemed...................................................................................        --          --
                                                                                              ---------  ----------
  Net Increase (Decrease)....................................................................        --          --
                                                                                              =========  ==========

UNIT ACTIVITY SERIES I
  Issued.....................................................................................     2,670       5,929
  Redeemed...................................................................................   (19,494)    (75,912)
                                                                                              ---------  ----------
  Net Increase (Decrease)....................................................................   (16,824)    (69,983)
                                                                                              =========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                INVESCO V.I. GLOBAL
                                                                                                 HEALTH CARE FUND
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (28,340) $  (39,563)
  Net realized gain (loss) on investments....................................................    223,945     137,452
  Change in unrealized appreciation (depreciation) of investments............................    600,570     261,340
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    796,175     359,229
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     32,121       9,749
   Transfers between Variable Investment Options including guaranteed interest account, net..     53,531     214,548
   Redemptions for contract benefits and terminations........................................   (432,057)   (374,916)
   Contract maintenance charges..............................................................       (350)       (351)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (346,755)   (150,970)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    449,420     208,259
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,236,545   2,028,286
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,685,965  $2,236,545
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERIES I
  Issued.....................................................................................      9,759      25,786
  Redeemed...................................................................................    (30,344)    (38,219)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (20,585)    (12,433)
                                                                                              ==========  ==========

                                                                                                   INVESCO V.I.
                                                                                                  TECHNOLOGY FUND
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (16,414) $  (19,310)
  Net realized gain (loss) on investments....................................................    162,335      71,366
  Change in unrealized appreciation (depreciation) of investments............................     57,049      55,838
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    202,970     107,894
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     17,184      11,306
   Transfers between Variable Investment Options including guaranteed interest account, net..    (24,179)     25,219
   Redemptions for contract benefits and terminations........................................   (349,373)   (151,703)
   Contract maintenance charges..............................................................       (159)       (198)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (356,527)   (115,376)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (153,557)     (7,482)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,136,173   1,143,655
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $  982,616  $1,136,173
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERIES I
  Issued.....................................................................................      8,763      12,001
  Redeemed...................................................................................    (41,756)    (23,317)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (32,993)    (11,316)
                                                                                              ==========  ==========

                                                                                                 JANUS ASPEN SERIES
                                                                                                 BALANCED PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    26,249  $   224,529
  Net realized gain (loss) on investments....................................................     821,796    1,229,037
  Change in unrealized appreciation (depreciation) of investments............................   1,778,507      362,766
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   2,626,552    1,816,332
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     149,661      272,545
   Transfers between Variable Investment Options including guaranteed interest account, net..    (181,071)    (994,951)
   Redemptions for contract benefits and terminations........................................  (1,875,574)  (1,973,997)
   Contract maintenance charges..............................................................          --           --
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,906,984)  (2,696,403)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     719,568     (880,071)
NET ASSETS -- BEGINNING OF PERIOD............................................................  14,891,842   15,771,913
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $15,611,410  $14,891,842
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................      20,784       60,388
  Redeemed...................................................................................    (119,497)    (220,180)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (98,713)    (159,792)
                                                                                              ===========  ===========
UNIT ACTIVITY SERIES I
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 JANUS ASPEN SERIES
                                                                                                ENTERPRISE PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (90,788) $  (137,873)
  Net realized gain (loss) on investments....................................................     896,723    1,023,878
  Change in unrealized appreciation (depreciation) of investments............................   2,056,102      595,601
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   2,862,037    1,481,606
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     145,547      237,838
   Transfers between Variable Investment Options including guaranteed interest account, net..    (222,959)    (387,204)
   Redemptions for contract benefits and terminations........................................  (1,258,647)  (1,205,628)
   Contract maintenance charges..............................................................          --           --
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,336,059)  (1,354,994)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,525,978      126,612
NET ASSETS -- BEGINNING OF PERIOD............................................................  10,003,780    9,877,168
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $11,529,758  $10,003,780
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................      18,691       29,831
  Redeemed...................................................................................    (115,407)    (147,099)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (96,716)    (117,268)
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                 JANUS ASPEN SERIES
                                                                                                   FORTY PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (110,035) $  (117,540)
  Net realized gain (loss) on investments....................................................     745,568      594,989
  Change in unrealized appreciation (depreciation) of investments............................   3,154,485    2,519,568
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   3,790,018    2,997,017
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     172,237      253,333
   Transfers between Variable Investment Options including guaranteed interest account, net..    (569,621)    (444,149)
   Redemptions for contract benefits and terminations........................................  (2,105,095)  (2,471,042)
   Contract maintenance charges..............................................................        (782)        (938)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,503,261)  (2,662,796)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,286,757      334,221
NET ASSETS -- BEGINNING OF PERIOD............................................................  14,425,554   14,091,333
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $15,712,311  $14,425,554
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................       6,606       39,539
  Redeemed...................................................................................     (97,986)    (142,002)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (91,380)    (102,463)
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................      12,302       22,579
  Redeemed...................................................................................     (67,493)     (99,884)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (55,191)     (77,305)
                                                                                              ===========  ===========

                                                                                              JANUS ASPEN SERIES GLOBAL
                                                                                                 RESEARCH PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (12,256) $   (38,832)
  Net realized gain (loss) on investments....................................................     119,279      137,813
  Change in unrealized appreciation (depreciation) of investments............................   1,793,496    1,218,023
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   1,900,519    1,317,004
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     288,298      199,800
   Transfers between Variable Investment Options including guaranteed interest account, net..    (230,960)    (336,188)
   Redemptions for contract benefits and terminations........................................  (1,007,846)  (1,196,320)
   Contract maintenance charges..............................................................          --           --
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................    (950,508)  (1,332,708)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     950,011      (15,704)
NET ASSETS -- BEGINNING OF PERIOD............................................................   7,657,826    7,673,530
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 8,607,837  $ 7,657,826
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................      34,078       33,047
  Redeemed...................................................................................    (127,449)    (187,850)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (93,371)    (154,803)
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 JANUS ASPEN SERIES
                                                                                                 OVERSEAS PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   130,976  $  (134,565)
  Net realized gain (loss) on investments....................................................    (337,527)    (309,529)
  Change in unrealized appreciation (depreciation) of investments............................   1,356,500    1,803,255
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   1,149,949    1,359,161
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     138,322      120,454
   Transfers between Variable Investment Options including guaranteed interest account, net..    (747,498)    (540,071)
   Redemptions for contract benefits and terminations........................................  (1,885,824)  (3,007,224)
   Contract maintenance charges..............................................................      (2,709)      (3,414)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,497,709)  (3,430,255)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,347,760)  (2,071,094)
NET ASSETS -- BEGINNING OF PERIOD............................................................  10,923,523   12,994,617
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 9,575,763  $10,923,523
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................      13,627       22,147
  Redeemed...................................................................................    (126,671)    (190,204)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (113,044)    (168,057)
                                                                                              ===========  ===========

                                                                                               MFS(R) UTILITIES SERIES
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    36,704  $   296,080
  Net realized gain (loss) on investments....................................................     542,958     (131,538)
  Change in unrealized appreciation (depreciation) of investments............................     407,191      490,045
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................     986,853      654,587
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     141,666       55,692
   Transfers between Variable Investment Options including guaranteed interest account, net..    (637,853)     (77,908)
   Redemptions for contract benefits and terminations........................................    (702,919)  (1,280,603)
   Contract maintenance charges..............................................................      (1,039)      (1,140)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,200,145)  (1,303,959)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (213,292)    (649,372)
NET ASSETS -- BEGINNING OF PERIOD............................................................   5,683,783    6,333,155
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 5,470,491  $ 5,683,783
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................      11,032       16,645
  Redeemed...................................................................................     (49,026)     (65,252)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (37,994)     (48,607)
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                              MULTIMANAGER MULTI-SECTOR
                                                                                                        BOND*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    63,198  $    23,409
  Net realized gain (loss) on investments....................................................     109,679     (202,176)
  Change in unrealized appreciation (depreciation) of investments............................    (298,356)     393,122
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................    (125,479)     214,355
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      88,043       71,547
   Transfers between Variable Investment Options including guaranteed interest account, net..    (216,410)    (142,773)
   Redemptions for contract benefits and terminations........................................  (1,191,222)  (1,456,556)
   Contract maintenance charges..............................................................        (888)      (1,259)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,320,477)  (1,529,041)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,445,956)  (1,314,686)
NET ASSETS -- BEGINNING OF PERIOD............................................................   5,266,875    6,581,561
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 3,820,919  $ 5,266,875
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      21,140       23,500
  Redeemed...................................................................................    (121,850)    (141,077)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (100,710)    (117,577)
                                                                                              ===========  ===========
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               MULTIMANAGER SMALL CAP
                                                                                                       GROWTH*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (177,336) $  (173,750)
  Net realized gain (loss) on investments....................................................     159,977     (495,663)
  Change in unrealized appreciation (depreciation) of investments............................   4,541,440    1,832,524
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   4,524,081    1,163,111
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     159,204      181,117
   Transfers between Variable Investment Options including guaranteed interest account, net..    (432,895)    (725,295)
   Redemptions for contract benefits and terminations........................................  (1,416,076)  (2,393,686)
   Contract maintenance charges..............................................................      (1,257)      (1,317)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,691,024)  (2,939,181)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   2,833,057   (1,776,070)
NET ASSETS -- BEGINNING OF PERIOD............................................................  10,658,120   12,434,190
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $13,491,177  $10,658,120
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................      21,367       27,724
  Redeemed...................................................................................    (125,636)    (254,400)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (104,269)    (226,676)
                                                                                              ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                 OPPENHEIMER GLOBAL
                                                                                                       FUND/VA
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (37,839) $    34,803
  Net realized gain (loss) on investments....................................................     413,823     (297,652)
  Change in unrealized appreciation (depreciation) of investments............................   1,917,774    2,012,764
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   2,293,758    1,749,915
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     241,981      202,399
   Transfers between Variable Investment Options including guaranteed interest account, net..      26,484     (100,291)
   Redemptions for contract benefits and terminations........................................  (1,729,061)  (2,429,583)
   Contract maintenance charges..............................................................      (1,284)      (1,462)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,461,880)  (2,328,937)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     831,878     (579,022)
NET ASSETS -- BEGINNING OF PERIOD............................................................   9,819,075   10,398,097
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $10,650,953  $ 9,819,075
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................      39,291       33,976
  Redeemed...................................................................................    (100,031)    (155,126)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (60,740)    (121,150)
                                                                                              ===========  ===========

                                                                                                  PIMCO GLOBAL BOND
                                                                                                PORTFOLIO (UNHEDGED)
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (41,560) $     4,770
  Net realized gain (loss) on investments....................................................      67,410      888,709
  Change in unrealized appreciation (depreciation) of investments............................    (951,704)    (331,381)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................    (925,854)     562,098
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     118,613      262,964
   Transfers between Variable Investment Options including guaranteed interest account, net..    (339,961)     362,486
   Redemptions for contract benefits and terminations........................................  (1,984,846)  (2,491,009)
   Contract maintenance charges..............................................................      (1,189)      (1,697)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,207,383)  (1,867,256)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (3,133,237)  (1,305,158)
NET ASSETS -- BEGINNING OF PERIOD............................................................  10,271,172   11,576,330
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 7,137,935  $10,271,172
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued.....................................................................................      29,368       81,366
  Redeemed...................................................................................    (145,558)    (175,676)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (116,190)     (94,310)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                                PROFUND VP BEAR
                                                                                              -------------------
                                                                                                 2013      2012
                                                                                              ---------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (2,914) $ (3,279)
  Net realized gain (loss) on investments....................................................   (95,424)   (7,022)
  Change in unrealized appreciation (depreciation) of investments............................    30,957   (32,795)
                                                                                              ---------  --------

  Net increase (decrease) in net assets from operations......................................   (67,381)  (43,096)
                                                                                              ---------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................       135        72
   Transfers between Variable Investment Options including guaranteed interest account, net..   (19,808)   54,032
   Redemptions for contract benefits and terminations........................................    (4,564)  (20,124)
   Contract maintenance charges..............................................................       (20)      (34)
                                                                                              ---------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   (24,257)   33,946
                                                                                              ---------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........        --        --
                                                                                              ---------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   (91,638)   (9,150)
NET ASSETS -- BEGINNING OF PERIOD............................................................   228,817   237,967
                                                                                              ---------  --------

NET ASSETS -- END OF PERIOD.................................................................. $ 137,179  $228,817
                                                                                              =========  ========

CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................   195,933    76,121
  Redeemed...................................................................................  (206,922)  (67,070)
                                                                                              ---------  --------
  Net Increase (Decrease)....................................................................   (10,989)    9,051
                                                                                              =========  ========

                                                                                                PROFUND VP RISING
                                                                                                RATES OPPORTUNITY
                                                                                              --------------------
                                                                                                 2013       2012
                                                                                              ---------  ---------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (7,724) $  (6,656)
  Net realized gain (loss) on investments....................................................  (103,471)  (242,379)
  Change in unrealized appreciation (depreciation) of investments............................   190,331    221,871
                                                                                              ---------  ---------

  Net increase (decrease) in net assets from operations......................................    79,136    (27,164)
                                                                                              ---------  ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    10,987     11,035
   Transfers between Variable Investment Options including guaranteed interest account, net..   245,540    (86,630)
   Redemptions for contract benefits and terminations........................................  (137,283)  (103,145)
   Contract maintenance charges..............................................................       (88)      (107)
                                                                                              ---------  ---------

  Net increase (decrease) in net assets from contractowners transactions.....................   119,156   (178,847)
                                                                                              ---------  ---------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........        --        500
                                                                                              ---------  ---------

INCREASE (DECREASE) IN NET ASSETS............................................................   198,292   (205,511)
NET ASSETS -- BEGINNING OF PERIOD............................................................   346,174    551,685
                                                                                              ---------  ---------

NET ASSETS -- END OF PERIOD.................................................................. $ 544,466  $ 346,174
                                                                                              =========  =========

CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................   131,440     11,331
  Redeemed...................................................................................   (87,050)   (61,922)
                                                                                              ---------  ---------
  Net Increase (Decrease)....................................................................    44,390    (50,591)
                                                                                              =========  =========

                                                                                                     PROFUND VP
                                                                                                     ULTRABULL
                                                                                              -----------------------
                                                                                                  2013        2012
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (45,488) $  (58,846)
  Net realized gain (loss) on investments....................................................   1,488,719     350,618
  Change in unrealized appreciation (depreciation) of investments............................     (59,391)    587,869
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from operations......................................   1,383,840     879,641
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,081,410      34,293
   Transfers between Variable Investment Options including guaranteed interest account, net..  (3,283,278)   (431,561)
   Redemptions for contract benefits and terminations........................................  (1,800,219)   (392,593)
   Contract maintenance charges..............................................................        (282)       (290)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,002,369)   (790,151)
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account A...........          --          --
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (618,529)     89,490
NET ASSETS -- BEGINNING OF PERIOD............................................................   3,384,604   3,295,114
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $ 2,766,075  $3,384,604
                                                                                              ===========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................     262,820      62,979
  Redeemed...................................................................................    (411,073)   (126,931)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................    (148,253)    (63,952)
                                                                                              ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. Organization

   MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"), which is a downstream holding company of AXA Financial. Effective October 1, 2013, MONY America is a wholly-owned subsidiary of AEFS. AEFS is a direct wholly owned subsidiary of AXA Financial.

   On October 1, 2013, AXA Financial and AEFS completed the sale of the stock of MONY and the reinsurance of an in-force book of life insurance and annuity policies written primarily prior to 2004 by MONY America to Protective Life Insurance Company ("Protective Life"). Prior to the close, MONY's subsidiaries, including MONY America, were distributed to AEFS. MONY America transferred and ceded assets to Protective Life.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity Policies, which include MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity (collectively, the "Variable Annuity Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY.

   The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, and ProFunds (collectively, "the Trusts"). The Trusts are registered under the 1940 Act as open-end, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Variable Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Global Core Equity Fund
  .   Invesco V.I. Global Health Care Fund
  .   Invesco V.I. Technology Fund

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Multimanager Multi-Sector Bond
  .   Multimanager Small Cap Growth

     DREYFUS STOCK INDEX FUND, INC.
  .   Dreyfus Stock Index Fund, Inc.

     EQ ADVISORS TRUST*
  .   All Asset Growth-Alt 20
  .   EQ/AllianceBernstein Small Cap Growth
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Boston Advisors Equity Income
  .   EQ/Calvert Socially Responsible
  .   EQ/Capital Guardian Research
  .   EQ/Core Bond Index
  .   EQ/Equity Growth PLUS
  .   EQ/GAMCO Mergers and Acquisitions
  .   EQ/GAMCO Small Company Value
  .   EQ/Global Multi-Sector Equity
  .   EQ/Intermediate Government Bond
  .   EQ/Large Cap Value Index
  .   EQ/Large Cap Value PLUS
  .   EQ/MFS International Growth
  .   EQ/Mid Cap Index
  .   EQ/Mid Cap Value PLUS
  .   EQ/Money Market
  .   EQ/Montag & Caldwell Growth
  .   EQ/Morgan Stanley Mid Cap Growth
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Contrafund(R) Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Income Securities Fund
  .   Franklin Rising Dividends Securities Fund

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

1. Organization (Concluded)


     JANUS ASPEN SERIES
  .   Janus Aspen Series Balanced Portfolio
  .   Janus Aspen Series Enterprise Portfolio
  .   Janus Aspen Series Forty Portfolio
  .   Janus Aspen Series Global Research Portfolio/(1)/
  .   Janus Aspen Series Overseas Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
  .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
  .   Oppenheimer Global Fund/VA

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO Global Bond Portfolio (Unhedged)

     PROFUNDS
  .   ProFund VP Bear
  .   ProFund VP Rising Rates Opportunity
  .   ProFund VP UltraBull

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
  (1)Formerly known as Janus Aspen Series Worldwide Portfolio

   Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from those of MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Annuity Policies will not be charged with liabilities arising out of other business MONY America may conduct.

   The amount retained by MONY America in the Variable Account arises primarily from (1) contributions from MONY America, (2) mortality and expense charges, administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account ("General Account").

   Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by MONY America to the Contractowners of the Variable Investment of Options of the Variable Account.

   In the normal course of business, MONY America on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   Investments are made in shares of the Portfolios and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at ex-dividend date. Realized gains and losses include: (1) gain and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions of the Portfolios.

   Due to and Due from:

   Receivable/payable for policy-related transactions represent amount due to/from MONY America's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

2. Significant Accounting Policies (Concluded)


   Contract Payments and Transfers:

   Payments received from Contractowners represent Contractowners contributions under the Variable Annuity Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.

   Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios including permitted transfers to and from the guaranteed interest account with market value adjustment. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Variable Annuity Policies. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Annuity Policies.

   Taxes:

   The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Annuity Policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Annuity Policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Variable Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                 FUND NAME                     PURCHASES     SALES
                  ---------                   ----------- -----------
All Asset Growth-Alt 20...................... $10,493,362 $20,026,143
AXA Aggressive Allocation....................     234,417     319,243
AXA Conservative Allocation..................     306,577   1,147,717
AXA Conservative-Plus Allocation.............   2,503,671     780,749
AXA Moderate Allocation......................     737,306   2,880,027
AXA Moderate-Plus Allocation.................   1,276,588     982,825
Dreyfus Stock Index Fund, Inc................     730,888   2,294,419
EQ/AllianceBernstein Small Cap Growth........     217,481     404,210
EQ/BlackRock Basic Value Equity..............     841,643   1,471,441
EQ/Boston Advisors Equity Income.............   2,340,011   2,721,856
EQ/Calvert Socially Responsible..............      42,710     250,923
EQ/Capital Guardian Research.................     495,131   1,186,369
EQ/Core Bond Index...........................   1,130,588   8,174,563
EQ/Equity Growth Plus........................     338,044   1,277,174
EQ/GAMCO Mergers And Acquisitions............     294,588     765,552
EQ/GAMCO Small Company Value.................   9,811,399  24,359,977
EQ/Global Multi-Sector Equity................     167,595   1,052,217
EQ/Intermediate Government Bond..............     554,184   4,470,603
EQ/Large Cap Value Index.....................     492,571   2,708,684
EQ/Large Cap Value Plus......................     176,885     899,169
EQ/MFS International Growth..................     701,209   2,277,293
EQ/Mid Cap Index.............................     574,131   2,159,559
EQ/Mid Cap Value Plus........................     788,255   4,148,481
EQ/Money Market..............................  16,300,622  22,388,223
EQ/Montag & Caldwell Growth..................   8,979,149   9,012,023
EQ/Morgan Stanley Mid Cap Growth.............   1,254,584   3,555,952
EQ/PIMCO Ultra Short Bond....................     237,530   2,541,623
EQ/Quality Bond Plus.........................     448,872   2,880,576
EQ/Small Company Index.......................     397,631     992,407
EQ/T. Rowe Price Growth Stock................   1,037,092   6,582,305
EQ/UBS Growth & Income.......................   1,035,125   3,490,024
Fidelity(R) VIP Contrafund(R) Portfolio......   1,522,728   4,325,430
Franklin Income Securities Fund..............   2,810,442   4,802,890
Franklin Rising Dividends Securities Fund....   1,571,691   1,895,036
Invesco V.I. Diversified Dividend Fund.......     131,853     161,252
Invesco V.I. Global Core Equity Fund.........      49,525     244,142
Invesco V.I. Global Health Care Fund.........     187,625     562,720
Invesco V.I. Technology Fund.................     175,419     471,125
Janus Aspen Series Balanced Portfolio........   1,505,178   2,510,832
Janus Aspen Series Enterprise Portfolio......     311,769   1,738,616
Janus Aspen Series Forty Portfolio...........     441,109   3,054,405
Janus Aspen Series Global Research Portfolio.     459,175   1,421,939
Janus Aspen Series Overseas Portfolio........     597,089   2,963,822
MFS(R) Utilities Series......................     603,323   1,662,871
Multimanager Multi-Sector Bond...............     407,846   1,665,125
Multimanager Small Cap Growth................     354,840   2,223,200
Oppenheimer Global Fund/VA...................   1,039,985   2,539,704
PIMCO Global Bond Portfolio (Unhedged).......     708,071   2,906,306
Profund VP Bear..............................     607,770     634,941
Profund VP Rising Rates Opportunity..........     413,539     302,107
Profund VP Ultrabull.........................   4,526,329   6,224,983

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

5. Expenses and Related Party Transactions


   Investment Manager and Advisors:

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts Board of Trustees and adopted by the applicable Portfolio. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Portfolio and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of Portfolios of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.11% to a high of 1.32% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' in the Portfolios. These fees and payments range from 0.12% to 0.45% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Small Cap Growth and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS and EQ/Quality Bond PLUS.
   AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   Contract Distribution and Principal Underwriter:

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Annuity Policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Variable Annuity Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Annuity Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Contractowner Charges

   The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the total amount under the policy in each Variable Investment Option ("fund value") through a redemption of units. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for any premium taxes. Net policy premiums are included in "Payments received from Contractowners" in the Statement of Changes in Net Assets.

   MORTALITY & EXPENSE RISK CHARGE: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 1.20% to a high of 2.85%.

   ANNUAL CONTRACT CHARGE: This charge is deducted from the fund value, and ranges from a low of $0 to a high of $30.

   TRANSFER CHARGE: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the Contractowner. The charge would be deducted from the fund value.

   SURRENDER CHARGE: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of purchase payments or fund value surrendered, based on a grading schedule.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013


7. Financial Highlights

   The unique combination of features within the Variable Annuity Policies result in varied fee structures. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                   AT DECEMBER 31,
                                           ----------------------------------------------------------------
                                                                        UNITS
                                                                     OUTSTANDING
                                           ----------------------------------------------------------------
                                               SHARE
                                               CLASS+       2013      2012      2011      2010      2009
                                           -------------- --------- --------- --------- --------- ---------
All Asset Growth-Alt 20...................    CLASS B     3,618,865 4,124,196 4,787,589 5,542,508 6,557,849
AXA Aggressive Allocation.................    CLASS B       230,519   248,564   298,105   291,831   335,517
AXA Conservative Allocation...............    CLASS B       291,557   374,580   481,804   548,179   433,845
AXA Conservative-Plus Allocation..........    CLASS B       338,755   195,281   285,491   369,058   395,335
AXA Moderate Allocation...................    CLASS B       812,072 1,046,019 1,272,057 1,500,938 1,723,765
AXA Moderate-Plus Allocation..............    CLASS B       538,615   531,369   640,323   898,725 1,076,688
Dreyfus Stock Index Fund, Inc............. INITIAL SHARES 1,120,346 1,265,037 1,488,411 1,831,626 2,258,134
EQ/AllianceBernstein Small Cap Growth.....    CLASS A        97,986   116,886   152,162   208,652   271,074
EQ/BlackRock Basic Value Equity...........    CLASS B       442,225   490,555   684,777   865,165 1,052,628
EQ/Boston Advisors Equity Income..........    CLASS A        20,640    31,035    31,323    43,037    43,374
EQ/Boston Advisors Equity Income..........    CLASS B       794,109   906,112 1,086,940 1,369,306 1,696,541
EQ/Calvert Socially Responsible...........    CLASS A       130,251   146,303   169,267   204,371   264,142
EQ/Calvert Socially Responsible...........    CLASS B        29,247    33,898    43,300    57,671    76,113
EQ/Capital Guardian Research..............    CLASS A       332,315   386,564   458,016   579,034   675,299
EQ/Core Bond Index........................    CLASS A     2,454,246 2,992,102 3,702,928 4,817,317 5,978,912
EQ/Equity Growth PLUS.....................    CLASS B       511,851   581,025   672,128   814,368 1,015,952
EQ/GAMCO Mergers and Acquisitions.........    CLASS B       173,751   212,034   298,443   356,894   422,439
EQ/GAMCO Small Company Value..............    CLASS B     1,961,775 2,264,757 2,751,494 3,373,965 4,086,720
EQ/Global Multi-Sector Equity.............    CLASS A       127,661   159,009   224,407   296,556   382,966
EQ/Intermediate Government Bond(b)........    CLASS A     1,181,535 1,460,299 1,773,648 2,267,949 2,805,897
EQ/Large Cap Value Index(d)...............    CLASS A       797,025   945,251 1,228,187        --        --
EQ/Large Cap Value PLUS...................    CLASS A       136,962   164,460   230,851   294,657   323,331
EQ/MFS International Growth...............    CLASS B       647,438   742,345   843,043   987,322 1,208,149
EQ/Mid Cap Index..........................    CLASS A       553,570   639,909   830,539 1,035,336 1,246,012
EQ/Mid Cap Value PLUS(a)..................    CLASS A       928,194 1,121,726 1,454,525 2,007,069 2,523,054
EQ/Money Market...........................    CLASS A     2,151,155 2,712,459 3,226,138 4,380,709 5,525,799
EQ/Montag & Caldwell Growth...............    CLASS B     3,465,452 3,958,071 4,723,078 5,714,000 7,131,323
EQ/Morgan Stanley Mid Cap Growth..........    CLASS A       689,783   882,631 1,150,942 1,386,343 1,622,706
EQ/PIMCO Ultra Short Bond.................    CLASS B       467,983   656,590   895,846 1,166,720 1,731,192
EQ/Quality Bond PLUS(b)...................    CLASS B       447,577   579,569   702,516   914,535 1,133,905
EQ/Small Company Index....................    CLASS A       128,818   161,997   210,927   266,410   325,095
EQ/T. Rowe Price Growth Stock.............    CLASS B     1,422,600 1,604,320 1,859,317 2,172,779 2,584,871
EQ/UBS Growth & Income....................    CLASS B     1,365,811 1,532,279 1,915,074 2,395,669 2,908,017
Fidelity(R) VIP Contrafund(R) Portfolio... SERVICE CLASS  1,099,666 1,249,805 1,496,304 1,814,712 2,228,837
Franklin Income Securities Fund...........    CLASS 2     1,011,298 1,166,678 1,499,550 2,007,217 2,443,480
Franklin Rising Dividends Securities Fund.    CLASS 2       359,542   376,773   487,810   500,219   518,854
Invesco V.I. Diversified Dividend Fund(c).    SERIES I      120,281   124,680   121,232        --        --
Invesco V.I. Global Core Equity Fund......    SERIES I       75,247    92,071   162,054   227,795   276,755
Invesco V.I. Global Health Care Fund......    SERIES I      137,421   158,006   170,439   192,591   249,908
Invesco V.I. Technology Fund..............    SERIES I       78,038   111,031   122,347   128,620   146,774
                                           INSTITUTIONAL
Janus Aspen Series Balanced Portfolio.....     SHARES       754,473   853,186 1,012,978 1,184,523 1,470,007

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   AT DECEMBER 31,
                                              ----------------------------------------------------------
                                                                        UNITS
                                                                     OUTSTANDING
                                              ----------------------------------------------------------
                                                  SHARE
                                                  CLASS+      2013    2012    2011     2010      2009
                                              -------------- ------- ------- ------- --------- ---------
                                              INSTITUTIONAL
Janus Aspen Series Enterprise Portfolio......     SHARES     726,031 822,747 940,015 1,131,580 1,419,916
                                              INSTITUTIONAL
Janus Aspen Series Forty Portfolio...........     SHARES     619,070 710,450 812,913 1,010,518 1,289,315
Janus Aspen Series Forty Portfolio........... SERVICE SHARES 190,848 246,039 323,344   471,440   614,531
                                              INSTITUTIONAL
Janus Aspen Series Global Research Portfolio.     SHARES     733,779 827,150 981,953 1,206,618 1,502,931
Janus Aspen Series Overseas Portfolio........ SERVICE SHARES 403,735 516,779 684,836   970,467 1,173,478
MFS(R) Utilities Series...................... INITIAL CLASS  160,604 198,598 247,205   274,189   365,015
Multimanager Multi-Sector Bond...............    CLASS A     301,999 402,709 520,286   685,778   775,542
Multimanager Small Cap Growth................    CLASS B     665,964 770,233 996,909 1,231,087 1,556,729
Oppenheimer Global Fund/VA................... SERVICE CLASS  402,990 463,730 584,880   730,539   945,031
                                              ADMINISTRATIVE
PIMCO Global Bond Portfolio (Unhedged).......     CLASS      391,000 507,190 601,500   746,204   972,658
                                                  COMMON
ProFund VP Bear..............................     SHARES      50,803  61,792  52,741    72,189    86,107
                                                  COMMON
ProFund VP Rising Rates Opportunity..........     SHARES     157,314 112,924 163,515   644,558   692,637
                                                  COMMON
ProFund VP UltraBull.........................     SHARES     139,477 287,730 351,682   296,991   397,724

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)


                                                                             AT DECEMBER 31,
                                           ----------------------------------------------------------------------------------
                                                                                UNIT VALUE
                                                                            LOWEST TO HIGHEST
                                           ----------------------------------------------------------------------------------
                                                 2013              2012              2011              2010              2009
                                           ----------------  ----------------  ----------------  ----------------  ----------
All Asset Growth-Alt 20................... $12.43 to  $13.52 $11.15 to  $11.99 $10.20 to  $10.84 $11.37 to  $12.21 $10.01 to
AXA Aggressive Allocation.................  10.10 to   10.89   8.18 to    8.72   7.33 to    7.73   7.97 to    8.46   7.25 to
AXA Conservative Allocation...............  10.41 to   11.23  10.21 to   10.89  10.00 to   10.54   9.87 to   10.47   9.47 to
AXA Conservative-Plus Allocation..........  10.42 to   11.24   9.67 to   10.31   9.23 to    9.72   9.34 to    9.91   8.81 to
AXA Moderate Allocation...................  10.28 to   11.09   9.31 to    9.92   8.76 to    9.23   9.02 to    9.57   8.45 to
AXA Moderate-Plus Allocation..............  10.31 to   11.12   8.81 to    9.39   8.09 to    8.53   8.56 to    9.08   7.89 to
Dreyfus Stock Index Fund, Inc.............             14.02             10.76              9.42              9.38
EQ/AllianceBernstein Small Cap Growth.....  18.61 to   20.88  13.63 to   15.54  11.94 to   13.83  12.13 to   14.22   9.19 to
EQ/BlackRock Basic Value Equity...........  14.05 to   15.98  10.50 to   11.74   9.50 to   10.46  10.09 to   10.92   9.25 to
EQ/Boston Advisors Equity Income..........             15.03             11.55              9.94             10.08
EQ/Boston Advisors Equity Income..........  18.46 to   19.38  14.41 to   14.89  12.58 to   12.80  12.94 to   13.00  11.37 to
EQ/Calvert Socially Responsible...........             10.23              7.72              6.70              6.76
EQ/Calvert Socially Responsible...........  12.86 to   14.16   9.80 to   10.66   8.60 to    9.25   8.78 to    9.33   7.99 to
EQ/Capital Guardian Research..............  17.74 to   21.07  13.84 to   16.18  12.12 to   13.95  11.91 to   13.54  10.56 to
EQ/Core Bond Index........................   9.56 to   13.67   9.99 to   14.06   9.96 to   13.79   9.71 to   13.29   9.42 to
EQ/Equity Growth PLUS.....................             14.80             11.32             10.04             10.85
EQ/GAMCO Mergers and Acquisitions.........  13.51 to   15.59  12.52 to   14.22  12.24 to   13.67  12.37 to   13.65  11.61 to
EQ/GAMCO Small Company Value..............  31.97 to   37.46  23.63 to   27.25  20.62 to   23.40  21.89 to   24.54  16.98 to
EQ/Global Multi-Sector Equity.............  30.61 to   30.68  25.74 to   26.21  22.27 to   23.04  25.63 to   26.85  23.22 to
EQ/Intermediate Government Bond(b)........   9.81 to   12.24  10.26 to   12.60  10.45 to   12.63  10.14 to   12.11   9.98 to
EQ/Large Cap Value Index(d)...............  16.76 to   17.78  13.10 to   13.68  11.56 to   11.87                --
EQ/Large Cap Value PLUS...................  12.49 to   13.96   9.55 to   10.84   8.34 to    9.62   8.86 to   10.35   7.95 to
EQ/MFS International Growth...............  15.35 to   21.70  13.69 to   19.33  11.60 to   16.36  13.16 to   18.55  11.61 to
EQ/Mid Cap Index..........................  19.04 to   20.98  14.77 to   16.02  12.97 to   13.85  13.58 to   14.32  11.08 to
EQ/Mid Cap Value PLUS(a)..................  17.56 to   18.83  13.57 to   14.32  11.77 to   12.22  13.30 to   13.60  11.17 to
EQ/Money Market...........................   9.05 to   10.34   9.31 to   10.46   9.57 to   10.59   9.82 to   10.72  10.09 to
EQ/Montag & Caldwell Growth...............  16.23 to   16.25  12.91 to   13.13  11.60 to   11.99  11.41 to   11.94  10.67 to
EQ/Morgan Stanley Mid Cap Growth..........  15.62 to   19.97  11.41 to   14.82  10.62 to   14.02  11.61 to   15.52   8.86 to
EQ/PIMCO Ultra Short Bond.................   9.44 to   12.23   9.70 to   12.36   9.83 to   12.33  10.09 to   12.50  10.29 to
EQ/Quality Bond PLUS(b)...................  15.38 to   23.02  15.95 to   23.86  15.75 to   23.54  15.77 to   23.54  15.05 to
EQ/Small Company Index....................  23.18 to   26.43  17.34 to   19.46  15.43 to   17.05  16.43 to   17.93  13.40 to
EQ/T. Rowe Price Growth Stock.............  14.69 to   66.75  10.79 to   49.00   9.20 to   41.72   9.51 to   43.08   8.28 to
EQ/UBS Growth & Income....................  14.65 to   16.00  11.07 to   11.95  10.04 to   10.72  11.16 to   12.41   9.99 to
Fidelity(R) VIP Contrafund(R) Portfolio...             20.69             15.99             13.93             14.51
Franklin Income Securities Fund...........  17.86 to   21.41  16.12 to   19.02  14.72 to   17.09  14.72 to   16.89  13.44 to
Franklin Rising Dividends Securities
 Fund.....................................  18.41 to   22.12  14.60 to   17.26  13.41 to   15.60  12.96 to   14.90  11.05 to
Invesco V.I. Diversified Dividend Fund(c).   7.84 to    8.37   6.12 to    6.47   5.28 to    5.51                --
Invesco V.I. Global Core Equity Fund......  11.72 to   13.34   9.79 to   11.02   8.81 to    9.80  11.13 to   12.26  10.16 to
Invesco V.I. Global Health Care Fund......  20.15 to   21.09  14.75 to   15.19  12.56 to   12.71  12.38 to   12.43  11.90 to
Invesco V.I. Technology Fund..............  12.47 to   12.80  10.20 to   10.35   9.38 to    9.41  10.03 to   13.70   8.37 to
Janus Aspen Series Balanced Portfolio.....             20.69             17.45             15.57             15.53
Janus Aspen Series Enterprise Portfolio...             15.88             12.16             10.51             10.80
Janus Aspen Series Forty Portfolio........             18.41             14.22             11.61             12.61
Janus Aspen Series Forty Portfolio........  22.14 to   23.07  17.41 to   17.84  14.46 to   14.58  15.85 to   15.99  15.07 to
Janus Aspen Series Global Research
 Portfolio................................             11.73              9.26              7.81              9.18

                                           --


                                           --

                                           ------
All Asset Growth-Alt 20................... $10.92
AXA Aggressive Allocation.................   7.57
AXA Conservative Allocation...............   9.87
AXA Conservative-Plus Allocation..........   9.20
AXA Moderate Allocation...................   8.81
AXA Moderate-Plus Allocation..............   8.24
Dreyfus Stock Index Fund, Inc.............   8.27
EQ/AllianceBernstein Small Cap Growth.....  10.96
EQ/BlackRock Basic Value Equity...........   9.84
EQ/Boston Advisors Equity Income..........   8.80
EQ/Boston Advisors Equity Income..........  11.51
EQ/Calvert Socially Responsible...........   6.07
EQ/Calvert Socially Responsible...........   8.39
EQ/Capital Guardian Research..............  11.80
EQ/Core Bond Index........................  12.68
EQ/Equity Growth PLUS.....................   9.54
EQ/GAMCO Mergers and Acquisitions.........  12.61
EQ/GAMCO Small Company Value..............  18.73
EQ/Global Multi-Sector Equity.............  24.73
EQ/Intermediate Government Bond(b)........  11.73
EQ/Large Cap Value Index(d)...............     --
EQ/Large Cap Value PLUS...................   9.43
EQ/MFS International Growth...............  16.34
EQ/Mid Cap Index..........................  11.50
EQ/Mid Cap Value PLUS(a)..................  11.24
EQ/Money Market...........................  10.84
EQ/Montag & Caldwell Growth...............  11.35
EQ/Morgan Stanley Mid Cap Growth..........  12.04
EQ/PIMCO Ultra Short Bond.................  12.55
EQ/Quality Bond PLUS(b)...................  22.44
EQ/Small Company Index....................  14.38
EQ/T. Rowe Price Growth Stock.............  37.48
EQ/UBS Growth & Income....................  11.29
Fidelity(R) VIP Contrafund(R) Portfolio...  12.56
Franklin Income Securities Fund...........  15.17
Franklin Rising Dividends Securities
 Fund.....................................  12.50
Invesco V.I. Diversified Dividend Fund(c).     --
Invesco V.I. Global Core Equity Fund......  11.37
Invesco V.I. Global Health Care Fund......  12.15
Invesco V.I. Technology Fund..............  11.62
Janus Aspen Series Balanced Portfolio.....  14.52
Janus Aspen Series Enterprise Portfolio...   8.70
Janus Aspen Series Forty Portfolio........  11.97
Janus Aspen Series Forty Portfolio........  15.45
Janus Aspen Series Global Research
 Portfolio................................   8.03

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                         AT DECEMBER 31,
                                       ------------------------------------------------------------------------------------
                                                                            UNIT VALUE
                                                                        LOWEST TO HIGHEST
                                       ------------------------------------------------------------------------------------
                                             2013              2012              2011              2010              2009
                                       ----------------  ----------------  ----------------  ----------------  ----------------
Janus Aspen Series Overseas Portfolio. $23.99 to  $27.27 $21.24 to  $24.54 $19.00 to  $22.30 $28.42 to  $33.76 $23.00 to  $27.79
MFS(R) Utilities Series...............  29.39 to   36.74  24.97 to   30.85  22.53 to   27.52  23.60 to   26.08  21.34 to   23.19
Multimanager Multi-Sector Bond........   9.90 to   13.48  10.29 to   13.79  10.04 to   13.25   9.77 to   12.73   9.40 to   12.05
Multimanager Small Cap Growth.........  16.57 to   17.29  11.35 to   12.03  10.31 to   11.11  12.38 to   13.50   9.81 to   10.88
Oppenheimer Global Fund/VA............  23.23 to   27.95  18.81 to   22.28  16.00 to   18.64  17.92 to   20.62  15.93 to   18.04
PIMCO Global Bond Portfolio
 (Unhedged)...........................  12.77 to   19.25  14.35 to   21.29  13.80 to   20.15  13.14 to   18.96  12.11 to   17.18
ProFund VP Bear.......................   2.42 to    2.73   3.37 to    3.76   4.14 to    4.56   4.56 to    5.06   5.71 to    6.23
ProFund VP Rising Rates Opportunity...   3.00 to    3.78   2.65 to    3.29   2.93 to    3.57   4.82 to    5.79   5.91 to    6.98
ProFund VP UltraBull..................  17.94 to   19.57  10.98 to   11.79   8.76 to    9.25   9.43 to    9.84   7.94 to    8.15

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)


                                                            AT DECEMBER 31,
                                              --------------------------------------------
                                                               NET ASSETS
                                                                (000'S)
                                              --------------------------------------------
                                                2013     2012     2011     2010     2009
                                              -------- -------- -------- -------- --------
All Asset Growth-Alt 20...................... $131,012 $131,967 $136,458 $163,573 $168,046
AXA Aggressive Allocation....................    2,464    2,134    2,272    2,443    2,520
AXA Conservative Allocation..................    3,237    4,038    5,041    5,683    4,264
AXA Conservative-Plus Allocation.............    3,775    1,992    2,749    3,625    3,615
AXA Moderate Allocation......................    8,856   10,209   11,585   14,215   15,081
AXA Moderate-Plus Allocation.................    5,907    4,933    5,404    8,059    8,799
Dreyfus Stock Index Fund, Inc................   15,720   13,625   14,037   17,178   18,695
EQ/AllianceBernstein Small Cap Growth........    1,767    1,568    1,811    2,517    2,479
EQ/BlackRock Basic Value Equity..............    6,800    5,567    6,947    9,243   10,190
EQ/Boston Advisors Equity Income.............   14,540   12,878   13,265   17,087   18,501
EQ/Calvert Socially Responsible..............    1,736    1,481    1,526    1,909    2,231
EQ/Capital Guardian Research.................    5,260    4,662    4,832    5,994    6,063
EQ/Core Bond Index...........................   30,526   38,489   46,946   59,199   70,353
EQ/Equity Growth PLUS........................    7,579    6,578    6,751    8,838    9,701
EQ/GAMCO Mergers and Acquisitions............    2,651    2,962    4,016    4,814    5,293
EQ/GAMCO Small Company Value.................  139,065  117,587  119,266  148,071  135,849
EQ/Global Multi-Sector Equity................    3,807    4,007    4,911    7,514    8,841
EQ/Intermediate Government Bond(b)...........   15,235   19,467   23,607   28,858   34,719
EQ/Large Cap Value Index(d)..................   13,417   12,282   13,900       --       --
EQ/Large Cap Value PLUS......................    4,214    3,838    4,715    5,697    5,744
EQ/MFS International Growth..................   11,787   12,054   11,577   15,263   16,271
EQ/Mid Cap Index.............................   10,894    9,655   10,900   14,123   13,736
EQ/Mid Cap Value PLUS(a).....................   17,215   15,878   17,629   27,188   28,331
EQ/Money Market..............................   21,774   27,862   33,603   46,267   59,525
EQ/Montag & Caldwell Growth..................   53,161   48,384   52,047   62,096   72,674
EQ/Morgan Stanley Mid Cap Growth.............   12,163   11,372   13,870   18,333   16,330
EQ/PIMCO Ultra Short Bond....................    5,466    7,805   10,666   14,149   21,202
EQ/Quality Bond PLUS(b)......................    8,039   10,716   12,736   16,328   19,160
EQ/Small Company Index.......................    3,675    3,418    3,868    5,092    4,945
EQ/T. Rowe Price Growth Stock................   44,875   37,345   36,228   42,645   43,220
EQ/UBS Growth & Income.......................   21,793   18,292   20,514   26,767   29,160
Fidelity(R) VIP Contrafund(R) Portfolio......   22,753   19,986   20,852   26,276   27,985
Franklin Income Securities Fund..............   20,450   21,038   24,402   32,547   35,774
Franklin Rising Dividends Securities Fund....    7,559    6,209    7,281    7,153    6,250
Invesco V.I. Diversified Dividend Fund(c)....      988      794      653       --       --
Invesco V.I. Global Core Equity Fund.........      951      969    1,523    2,453    2,738
Invesco V.I. Global Health Care Fund.........    2,686    2,237    2,028    2,249    2,832
Invesco V.I. Technology Fund.................      983    1,136    1,144    1,299    1,246
Janus Aspen Series Balanced Portfolio........   15,611   14,892   15,772   18,392   21,345
Janus Aspen Series Enterprise Portfolio......   11,530   10,004    9,877   12,225   12,354
Janus Aspen Series Forty Portfolio...........   15,712   14,426   14,091   20,160   24,665
Janus Aspen Series Global Research Portfolio.    8,608    7,658    7,674   11,080   12,076
Janus Aspen Series Overseas Portfolio........    9,576   10,924   12,995   27,699   27,253
MFS(R) Utilities Series......................    5,470    5,684    6,333    6,696    7,955
Multimanager Multi-Sector Bond...............    3,821    5,267    6,582    8,413    9,049
Multimanager Small Cap Growth................   13,491   10,658   12,434   18,309   18,483
Oppenheimer Global Fund/VA...................   10,651    9,819   10,398   14,463   16,465
PIMCO Global Bond Portfolio (Unhedged).......    7,138   10,271   11,576   13,627   16,189
ProFund VP Bear..............................      137      229      238      362      537
ProFund VP Rising Rates Opportunity..........      544      346      552    3,675    4,745
ProFund VP UltraBull.........................    2,766    3,385    3,295    3,000    3,376

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)


                                                     AT DECEMBER 31,
                                              ----------------------------
                                                       INVESTMENT
                                                      INCOME RATIO*
                                              ----------------------------
                                              2013  2012  2011  2010  2009
                                              ----  ----  ----  ----  ----
All Asset Growth-Alt 20...................... 1.30% 1.47% 1.35% 1.39% 2.01%
AXA Aggressive Allocation.................... 2.47  0.83  1.26  1.43  1.21
AXA Conservative Allocation.................. 0.85  0.73  1.56  2.38  2.50
AXA Conservative-Plus Allocation............. 2.43  0.62  1.35  1.99  1.62
AXA Moderate Allocation...................... 1.47  0.71  1.41  2.04  1.50
AXA Moderate-Plus Allocation................. 2.14  0.73  1.19  1.59  1.49
Dreyfus Stock Index Fund, Inc................ 1.83  2.01  1.80  1.77  2.05
EQ/AllianceBernstein Small Cap Growth........ 0.05  0.19    --  0.05  0.16
EQ/BlackRock Basic Value Equity.............. 1.58  1.36  1.07  1.14  2.56
EQ/Boston Advisors Equity Income............. 1.95  1.81  1.67  2.19  2.37
EQ/Calvert Socially Responsible.............. 0.74  0.94  0.49  0.05  0.42
EQ/Capital Guardian Research................. 1.41  0.87  0.88  0.99  1.37
EQ/Core Bond Index........................... 1.07  1.32  1.89  2.23  3.98
EQ/Equity Growth PLUS........................ 0.47  0.60  0.25  0.28  0.81
EQ/GAMCO Mergers and Acquisitions............ 0.39    --  0.16    --    --
EQ/GAMCO Small Company Value................. 0.26  1.18  0.07  0.33  0.39
EQ/Global Multi-Sector Equity................ 0.77  1.26  1.76  1.23  1.50
EQ/Intermediate Government Bond(b)........... 0.20  0.23  0.60  1.35  1.32
EQ/Large Cap Value Index(d).................. 1.44  1.81  2.60    --    --
EQ/Large Cap Value PLUS...................... 0.97  1.44  1.29  1.36  2.42
EQ/MFS International Growth.................. 0.86  0.93  0.62  0.81  1.09
EQ/Mid Cap Index............................. 0.75  0.90  0.77  0.96  1.32
EQ/Mid Cap Value PLUS(a)..................... 0.48  1.12  0.92  1.18  1.22
EQ/Money Market..............................   --    --  0.01  0.09  0.24
EQ/Montag & Caldwell Growth.................. 0.80  0.81  0.47  0.52  0.37
EQ/Morgan Stanley Mid Cap Growth.............   --  0.41  0.24  0.37    --
EQ/PIMCO Ultra Short Bond.................... 0.62  0.46  0.45  0.28  1.03
EQ/Quality Bond PLUS(b)...................... 0.32  0.57  2.14  9.89  2.61
EQ/Small Company Index....................... 0.87  1.37  0.81  1.14  1.58
EQ/T. Rowe Price Growth Stock................   --    --    --    --    --
EQ/UBS Growth & Income....................... 0.94  0.78  0.69  0.68  0.78
Fidelity(R) VIP Contrafund(R) Portfolio...... 0.96  1.20  0.85  0.93  1.22
Franklin Income Securities Fund.............. 6.31  6.33  5.89  6.69  8.10
Franklin Rising Dividends Securities Fund.... 1.56  1.62  1.50  1.58  1.44
Invesco V.I. Diversified Dividend Fund(c).... 2.31  2.06    --    --    --
Invesco V.I. Global Core Equity Fund......... 1.92  2.33  3.50  1.94  7.16
Invesco V.I. Global Health Care Fund......... 0.68    --    --    --  0.34
Invesco V.I. Technology Fund.................   --    --  0.19    --    --
Janus Aspen Series Balanced Portfolio........ 1.52  2.79  2.40  2.75  2.88
Janus Aspen Series Enterprise Portfolio...... 0.50    --    --  0.07    --
Janus Aspen Series Forty Portfolio........... 0.67  0.65  0.32  0.28  0.03
Janus Aspen Series Global Research Portfolio. 1.20  0.85  0.56  0.59  1.40
Janus Aspen Series Overseas Portfolio........ 3.05  0.59  0.37  0.53  0.40
MFS(R) Utilities Series...................... 2.26  6.56  3.22  3.40  4.93
Multimanager Multi-Sector Bond............... 3.09  2.07  3.56  2.67  4.69
Multimanager Small Cap Growth................   --    --    --    --    --
Oppenheimer Global Fund/VA................... 1.17  1.91  1.11  1.31  2.10
PIMCO Global Bond Portfolio (Unhedged)....... 1.08  1.64  2.57  4.36  2.90
ProFund VP Bear..............................   --    --    --    --  0.12
ProFund VP Rising Rates Opportunity..........   --    --    --    --  0.54
ProFund VP UltraBull.........................   --    --    --    --  1.33

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)


                                                                        AT DECEMBER 31,
                                           -------------------------------------------------------------------------
                                                                        EXPENSE RATIO**
                                                                       LOWEST TO HIGHEST
                                           -------------------------------------------------------------------------
                                                2013            2012            2011            2010            2009
                                           -------------   -------------   -------------   -------------   -------------
All Asset Growth-Alt 20................... 1.20% to  2.35% 1.20% to  2.35% 1.20% to  2.35% 1.20% to  2.85% 1.20% to  2.85%
AXA Aggressive Allocation................. 1.20  to  2.35  1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85
AXA Conservative Allocation............... 1.20  to  2.35  1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85
AXA Conservative-Plus Allocation.......... 1.20  to  2.35  1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85
AXA Moderate Allocation................... 1.20  to  2.35  1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85
AXA Moderate-Plus Allocation.............. 1.20  to  2.35  1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85
Dreyfus Stock Index Fund, Inc.............           1.35            1.35            1.35            1.35            1.35
EQ/AllianceBernstein Small Cap Growth..... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/BlackRock Basic Value Equity........... 1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85
EQ/Boston Advisors Equity Income..........           1.25            1.25            1.25            1.25            1.25
EQ/Boston Advisors Equity Income.......... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/Calvert Socially Responsible...........           1.35            1.35            1.35            1.35            1.35
EQ/Calvert Socially Responsible........... 1.20  to  2.35  1.20  to  2.35  1.20  to  2.35  1.20  to  2.35  1.20  to  2.35
EQ/Capital Guardian Research.............. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/Core Bond Index........................ 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/Equity Growth PLUS.....................           1.35            1.35            1.35            1.35            1.35
EQ/GAMCO Mergers and Acquisitions......... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/GAMCO Small Company Value.............. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/Global Multi-Sector Equity............. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/Intermediate Government Bond(b)........ 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/Large Cap Value Index(d)............... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80              --              --
EQ/Large Cap Value PLUS................... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/MFS International Growth............... 1.25  to  1.35  1.25  to  1.35  1.25  to  1.35  1.25  to  1.35  1.25  to  1.35
EQ/Mid Cap Index.......................... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/Mid Cap Value PLUS(a).................. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/Money Market........................... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/Montag & Caldwell Growth............... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/Morgan Stanley Mid Cap Growth.......... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/PIMCO Ultra Short Bond................. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/Quality Bond PLUS(b)................... 1.25  to  1.35  1.25  to  1.35  1.25  to  1.35  1.25  to  1.35  1.25  to  1.35
EQ/Small Company Index.................... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
EQ/T. Rowe Price Growth Stock............. 1.25  to  1.35  1.25  to  1.35  1.25  to  1.35  1.25  to  1.35  1.25  to  1.35
EQ/UBS Growth & Income.................... 1.20  to  2.35  1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85
Fidelity(R) VIP Contrafund(R) Portfolio...           1.35            1.35            1.35            1.35            1.35
Franklin Income Securities Fund........... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
Franklin Rising Dividends Securities Fund. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
Invesco V.I. Diversified Dividend Fund(c). 1.20  to  2.35  1.20  to  2.35  1.20  to  2.35              --              --
Invesco V.I. Global Core Equity Fund...... 1.20  to  2.35  1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85
Invesco V.I. Global Health Care Fund...... 1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85
Invesco V.I. Technology Fund.............. 1.20  to  2.35  1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85
Janus Aspen Series Balanced Portfolio.....           1.35            1.35            1.35            1.35            1.35
Janus Aspen Series Enterprise Portfolio...           1.35            1.35            1.35            1.35            1.35
Janus Aspen Series Forty Portfolio........           1.35            1.35            1.35            1.35            1.35
Janus Aspen Series Forty Portfolio........ 1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85
Janus Aspen Series Global Research
 Portfolio................................           1.35            1.35            1.35            1.35            1.35
Janus Aspen Series Overseas Portfolio..... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
MFS(R) Utilities Series................... 1.20  to  2.35  1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85
Multimanager Multi-Sector Bond............ 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
Multimanager Small Cap Growth............. 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
Oppenheimer Global Fund/VA................ 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
PIMCO Global Bond Portfolio (Unhedged).... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85
ProFund VP Bear........................... 1.20  to  2.35  1.20  to  2.35  1.20  to  2.35  1.20  to  2.85  1.20  to  2.85
ProFund VP Rising Rates Opportunity....... 1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85  1.20  to  2.85
ProFund VP UltraBull...................... 1.20  to  2.80  1.20  to  2.80  1.20  to  2.80  1.20  to  2.85  1.20  to  2.85

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)


                                                                        AT DECEMBER 31,
                                ----------------------------------------------------------------------------------------------
                                                                        TOTAL RETURN***
                                                                       LOWEST TO HIGHEST
                                ----------------------------------------------------------------------------------------------
                                SHARE
                                CLASS+        2013              2012                2011                2010              2009
                                ------- ---------------   ---------------   ------------------    ---------------   ----------
All Asset Growth-Alt 20........ CLASS B 11.48% to  12.76%  9.31% to  10.61%  (5.73%) to   (4.66%) 11.81% to  13.59% 22.56% to
AXA Aggressive Allocation...... CLASS B 23.47  to  24.89  11.60  to  12.81   (9.73)  to   (8.63)   9.93  to  11.76  23.72  to
AXA Conservative Allocation.... CLASS B  1.96  to   3.12   2.10  to   3.32   (0.50)  to    0.67    4.22  to   6.08   6.76  to
AXA Conservative-Plus
 Allocation.................... CLASS B  7.76  to   9.02   4.77  to   6.07   (2.94)  to   (1.92)   6.02  to   7.72  11.10  to
AXA Moderate Allocation........ CLASS B 10.42  to  11.79   6.28  to   7.48   (4.58)  to   (3.55)   6.75  to   8.63  13.73  to
AXA Moderate-Plus Allocation... CLASS B 17.03  to  18.42   8.90  to  10.08   (7.12)  to   (6.06)   8.49  to  10.19  18.47  to
                                INITIAL
Dreyfus Stock Index Fund, Inc.. SHARES             30.30             14.23                 0.43              13.42
EQ/AllianceBernstein Small Cap
 Growth........................ CLASS A 36.54  to  34.36  12.36  to  14.15   (3.15)  to   (1.57)  29.74  to  31.99  32.21  to
EQ/BlackRock Basic Value
 Equity........................ CLASS B 33.81  to  36.12  10.53  to  12.24   (5.85)  to   (4.21)   9.08  to  10.98  26.71  to
EQ/Boston Advisors Equity
 Income........................ CLASS A            30.13             16.20                (1.39)             14.55
EQ/Boston Advisors Equity
 Income........................ CLASS B 28.11  to  30.15  14.55  to  16.33   (3.16)  to   (1.54)  12.42  to  14.34   8.38  to
EQ/Calvert Socially
 Responsible................... CLASS A            32.51             15.22                (0.89)             11.37
EQ/Calvert Socially
 Responsible................... CLASS B 31.22  to  32.83  13.95  to  15.24   (2.05)  to   (0.86)   9.89  to  11.20  27.84  to
EQ/Capital Guardian Research... CLASS A 28.18  to  30.22  14.19  to  15.99    1.34   to    3.03   12.78  to  14.75  28.16  to
EQ/Core Bond Index............. CLASS A (4.30) to  (2.77)  0.30  to   1.96    2.26   to    3.76    3.08  to   4.81   0.11  to
EQ/Equity Growth PLUS.......... CLASS B            30.74             12.75                (7.47)             13.73
EQ/GAMCO Mergers and
 Acquisitions.................. CLASS B  7.91  to   9.63   2.29  to   4.02   (1.45)  to    0.15    6.55  to   8.25  13.38  to
EQ/GAMCO Small Company
 Value......................... CLASS B 35.29  to  37.47  14.60  to  16.45   (6.19)  to   (4.65)  28.92  to  31.02  37.49  to
EQ/Global Multi-Sector Equity.. CLASS A 18.92  to  17.05  13.76  to  15.58  (14.51)  to  (13.11)   8.57  to  10.38  46.07  to
EQ/Intermediate Government
 Bond(b)....................... CLASS A (4.39) to  (2.86) (1.82) to  (0.24)   2.65   to    4.29    1.60  to   3.24  (1.29) to
EQ/Large Cap Value Index(d).... CLASS A 27.94  to  29.97  13.32  to  15.25   (6.92)  to   (6.09)                --
EQ/Large Cap Value PLUS........ CLASS A 30.79  to  28.78  12.68  to  14.51   (7.41)  to   (5.87)   9.76  to  11.45  17.14  to
EQ/MFS International Growth.... CLASS B 12.13  to  12.26  18.02  to  18.15  (11.85)  to  (11.81)  13.35  to  13.53  35.47  to
EQ/Mid Cap Index............... CLASS A 28.91  to  30.96  13.88  to  15.67   (4.84)  to   (3.28)  22.56  to  24.52  32.69  to
EQ/Mid Cap Value PLUS(a)....... CLASS A 29.40  to  31.49  15.29  to  17.18  (11.57)  to  (10.15)  19.07  to  21.00   4.69  to
EQ/Money Market................ CLASS A (2.79) to  (1.15) (2.72) to  (1.23)  (2.74)  to   (1.21)  (2.68) to  (1.11) (2.51) to
EQ/Montag & Caldwell
 Growth........................ CLASS B 25.72  to  23.76   9.51  to  11.29      --   to    1.67    5.20  to   6.94  26.11  to
EQ/Morgan Stanley Mid Cap
 Growth........................ CLASS A 36.90  to  34.75   5.71  to   7.44  (10.01)  to   (8.53)  28.90  to  31.04  52.99  to
EQ/PIMCO Ultra Short Bond...... CLASS B (2.68) to  (1.05) (1.32) to   0.24   (2.96)  to   (1.36)  (1.94) to  (0.40)  4.89  to
EQ/Quality Bond PLUS(b)........ CLASS B (3.57) to  (3.52)  1.27  to   1.36   (0.13)  to      --    4.78  to   4.90  (0.20) to
EQ/Small Company Index......... CLASS A 33.68  to  35.82  12.38  to  14.13   (6.43)  to   (4.91)  22.61  to  24.69  22.82  to
EQ/T. Rowe Price Growth
 Stock......................... CLASS B 36.14  to  36.22  17.28  to  17.45   (3.26)  to   (3.16)  14.86  to  14.94  40.82  to
EQ/UBS Growth & Income......... CLASS B 32.34  to  33.89  10.26  to  11.47   (5.01)  to   (3.94)   9.92  to  11.71  28.73  to
Fidelity(R) VIP Contrafund(R)   SERVICE
 Portfolio.....................  CLASS             29.39             14.79                (4.00)             15.53

                                -


                                -


                                -----
All Asset Growth-Alt 20........ 24.66%
AXA Aggressive Allocation...... 25.75
AXA Conservative Allocation....  8.46
AXA Conservative-Plus
 Allocation.................... 13.16
AXA Moderate Allocation........ 15.62
AXA Moderate-Plus Allocation... 20.62

Dreyfus Stock Index Fund, Inc.. 24.55
EQ/AllianceBernstein Small Cap
 Growth........................ 34.36
EQ/BlackRock Basic Value
 Equity........................ 28.63
EQ/Boston Advisors Equity
 Income........................ 10.55
EQ/Boston Advisors Equity
 Income........................ 10.17
EQ/Calvert Socially
 Responsible................... 29.42
EQ/Calvert Socially
 Responsible................... 29.28
EQ/Capital Guardian Research... 30.10
EQ/Core Bond Index.............  1.68
EQ/Equity Growth PLUS.......... 26.02
EQ/GAMCO Mergers and
 Acquisitions.................. 15.27
EQ/GAMCO Small Company
 Value......................... 39.78
EQ/Global Multi-Sector Equity.. 48.47
EQ/Intermediate Government
 Bond(b)....................... (0.76)
EQ/Large Cap Value Index(d)....    --
EQ/Large Cap Value PLUS........ 19.19
EQ/MFS International Growth.... 35.49
EQ/Mid Cap Index............... 34.98
EQ/Mid Cap Value PLUS(a).......  5.14
EQ/Money Market................ (0.91)
EQ/Montag & Caldwell
 Growth........................ 28.09
EQ/Morgan Stanley Mid Cap
 Growth........................ 55.44
EQ/PIMCO Ultra Short Bond......  6.72
EQ/Quality Bond PLUS(b)........ (0.18)
EQ/Small Company Index......... 24.93
EQ/T. Rowe Price Growth
 Stock......................... 40.85
EQ/UBS Growth & Income......... 30.93
Fidelity(R) VIP Contrafund(R)
 Portfolio..................... 33.90

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                           AT DECEMBER 31,
                            -----------------------------------------------------------------------------------------------
                                                                           TOTAL RETURN***
                                                                          LOWEST TO HIGHEST
                            -----------------------------------------------------------------------------------------------
                                SHARE
                                CLASS+            2013                2012                2011                 2010
                            -------------- -----------------   -----------------   ------------------   -----------------
Franklin Income Securities
 Fund......................    CLASS 2      10.79% to   12.57%   9.51% to   11.29%  (0.41)% to    1.18%   9.52% to   11.34%
Franklin Rising Dividends
 Securities Fund...........    CLASS 2      26.10  to   28.16    8.87  to   10.64    3.07   to    4.70   17.29  to   19.20
Invesco V.I. Diversified
 Dividend Fund(c)..........    SERIES I     28.10  to   29.37   15.91  to   17.42   (9.12)  to   (8.47)                 --
Invesco V.I. Global Core
 Equity Fund...............    SERIES I     19.71  to   21.05   11.12  to   12.45  (12.94)  to  (11.95)   7.83  to    9.55
Invesco V.I. Global Health
 Care Fund.................    SERIES I     36.61  to   38.84   17.44  to   19.51    1.05   to    2.67    2.30  to    4.03
Invesco V.I. Technology
 Fund......................    SERIES I     22.25  to   23.67    8.74  to    9.99   (7.31)  to   (6.18)  17.90  to   19.83
Janus Aspen Series          INSTITUTIONAL
 Balanced Portfolio........     SHARES                  18.57               12.07                 0.26                6.96
Janus Aspen Series          INSTITUTIONAL
 Enterprise Portfolio......     SHARES                  30.59               15.70                (2.69)              24.14
Janus Aspen Series Forty    INSTITUTIONAL
 Portfolio.................     SHARES                  29.47               22.48                (7.93)               5.35
Janus Aspen Series Forty
 Portfolio................. SERVICE SHARES  27.17  to   29.32   20.40  to   22.36   (8.82)  to   (8.77)   3.50  to    5.18
Janus Aspen Series Global   INSTITUTIONAL
 Research Portfolio........     SHARES                  26.67               18.57               (14.92)              14.32
Janus Aspen Series
 Overseas Portfolio........ SERVICE SHARES  12.95  to   11.12   10.04  to   11.79  (34.20)  to  (33.15)  21.48  to   23.57
MFS(R) Utilities Series.... INITIAL CLASS   17.70  to   19.09   10.83  to   12.10    4.31   to    5.52   10.59  to   12.46
Multimanager Multi-Sector
 Bond......................    CLASS A      (3.79) to   (2.25)   2.49  to    4.08    2.34   to    4.08    3.94  to    5.64
Multimanager Small Cap
 Growth....................    CLASS B      45.99  to   43.72    8.28  to   10.09  (18.01)  to  (16.72)  24.08  to   26.20
Oppenheimer Global Fund/
 VA........................ SERVICE CLASS   23.50  to   25.45   17.56  to   19.53  (11.01)  to   (9.60)  12.49  to   14.30
PIMCO Global Bond           ADMINISTRATIVE
 Portfolio (Unhedged)......     CLASS      (11.01) to   (9.58)   3.99  to    5.66    4.62   to    6.28    8.51  to   10.36
                                COMMON
ProFund VP Bear............     SHARES     (28.19) to  (27.39) (18.60) to  (17.54) (10.97)  to   (9.88) (20.14) to  (18.78)
ProFund VP Rising Rates         COMMON
 Opportunity...............     SHARES      13.21  to   14.89   (9.56) to   (7.84) (39.21)  to  (38.34) (18.44) to  (17.05)
                                COMMON
ProFund VP UltraBull.......     SHARES      63.39  to   65.99   25.34  to   27.46   (7.50)  to   (6.00)  18.77  to   20.74

                            --------------


                            --------------

                                   2009
                            -----------------
Franklin Income Securities
 Fund......................  31.76% to   34.01%
Franklin Rising Dividends
 Securities Fund...........  14.04  to   15.96
Invesco V.I. Diversified
 Dividend Fund(c)..........                 --
Invesco V.I. Global Core
 Equity Fund...............  12.80  to   14.67
Invesco V.I. Global Health
 Care Fund.................  24.11  to   26.19
Invesco V.I. Technology
 Fund......................  53.10  to   55.58
Janus Aspen Series
 Balanced Portfolio........              24.21
Janus Aspen Series
 Enterprise Portfolio......              42.86
Janus Aspen Series Forty
 Portfolio.................              44.39
Janus Aspen Series Forty
 Portfolio.................  41.87  to   44.21
Janus Aspen Series Global
 Research Portfolio........              35.87
Janus Aspen Series
 Overseas Portfolio........  74.01  to   76.92
MFS(R) Utilities Series....  29.49  to   31.61
Multimanager Multi-Sector
 Bond......................   6.82  to    8.56
Multimanager Small Cap
 Growth....................  30.77  to   32.93
Oppenheimer Global Fund/
 VA........................  35.46  to   37.71
PIMCO Global Bond
 Portfolio (Unhedged)......  13.60  to   15.46

ProFund VP Bear............ (29.85) to  (28.72)
ProFund VP Rising Rates
 Opportunity...............  28.48  to   30.71

ProFund VP UltraBull.......  40.53  to   42.98

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2013

7. Financial Highlights (Concluded)

   ----------
  (a)Units were made available on September 14, 2009.
  (b)Units were made available on September 28, 2009.
  (c)Units were made available on May 02, 2011.
  (d)Units were made available on May 23, 2011.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets of the Variable Investment Option. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the net unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invest.
  ** This ratio represents the annual contract expenses, consisting of mortality and risk expenses, for each period indicated. The ratio includes only those expenses that result in a direct reduction to a net unit value. Charges made directly to Contractowner accounts by redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may have not selected all available and applicable contract options.
  ***This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
  + Share class reflects the shares of the Portfolio that the Variable Investment Options invest in.

8. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2013 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                             FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                    MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm.................................. F-1

Financial Statements:
 Balance Sheets, December 31, 2013 and December 31, 2012................................. F-2
 Statements of Earnings (Loss), Years Ended December 31, 2013, 2012 and 2011............. F-3
 Statements of Comprehensive Income (Loss), Years Ended December 31, 2013, 2012 and 2011. F-4
 Statements of Shareholder's Equity, Years Ended December 31, 2013, 2012 and 2011........ F-5
 Statements of Cash Flows, Years Ended December 31, 2013, 2012 and 2011.................. F-6
 Notes to Financial Statements........................................................... F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

In our opinion, the accompanying balance sheets and the related statements of earnings (loss), of comprehensive income (loss), of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America ("the Company") at December 31, 2013 and 2012 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 20, 2014

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                BALANCE SHEETS
                          DECEMBER 31, 2013 AND 2012

                                                     2013     2012
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities available for sale, at fair
   value.......................................... $    713 $  2,026
  Mortgage loans on real estate...................       28       45
  Policy loans....................................      142      137
  Other invested assets...........................       84       71
                                                   -------- --------
   Total investments..............................      967    2,279
Cash and cash equivalents.........................      139      151
Amounts due from reinsurers.......................    1,304      158
Deferred policy acquisition costs.................      218      218
Value of business acquired........................       18      103
Deferred cost of reinsurance......................       91       --
Other assets......................................       22       39
Separate Accounts' assets.........................    1,839    1,640
                                                   -------- --------

TOTAL ASSETS...................................... $  4,598 $  4,588
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $  1,777 $  1,615
Future policy benefits and other policyholders
  liabilities.....................................      323      397
Current and deferred income taxes.................       83      143
Other liabilities.................................       82       52
Separate Accounts' liabilities....................    1,839    1,640
                                                   -------- --------
   Total liabilities..............................    4,104    3,847
                                                   -------- --------

Commitments and contingent liabilities (Notes 2, 5, 8, 9, and 12)

SHAREHOLDER'S EQUITY
Common Stock, $1.00 par value; 5.0 million shares
authorized, 2.5 million issued and outstanding....        2        2
Capital in excess of par value....................      315      516
Retained earnings.................................      169      141
Accumulated other comprehensive income (loss).....        8       82
                                                   -------- --------
   Total shareholder's equity.....................      494      741
                                                   -------- --------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY........ $  4,598 $  4,588
                                                   ======== ========

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                         STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                               2013    2012    2011
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income.......................... $  131  $  117  $  123
Premiums.....................................     25      32      42
Net investment income (loss):
  Investment income (loss) from derivatives..      8      --      --
  Other investment income (loss).............     84     110     116
                                              ------  ------  ------
   Net investment income (loss)..............     92     110     116
Investment gains (losses), net:
  Total other-than-temporary impairment
   losses....................................     (6)     (7)     (2)
                                              ------  ------  ------
   Net impairment losses recognized..........     (6)     (7)     (2)
  Other investment gains (losses), net.......     74       2       1
                                              ------  ------  ------
     Total investment gains (losses), net....     68      (5)     (1)
                                              ------  ------  ------
Equity in earnings (loss) of
  AllianceBernstein..........................      5       2      (2)
Other income (loss)..........................      5       5       6
Increase (decrease) in the fair value of the
  reinsurance contract asset.................     (7)     (2)      7
                                              ------  ------  ------
     Total revenues..........................    319     259     291
                                              ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits......................     78     103      96
Interest credited to policyholders' account
  balances...................................     65      61      61
Compensation and benefits....................     32      25      30
Commissions..................................     80      38      33
Amortization of deferred policy acquisition
  costs and value of business acquired.......     21     (27)    (12)
Capitalization of deferred policy
  acquisition costs..........................    (81)    (31)    (25)
Amortization of deferred cost of reinsurance.      4      --      --
Rent expense.................................      2       2       3
Other operating costs and expenses...........     74      44      29
                                              ------  ------  ------
     Total benefits and other deductions.....    275     215     215
                                              ------  ------  ------
Earnings (loss), before income taxes.........     44      44      76
Income tax (expense) benefit.................    (16)     (6)      1
                                              ------  ------  ------

Net Earnings (Loss).......................... $   28  $   38  $   77
                                              ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                        2013  2012  2011
                                                       -----  ----- -----
                                                         (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
  Net earnings (loss)................................. $  28  $  38 $  77
                                                       -----  ----- -----

   Other comprehensive income (loss), net of
   income taxes:
     Change in unrealized gains (losses), net of
       reclassification adjustment....................   (74)    27    10
                                                       -----  ----- -----
       Total other comprehensive income (loss),
         net of income taxes..........................   (74)    27    10
                                                       -----  ----- -----

Comprehensive Income (Loss)........................... $ (46) $  65 $  87
                                                       =====  ===== =====

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                      STATEMENTS OF SHAREHOLDER'S EQUITY
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                    2013    2012   2011
                                                   ------  ------ ------
                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY
  Common stock, at par value, beginning and end
   of year........................................ $    2  $    2 $    2
                                                   ------  ------ ------

  Capital in excess of par value, beginning of
   year...........................................    516     515    514
  Return of capital...............................   (200)     --     --
  Changes in capital in excess of par value.......     (1)      1      1
                                                   ------  ------ ------
  Capital in excess of par value, end of year.....    315     516    515
                                                   ------  ------ ------

  Retained earnings, beginning of year............    141     103     26
  Net earnings (loss).............................     28      38     77
                                                   ------  ------ ------
  Retained earnings, end of year..................    169     141    103
                                                   ------  ------ ------

  Accumulated other comprehensive income (loss),
   beginning of year..............................     82      55     45
  Other comprehensive income (loss)...............    (74)     27     10
                                                   ------  ------ ------
  Accumulated other comprehensive income (loss),
   end of year....................................      8      82     55
                                                   ------  ------ ------

  TOTAL SHAREHOLDER'S EQUITY, END OF YEAR......... $  494  $  741 $  675
                                                   ======  ====== ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                           STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                    2013    2012    2011
                                                   ------  ------  -----
                                                       (IN MILLIONS)
Net earnings (loss)............................... $   28  $   38  $  77
Adjustments to reconcile net earnings (loss) to
  net cash provided by (used in) operating
  activities:
  Interest credited to policyholders' account
   balances.......................................     65      61     61
  Universal life and investment-type product
   policy fee income..............................   (131)   (117)  (123)
  (Income) loss from derivative instruments.......     (8)     --     --
  Change in accrued investment income.............      3       2      1
  Investment (gains) losses, net..................    (68)      5      1
  Change in deferred policy acquisition costs and
   value of business acquired.....................    (60)    (58)   (37)
  Change in the fair value of the reinsurance
   contract asset.................................      7       2     (7)
  Change in future policy benefits................    (18)     (5)     3
  Change in other policyholders liabilities.......     (2)      5     (3)
  Change in current and deferred income taxes.....    (20)     (1)    15
  Provision for depreciation and amortization.....      7       5      3
  Dividend from AllianceBernstein.................      4       3      4
  Amortization of deferred reinsurance costs......      4      --     --
  Cash transferred as result of reinsurance
   agreement with Protective Life.................    (74)     --     --
  Other, net......................................     36      11    (18)
                                                   ------  ------  -----

Net cash provided by (used in) operating
  activities......................................   (227)    (49)   (23)
                                                   ------  ------  -----

Cash flows from investing activities:
  Maturities and repayments of fixed maturities
   and mortgage loans.............................    290     139    156
  Sales of investments............................    111      60     16
  Purchases of investments........................   (251)   (134)  (190)
  Cash settlements related to derivative
   instruments....................................     (4)     --     --
  Other, net......................................     19      (8)    (5)
                                                   ------  ------  -----

Net cash provided by (used in) investing
  activities......................................    165      57    (23)
                                                   ------  ------  -----

Cash flows from financing activities:
  Policyholders' account balances:
   Deposits.......................................    279     148    156
   Withdrawals and transfers to Separate Accounts.    (41)    (66)  (141)
  Change in collateralized pledged liabilities....     12      --     --
  Return of capital...............................   (200)     --     --
                                                   ------  ------  -----

Net cash provided by (used in) financing
  activities......................................     50      82     15
                                                   ------  ------  -----

Change in cash and cash equivalents...............    (12)     90    (31)
Cash and cash equivalents, beginning of year......    151      61     92
                                                   ------  ------  -----

Cash and Cash Equivalents, End of Year............ $  139  $  151  $  61
                                                   ======  ======  =====

Supplemental cash flow information:
  Interest paid................................... $   --  $   --  $   1
                                                   ======  ======  =====

Schedule of non-cash financing activities:
  Shared-based Programs........................... $   --  $    1  $   2
                                                   ======  ======  =====

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1) ORGANIZATION

   MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is providing life insurance products to both individuals and businesses. Effective October 1, 2013, MLOA is a wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   On October 1, 2013, AXA Financial and AEFS completed the sale of the stock of MONY Life Insurance Company ("MONY Life") and the reinsurance of an in-force book of life insurance and annuity policies written primarily prior to 2004 by MLOA to Protective Life Insurance Company ("Protective Life"). Prior to the close, MONY Life's subsidiaries, including MLOA, were distributed to AEFS. MLOA transferred and ceded assets to Protective Life equal to $1,308 million, net of ceding commission of $370 million for consideration of the transfer of liabilities amounting to $1,374 million in connection with the reinsurance agreement. As a result of the reinsurance agreement MLOA recorded a deferred cost of reinsurance asset amounting to $95 million which is amortized over the life of the underlying reinsured policies. Refer to the table below for a detailed description of assets and liabilities transferred, ceded and written off as a result of the reinsurance agreement with Protective Life on October 1, 2013.

                  Calculation of deferred cost of reinsurance
                                 (In Millions)

TRANSFERRED OR CEDED ASSETS (NET OF CEDING
COMMISSION):
  Fixed Maturities........................... $  1,102
  Cash.......................................       74
  Policy loans...............................      132
                                              --------
   TOTAL ASSETS TRANSFERRED OR CEDED (NET OF
     CEDING COMMISSION)...................... $  1,308
                                              --------

TRANSFERRED LIABILITIES:
  Future policyholder benefits and other
   policyholders liabilities................. $  1,334
  Amounts due to reinsurer...................       40
                                              --------
   TOTAL LIABILITIES TRANSFERRED............. $  1,374
                                              --------

ACCELERATED AMORTIZATION OF ASSETS AND
LIABILITIES AS PART OF THE REINSURANCE
AGREEMENT:
  Value of business acquired................. $    117
  Deferred policy acquisition costs..........       71
  Initial Fee Liability......................      (27)
                                              --------
   NET ACCELERATED AMORTIZATION OF ASSETS
     AND LIABILITIES......................... $    161
                                              --------

DEFERRED COST OF REINSURANCE................. $     95
                                              ========

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation

   The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the financial position of MLOA and its results of operations and cash flows for the periods presented.

   The years "2013", "2012" and "2011" refer to the years ended December 31, 2013, 2012 and 2011, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In February 2013, the Financial Accounting Standards Board ("FASB") issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (loss) ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance was effective for interim and annual periods beginning after December 31, 2012. Implementation of this guidance did not have a material impact on MLOA's financial statements. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. This guidance was effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Implementation of this guidance did not have a material impact on MLOA's financial statements. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted for certain companies. Implementation of this guidance did not have a material impact on MLOA's financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, MLOA currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the statement of earnings (loss).

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Implementation of this guidance did not have a material impact on MLOA's financial statements. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

      . Consider the receivable impaired when calculating the allowance for credit losses; and

      . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on MLOA's financial statements. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   In July 2013, the FASB issued new guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The amendments in this guidance state that an unrecognized tax benefit, or a portion thereof, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. An exception to this guidance would be where a net operating loss carryforward or similar tax loss or credit carryforward would not be available under the tax law to settle any additional income taxes that would result from the disallowance of a tax position, or the tax law does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose. In such a case, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This guidance is effective for interim and annual periods beginning after December 15, 2013. Management does not expect implementation of this guidance will have a material impact on MLOA's financial statements.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   MLOA determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships and joint venture interests that MLOA has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of variable interest entities ("VIE") are consolidated. Those that MLOA does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported in Other assets. MLOA records its interest in certain of these partnerships on a one quarter lag basis.

   Equity securities, which include common stock and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in Other invested assets with changes in fair value reported in OCI.

   Units in AllianceBernstein L.P. ("AllianceBernstein"), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by MLOA include equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." MLOA nets the fair value of all derivative financial instruments with counterparties for which a standardized "ISDA Master Agreement" and related Credit Support Annex ("CSA") have been executed. MLOA uses derivatives to manage asset/liability risk but has not designated those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of MLOA freestanding derivative positions, including net receipts and payments, are included in "Investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

   MLOA is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, MLOA assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on MLOA's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2013 and 2012, the carrying values of commercial mortgage loans on real estate that had been classified as nonaccrual loans were $6 million and $6 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by MLOA are accounted for as a separate component of AOCI, net of related deferred income taxes and amounts attributable to DAC and value of business acquired ("VOBA") related to variable life and investment-type products.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   MLOA defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, MLOA often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, MLOA either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Recognition of Insurance Income and Related Expenses

   Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   DAC and VOBA

   DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (up to 50 years from the date of issue) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

   AMORTIZATION POLICY. For universal life ("UL") and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC and VOBA are amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholders' equity as of the balance sheet date.

   A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC and VOBA amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance.

   Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2013, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance was 9.0% (7.83% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (13.83% net of product weighted average Separate Account fees) and 0.0% (-1.17% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. At December 31, 2013, current projections of future average gross market returns assume a 0.0% annualized return for the next nine quarters, which is the minimum limitation, grading to a reversion to the mean of 9.0% in eleven quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment-type products relate to contract persistency and General Account investment spread.

   Prior to the reinsurance agreement with Protective Life, DAC and VOBA associated with non-participating traditional life policies were amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums were estimated at the date of policy issue and were consistently applied during the life of the contracts. Deviations from estimated experience were reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally were for the total life of the policy. DAC and VOBA related to these policies were subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency existed, DAC and VOBA were reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeded the DAC balance, the reserve for future policy benefits was increased by the excess, reflected in earnings (loss) in the period such deficiency occurred.

   Deferred Cost of or Gain on Reinsurance

   The cost of or gain on reinsurance at the inception of a coinsurance treaty, defined as the difference between the initial coinsurance premium paid and the amount of the net liabilities relating to the underlying reinsured policies in accordance with the reinsurance agreement, net of the ceded commission received is deferred and amortized over the lives of the underlying policies.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   MLOA had issued certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also had issued certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   In connection with the reinsurance agreement with Protective Life, MLOA has reinsured 100% of the risk associated with GMDB and GMIB variable annuity products.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances were calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Separate Accounts

   Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of two Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of earnings (loss). For 2013, 2012 and 2011, investment results of such Separate Accounts were gains (losses) of $256 million, $196 million and $(49) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   MLOA reports the General Account's interests in Separate Accounts as other invested assets in the balance sheets.

   Other Accounting Policies

   AXA Financial and certain of its consolidated subsidiaries, including MLOA, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities classified as AFS; no equity securities were classified as AFS.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS      GROSS
                                              AMORTIZED  UNREALIZED UNREALIZED               OTTI
                                                COST       GAINS      LOSSES   FAIR VALUE IN AOCI/(3)/
                                              ---------- ---------- ---------- ---------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate.................................. $      608  $      33   $      8 $      633    $     --
  U.S. Treasury, government and agency.......         34         --         --         34          --
  States and political subdivisions..........          6         --         --          6          --
  Commercial mortgage-backed.................         46          1         23         24           1
  Redeemable preferred stock.................         18         --          2         16          --
                                              ----------  ---------   -------- ----------    --------

Total at December 31, 2013................... $      712  $      34   $     33 $      713    $      1
                                              ==========  =========   ======== ==========    ========

December 31, 2012:
------------------
Fixed Maturity Securities:
  Corporate.................................. $    1,553  $     167   $      1 $    1,719    $     --
  U.S. Treasury, government and agency.......        106          7         --        113          --
  States and political subdivisions..........         25          3         --         28          --
  Foreign governments........................          2         --         --          2          --
  Commercial mortgage-backed.................         57          5         27         35           2
  Residential mortgage-backed/(1)/...........         19          1         --         20          --
  Asset-backed/(2)/..........................          9          2         --         11          --
  Redeemable preferred stock.................         97          2          1         98          --
                                              ----------  ---------   -------- ----------    --------

Total at December 31, 2012................... $    1,868  $     187   $     29 $    2,026    $      2
                                              ==========  =========   ======== ==========    ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2013 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                 AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2013

                                              AMORTIZED
                                                COST    FAIR VALUE
                                              --------- ----------
                                                 (IN MILLIONS)
Due in one year or less...................... $     102  $     104
Due in years two through five................       184        198
Due in years six through ten.................       302        311
Due after ten years..........................        60         60
                                              ---------  ---------
   Subtotal..................................       648        673
Commercial mortgage-backed securities........        46         24
                                              ---------  ---------
Total........................................ $     694  $     697
                                              =========  =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2013, 2012 and 2011:

                                                   December 31,
                                              ----------------------
                                                2013     2012   2011
                                              --------  -----  -----
                                                   (IN MILLIONS)
Proceeds from sales/(1)/..................... $  1,200  $  13  $  20
                                              ========  =====  =====
Gross gains on sales/(2)/.................... $     84  $   2  $   1
                                              ========  =====  =====
Gross losses on sales/(3)/................... $      9  $  --  $   1
                                              ========  =====  =====
Total OTTI................................... $     (6) $  (7) $  (2)
Non-credit losses recognized in OCI..........       --     --     --
                                              --------  -----  -----
Credit losses recognized in earnings (loss).. $     (6) $  (7) $  (2)
                                              ========  =====  =====

  /(1)/Includes $1,090 million of transfer of assets to Protective Life. /(2)/Includes $81 million of gross gains from assets transferred to
       Protective Life.
  /(3)/Includes $6 million of gross losses from assets transferred to Protective Life.

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

             FIXED MATURITY SECURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2013    2012
                                              ------  ------
                                               (IN MILLIONS)
Balances at January 1,....................... $  (72) $  (74)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................     18       9
Recognized impairments on securities
  impaired to fair value this period/(1)/....     --      --
Impairments recognized this period on
  securities not previously impaired.........     (6)     (6)
Additional impairments this period on
  securities previously impaired.............     --      (1)
Increases due to passage of time on
  previously recorded credit losses..........     --      --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................     --      --
                                              ------  ------
Balances at December 31,..................... $  (60) $  (72)
                                              ======  ======

  /(1)/Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                               DECEMBER 31,
                                               -------------
                                                2013   2012
                                               -----  ------
                                               (IN MILLIONS)
AFS Securities:
  Fixed maturity securities:
   With OTTI loss............................. $  (4) $    2
   All other..................................     5     156
                                               -----  ------
Net Unrealized (Gains) Losses................. $   1  $  158
                                               =====  ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll forward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

  NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITY SECURITIES WITH OTTI LOSSES

                                                                                              AOCI GAIN
                                                                                                (LOSS)
                                              NET UNREALIZED                   DEFERRED       RELATED TO
                                                  GAINS                         INCOME      NET UNREALIZED
                                               (LOSSES) ON                     TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC AND VOBA   (LIABILITY)   GAINS (LOSSES)
                                              --------------  -------------  -------------  --------------
                                                                      (IN MILLIONS)
BALANCE, JANUARY 1, 2013.....................   $          2  $          (1) $          --    $          1
Net investment gains (losses) arising during
  the period.................................             (5)            --             --              (5)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             (1)            --             --              (1)
   Excluded from Net earnings (loss)/(1)/....             --             --             --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC and VOBA..............................             --            (48)            --             (48)
   Deferred income taxes.....................             --             --             19              19
                                                ------------  -------------  -------------    ------------
BALANCE, DECEMBER 31, 2013...................   $         (4) $         (49) $          19    $        (34)
                                                ============  =============  =============    ============

BALANCE, JANUARY 1, 2012.....................   $         (5) $           1  $           2    $         (2)
Net investment gains (losses) arising during
  the period.................................              6             --             --               6
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              1             --             --               1
   Excluded from Net earnings (loss)/(1)/....             --             --             --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC and VOBA..............................             --             (2)            --              (2)
   Deferred income taxes.....................             --             --             (2)             (2)
                                                ------------  -------------  -------------    ------------
BALANCE, DECEMBER 31, 2012...................   $          2  $          (1) $          --    $          1
                                                ============  =============  =============    ============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                               AOCI GAIN
                                                                                                 (LOSS)
                                              NET UNREALIZED                    DEFERRED       RELATED TO
                                                  GAINS                          INCOME      NET UNREALIZED
                                               (LOSSES) ON                      TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC AND VOBA    (LIABILITY)   GAINS (LOSSES)
                                              --------------  -------------  --------------  --------------
                                                                      (IN MILLIONS)
BALANCE, JANUARY 1, 2013.....................   $        156  $         (31) $          (44) $           81
Net investment gains (losses) arising during
  the period.................................            (84)            --              --             (84)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            (67)            --              --             (67)
   Excluded from Net earnings (loss)/(1)/....             --             --              --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC and VOBA..............................             --             91              --              91
   Deferred income taxes.....................             --             --              21              21
                                                ------------  -------------  --------------  --------------
BALANCE, DECEMBER 31, 2013...................   $          5  $          60  $          (23) $           42
                                                ============  =============  ==============  ==============

BALANCE, JANUARY 1, 2012.....................   $        115  $         (27) $          (31) $           57
Net investment gains (losses) arising during
  the period.................................             37             --              --              37
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              4             --              --               4
Impact of net unrealized investment gains
  (losses) on:
   DAC and VOBA..............................             --             (4)             --              (4)
   Deferred income taxes.....................             --             --             (13)            (13)
                                                ------------  -------------  --------------  --------------
BALANCE, DECEMBER 31, 2012...................   $        156  $         (31) $          (44) $           81
                                                ============  =============  ==============  ==============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 143 issues at December 31, 2013 and the 76 issues at December 31, 2012 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ---------------------  ---------------------  ---------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                              ---------- ----------  ---------- ----------  ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2013
-----------------
Fixed Maturity Securities:
  Corporate.................................. $      109  $      (6)  $      38 $       (2)  $     147  $      (8)
  U.S. Treasury, government and agency.......         21         --          --         --          21         --
  States and political subdivisions..........          1         --          --         --           1         --
  Commercial mortgage-backed.................         13        (13)          8        (10)         21        (23)
  Redeemable preferred stock.................          8         (2)         --         --           8         (2)
                                              ----------  ---------   --------- ----------   ---------  ---------

Total........................................ $      152  $     (21)  $      46 $      (12)  $     198  $     (33)
                                              ==========  =========   ========= ==========   =========  =========

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ---------------------  ---------------------  ---------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                              ---------- ----------  ---------- ----------  ---------- ----------
                                                                         (IN MILLIONS)

December 31, 2012
-----------------
Fixed Maturity Securities:
  Corporate..................................  $      44  $      --   $      14  $      (1)  $      58  $      (1)
  U.S. Treasury, government and agency.......          1         --          --         --           1         --
  Foreign governments........................         --         --           2         --           2         --
  Commercial mortgage-backed.................         --         (1)         26        (26)         26        (27)
  Redeemable preferred stock.................         14         --          30         (1)         44         (1)
                                               ---------  ---------   ---------  ---------   ---------  ---------

Total........................................  $      59  $      (1)  $      72  $     (28)  $     131  $     (29)
                                               =========  =========   =========  =========   =========  =========

   MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 2.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2013 and 2012 were $27 million and $27 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2013 and 2012, respectively, approximately $60 million and $125 million, or 8.4% and 6.7%, of the $712 million and $1,868 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $22 million and $17 million at December 31, 2013 and 2012, respectively.

   MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio before September 30, 2013 included residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically had clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2013 and 2012, respectively, MLOA owned $0 million and $0 million in RMBS backed by subprime residential mortgage loans. RMBS backed by subprime residential mortgages were fixed income investments supporting General Account liabilities.

   At December 31, 2013, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $2 million.

   Valuation Allowances for Mortgage Loans:

   Allowances for credit losses for mortgage loans in 2013, 2012 and 2011 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                               2013      2012    2011
                                              ------    ------  ------
                                                  (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    4    $    3  $    2
   Charge-offs...............................     --        --      --
   Recoveries................................     (1)       --      --
   Provision.................................     --         1       1
                                                ------   ------  ------
Ending Balance, December 31,................. $    3    $    4  $    3
                                                ======   ======  ======

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $    3    $    4  $    3
                                                ======   ======  ======

   There were no allowances for credit losses for agricultural mortgage loans in 2013, 2012 and 2011.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the loan-to-value and debt service coverage ratio for commercial mortgage loans at December 31, 2013, and 2012, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2013

                                                         DEBT SERVICE COVERAGE RATIO
                                              -------------------------------------------------
                                                                                         LESS    TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO  THAN   MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X    1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- ------- --------
                                                                    (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $     -- $    --  $   16 $    -- $    -- $    -- $     16
  50% - 70%..................................        --      --      --       6      --      --        6
  70% - 90%..................................        --      --      --      --      --      --       --
  90% plus...................................         9      --      --      --      --      --        9
                                               -------- -------  ------ ------- ------- ------- --------

Total Commercial Mortgage Loans..............  $      9 $    --  $   16 $     6 $    -- $    -- $     31
                                               ======== =======  ====== ======= ======= ======= ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2012

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                          Less    Total
                                               Greater  1.8x to 1.5x to 1.2x to 1.0x to   than   Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x    1.2x     1.0x    Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- ------- -------- ------- --------
Commercial Mortgage Loans/(1)/                                       (In Millions)
  0% - 50%...................................   $     4 $    -- $    17  $   -- $     12 $    --  $    33
  50% - 70%..................................        --      --      --       6       --      --        6
  70% - 90%..................................        --      --      --      --       --      --       --
  90% plus...................................        10      --      --      --       --      --       10
                                                ------- ------- -------  ------ -------- -------  -------

Total Commercial Mortgage Loans..............   $    14 $    -- $    17  $    6 $     12 $    --  $    49
                                                ======= ======= =======  ====== ======== =======  =======

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2013 and 2012, respectively.

              AGE ANALYSIS OF PAST DUE COMMERCIAL MORTGAGE LOANS

                                                                                                             RECORDED
                                                                                                            INVESTMENT
                                                                                             TOTAL    (GREATER THAN) 90 DAYS
                                              30-59 60-89      90 DAYS                     FINANCING           AND
                                              DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT RECEIVABLES        ACCRUING
                                              ----- ----- ----------------- ----- ------- ----------- ----------------------
                                                                              (IN MILLIONS)
DECEMBER 31, 2013
-----------------

Total Commercial
  Mortgage Loans............................. $  -- $  --          $     -- $  --  $   31  $       31             $       --
                                              ===== =====          ======== =====  ======  ==========             ==========

December 31, 2012
-----------------

Total Commercial Mortgage Loans.............. $  -- $  --          $     -- $  --  $   49  $       49             $       --
                                              ===== =====          ======== =====  ======  ==========             ==========

   The following table provides information relating to impaired loans at December 31, 2013 and 2012, respectively.

                     COMMERCIAL MORTGAGE LOANS -- IMPAIRED

                                                          UNPAID                  AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL   RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE   ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- --------- ----------  --------------  ----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2013
-----------------

  With no related allowance recorded......... $       --  $     -- $       --     $        --  $       --
  With related allowance recorded............ $        9  $      9 $       (3)    $        10  $       --

December 31, 2012
-----------------

  With no related allowance recorded......... $       --  $     -- $       --     $        --  $       --
  With related allowance recorded............ $       10  $     10 $       (4)    $        10  $       --

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Investments

   MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2013 and 2012 were $1 million and $2 million, respectively.

   The following table presents MLOA's investment in 2.6 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

                                               2013   2012
                                              -----  -----
                                              (IN MILLIONS)

Balance at January 1,........................ $  69  $  72
Equity in net earnings (loss)................     5      2
Impact of repurchase/issuance of
  AllianceBernstein Units....................    --     (2)
Dividends received...........................    (4)    (3)
                                              -----  -----
Balance at December 31,...................... $  70  $  69
                                              =====  =====

   The tables below detail the condensed balance sheets and statements of earnings (loss) of AllianceBernstein and MLOA's equity investment and equity in earnings (loss) of AllianceBernstein.

                                              DECEMBER 31,
                                              -------------
                                               2013   2012
                                              ------ ------
                                              (IN MILLIONS)
BALANCE SHEETS:
Total Assets................................. $7,386 $8,115
                                              ====== ======
Total Liabilities............................  3,316  4,312
Total Partners' Capital......................  4,070  3,803
                                              ------ ------
  Total Liabilities and Partners' Capital.... $7,386 $8,115
                                              ====== ======
MLOA's Equity investment in AllianceBernstein $   70 $   69
                                              ====== ======

                                               2013   2012   2011
                                              ------ ------ ------
                                                  (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS):
Total revenues............................... $2,915 $2,737 $2,750
                                              ------ ------ ------
Total Expenses...............................  2,351  2,534  2,958
                                              ------ ------ ------
  Net Earnings (Loss)........................ $  518 $  189 $ (175)
                                              ====== ====== ======
MLOA's Equity in earnings (loss) of
  AllianceBernstein.......................... $    5 $    2 $   (2)
                                              ====== ====== ======

   Derivatives and Offsetting Assets and Liabilities

   MLOA uses derivatives for asset/liability risk management primarily to reduce exposures to equity market risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the State of Arizona Insurance Department ("AID"). Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   MLOA uses equity index options on the S&P 500, Russell 2000, Morgan Stanley Capital International ("MSCI"), Europe, Australasia and Far East ("EAFE"), for the purpose of hedging crediting rate exposure in its Market Stabilizer Option(R) ("MSO") in the MLOA's variable life insurance products and Indexed Universal Life ("IUL") insurance products. This involves entering into a package of calls and/or put options whose payoff mimics the crediting rate embedded in individual segments of the products.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to MLOA if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates MLOA would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in over-the-counter ("OTC") derivative transactions, MLOA generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements. MLOA further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   The tables below present quantitative disclosures about MLOA's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY

                                                             FAIR VALUE
                                                       -----------------------
                                                                               GAINS (LOSSES)
                                              NOTIONAL    ASSET     LIABILITY    REPORTED IN
                                               AMOUNT  DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                              -------- ----------- ----------- ---------------
                                                                (IN MILLIONS)
AT OR FOR THE YEAR ENDED DECEMBER 31, 2013:
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Options....................................  $   158   $      20  $        6   $           8
                                                                                 -------------
     NET INVESTMENT INCOME (LOSS)............                                                8
                                                                                 -------------

EMBEDDED DERIVATIVES:
  GMIB reinsurance contracts/(2)/............       --          --          --              (7)
  MSO and IUL indexed features/(3)/..........       --          --          14              (8)
                                               -------   ---------  ----------   -------------

Balances, December 31, 2013..................  $   158   $      20  $       20   $          (7)
                                               =======   =========  ==========   =============

At or For the Year Ended December 31, 2012:
Freestanding derivatives:
Equity contracts:/(1)/
  Options....................................  $    29   $       2  $        1   $          --
                                                                                 -------------
     Net investment income (loss)............                                               --
                                                                                 -------------

Embedded derivatives:
  GMIB reinsurance contracts/(2)/............       --           7          --              (2)
                                               -------   ---------  ----------   -------------
  Balances, December 31, 2012................  $    29   $       9  $        1   $          (2)
                                               =======   =========  ==========   =============

  /(1)/Reported in Other invested assets in MLOA's balance sheets. /(2)/Reported in Other assets in MLOA's balance sheets.
  /(3)/MSO and IUL are reported in Future policyholders' benefits and other policyholders' liabilities in the balance sheets.

   The standardized ISDA Master Agreement under which MLOA conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, MLOA will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   Under the ISDA Master Agreement, MLOA generally has executed a CSA with each of its OTC derivative counterparties that require both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of MLOA's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities. MLOA nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2013 and 2012, respectively, MLOA held $12 million and $0 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2013 and 2012 was not material.

   On June 10, 2013, new derivative regulations under Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act went into effect, requiring financial entities, including U.S. life insurers, to clear newly executed OTC interest rate swaps with central clearing houses, and to post larger sums of higher quality collateral, among other provisions. Counterparties subject to these new regulations are required to post initial margin to the clearing house as well as variation margin to cover any daily negative mark-to-market movements in the value of newly executed OTC interest rate swap contracts. Centrally cleared OTC interest rate swap contracts, protected by initial margin requirements and higher quality collateral-eligible assets, are expected to reduce the risk of loss in the event of counterparty default. MLOA has counterparty exposure to the clearing house and its clearing broker for futures and OTC derivative contracts. Since the introduction of these new derivative regulations, there have been no significant impacts from the Company's compliance as existing derivative positions are grandfathered. Similarly, MLOA does not expect the new regulations to materially increase the amount or change the quality of collateral that otherwise would have been imposed directly with its counterparties under CSAs.

   The following table presents information about MLOA's offsetting of financial assets and liabilities and derivative instruments at December 31, 2013.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2013

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                            (IN MILLIONS)
ASSETS
DESCRIPTION
Derivatives:
Equity contracts.............................  $      20   $          6  $            14
                                               ---------   ------------  ---------------
  Total Derivatives, subject to an ISDA
   Master Agreement/(1)/.....................         20              6               14
Other financial instruments..................         70             --               70
                                               ---------   ------------  ---------------
  Other invested assets......................  $      90   $          6  $            84
                                               =========   ============  ===============

LIABILITIES
DESCRIPTION
Derivatives:
Equity contracts.............................  $       6   $          6  $            --
                                               ---------   ------------  ---------------
  Total Derivatives, subject to an ISDA
   Master Agreement/(1)/.....................          6              6               --
Other financial liabilities..................         83             --               83
                                               ---------   ------------  ---------------
  Other liabilities..........................  $      89   $          6  $            83
                                               =========   ============  ===============

  /(1)/There were no derivatives not subject to ISDA Master Agreements at December 31, 2013.

   The following table presents information about MLOA's gross collateral amounts that are not offset in the balance sheets at December 31, 2013.

           GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE BALANCE SHEETS
                             AT DECEMBER 31, 2013

                                                               COLLATERAL (RECEIVED)/HELD
                                                NET AMOUNTS    -------------------------
                                              PRESENTED IN THE  FINANCIAL                   NET
                                               BALANCE SHEETS  INSTRUMENTS      CASH      AMOUNTS
                                              ---------------- -----------     ------     --------
                                                              (IN MILLIONS)
ASSETS
Counterparty A...............................    $           6  $       --     $   (6)    $     --
Counterparty H...............................                1          --         --            1
Counterparty K...............................                2          --         (2)          --
Counterparty L...............................                4          --         (4)          --
                                                 -------------  ----------        ------  --------
  Total Derivatives..........................    $          13  $       --     $  (12)    $      1
Other financial assets.......................               71          --         --           71
                                                 -------------  ----------        ------  --------
OTHER INVESTED ASSETS........................    $          84  $       --     $  (12)    $     72
                                                 =============  ==========        ======  ========

   The following table presents information about MLOA's offsetting of financial assets and liabilities and derivative instruments at 2012.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2012

                                                             Gross
                                                Gross       Amounts       Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                            (In Millions)
ASSETS
Description
Derivatives:
Equity contracts.............................  $       2    $         1     $          1
                                               ---------    -----------     ------------
Total Derivatives, subject to an ISDA Master
  Agreement/(1)/.............................          2              1                1
Other financial instruments..................         70             --               70
                                               ---------    -----------     ------------
  Other invested assets......................  $      72    $         1     $         71
                                               =========    ===========     ============

LIABILITIES
Description
Derivatives:
Equity contracts.............................  $       1    $         1     $         --
                                               ---------    -----------     ------------
Total Derivatives, subject to an ISDA Master
  Agreement/(1)/.............................          1              1               --
Other financial liabilities..................         52             --               52
                                               ---------    -----------     ------------
  Other liabilities..........................  $      53    $         1     $         52
                                               =========    ===========     ============

  /(1)/There were no derivatives not subject to ISDA Master Agreements at December 31, 2012.

   The following table presents information about MLOA's gross collateral amounts that are not offset in the balance sheets at December 31, 2012.

           Gross Collateral Amounts Not Offset in the Balance Sheets
                             At December 31, 2012

                                                               Collateral (Received)/Held
                                                Net Amounts    --------------------------
                                              Presented in the  Financial                     Net
                                                Balance Sheets Instruments      Cash        Amounts
                                              ---------------- -----------   -----------  -----------
                                                                 (In Millions)
ASSETS
Counterparty H...............................                1          --            --            1
                                                  ------------   -----------  ----------- -----------
  Total Derivatives..........................     $          1 $        --   $        --  $         1
Other financial assets.......................               70          --            --           70
                                                  ------------   -----------  ----------- -----------
  Other invested assets......................     $         71 $        --   $        --  $        71
                                                  ============   ===========  =========== ===========

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                               2013   2012    2011
                                              -----  ------  ------
                                                  (IN MILLIONS)
Fixed maturities............................. $  79  $   97  $  102
Mortgage loans on real estate................     2       9      10
Policy loans.................................     6       8       8
Derivative instruments.......................     8      --      --
                                              -----  ------  ------
Gross investment income (loss)...............    95     114     120
Investment expenses..........................    (3)     (4)     (4)
                                              -----  ------  ------
  Net Investment Income (Loss)............... $  92  $  110  $  116
                                              =====  ======  ======

   For 2013, Net investment income (loss) from derivatives included $2 million of realized gains (losses) on contracts closed during those periods and $6 million of unrealized gains (losses) on derivative positions at year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                              2013   2012   2011
                                              ----- -----  -----
                                                 (IN MILLIONS)
Fixed maturities............................. $  67 $  (5) $  (2)
Impact of (repurchase) issuance of
  AllianceBernstein Units....................    --    (2)     2
Mortgage loans on real estate................     1     2     (1)
                                              ----- -----  -----
Investment Gains (Losses), Net............... $  68 $  (5) $  (1)
                                              ===== =====  =====

4) VALUE OF BUSINESS ACQUIRED

   The following table presents MLOA's VOBA asset at December 31, 2013 and 2012:

                                               GROSS     ACCUMULATED
                                              CARRYING   AMORTIZATION
                                               AMOUNT     AND OTHER        NET
                                              -------- ------------       ------
                                                        (IN MILLIONS)
VOBA
----
DECEMBER 31, 2013............................ $    416  $      (398)/(1)/    $18
                                              ========  ===========       ======
December 31, 2012............................ $    416  $      (313)      $  103
                                              ========  ===========       ======

  /(1)/Includes reactivity to unrealized investment gains (losses) and $117 million of accelerated VOBA amortization resulting from the reinsurance agreement with Protective Life which is included in the deferred cost of reinsurance.

   For 2013, 2012 and 2011, amortization (negative amortization) expense related to VOBA was $11 million, $(13) million and $10 million, respectively. VOBA amortization is estimated to range between $1 million and $3 million annually through 2018.

5) FAIR VALUE DISCLOSURES

   Assets measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2013 and 2012, no assets were required to be measured at fair value on a non-recurring basis.

                            FAIR VALUE MEASUREMENTS

                                               LEVEL 1  LEVEL 2 LEVEL 3  TOTAL
                                               -------- ------- ------- --------
                                                         (IN MILLIONS)
DECEMBER 31, 2013
-----------------
ASSETS:
Investments:
  Fixed maturity Securities,
  available-for-sale:
   Corporate.................................. $     --  $  624   $   9 $    633
   U.S. Treasury, government and agency.......       --      34      --       34
   States and political subdivisions..........       --       6      --        6
   Commercial mortgage-backed.................       --      --      24       24
   Redeemable preferred stock.................        8       8      --       16
                                               --------  ------   ----- --------
     Subtotal.................................        8     672      33      713
                                               --------  ------   ----- --------
  Other equity investments....................        1      --      --        1
  Options.....................................       --      14      --       14
Cash equivalents..............................      127      --      --      127
Separate Accounts' assets.....................    1,823      15      --    1,838
                                               --------  ------   ----- --------
   Total Assets............................... $  1,959  $  701   $  33 $  2,693
                                               ========  ======   ===== ========

LIABILITIES:
MSO and IUL indexed features' liability....... $     --  $   14   $  -- $     14
                                               --------  ------   ----- --------
   Total Liabilities.......................... $     --  $   14   $  -- $     14
                                               ========  ======   ===== ========

December 31, 2012
-----------------
Assets:
Investments:
  Fixed maturity Securities,
  available-for-sale:
   Corporate.................................. $     --  $1,684   $  35 $  1,719
   U.S. Treasury, government and agency.......       --     113      --      113
   States and political subdivisions..........       --      28      --       28
   Foreign governments........................       --       2      --        2
   Commercial mortgage-backed.................       --      --      35       35
   Residential mortgage-backed/(1)/...........       --      20      --       20
   Asset-backed/(2)/..........................       --       5       6       11
   Redeemable preferred stock.................       37      61      --       98
                                               --------  ------   ----- --------
     Subtotal.................................       37   1,913      76    2,026
                                               --------  ------   ----- --------
  Other equity investments....................        1      --      --        1
Cash equivalents..............................      145      --      --      145
GMIB reinsurance contracts....................       --      --       7        7
Separate Accounts' assets.....................    1,623      15      --    1,638
                                               --------  ------   ----- --------
   Total Assets............................... $  1,806  $1,928   $  83 $  3,817
                                               ========  ======   ===== ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2013 and 2012, respectively, the fair value of public fixed maturities is approximately $556 million and $1,557 million or approximately 20.6% and 40.9% of MLOA's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts measured at fair value on a recurring basis at December 31, 2012). The fair values of MLOA's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which MLOA maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, MLOA ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, MLOA may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which MLOA's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2013 and 2012, respectively, the fair value of private fixed maturities is approximately $157 million and $469 million or approximately 5.8% and 12.3% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect MLOA's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   At December 31, 2013 and 2012, respectively, investments classified as Level 1 comprise approximately 72.8% and 47.4% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2013 and 2012, respectively, investments classified as Level 2 comprise approximately 26.0% and 50.6% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2012, $20 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors. At December 31, 2013 MLOA did not own any AAA-rated mortgage- and asset-backed securities.

   MLOA currently offers indexed investment options in the IUL product and in the MSO investment option available in some life contracts. These investment options, which depending on the product and on the index selected can currently have 1 or 3 year terms, provide for participation in the performance of specified indices up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2013 and 2012, respectively, investments classified as Level 3 comprise approximately 1.2% and 2.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2012, were approximately $9 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $24 million and $41 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2013 and 2012, respectively. At
   June 30, 2013, MLOA changed its methodology for measuring the fair value of CMBS securities below the senior AAA tranche from a risk-adjusted present value technique to pricing obtained from an independent valuation service vendor as returning liquidity in CMBS markets contributed to the availability of more reliable and representative measures of fair value. In applying the risk-adjusted present value technique in periods prior to June 30, 2013, MLOA adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   Level 3 amounts at December 31, 2012 also include the GMIB reinsurance contract asset which was accounted for as derivative contract. The GMIB reinsurance contract asset's fair value reflected the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios. The valuation of the GMIB reinsurance contract asset incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of MLOA are considered in determining the fair values of its GMIB reinsurance contract asset, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, MLOA made no adjustment to reduce the fair value of its GMIB asset at December 31, 2012 to recognize incremental counterparty non-performance risk.

   In 2013, there were no AFS fixed maturities transferred from Level 2 into the Level 3 or from Level 3 to Level 2 classification.

   In 2012, AFS fixed maturities with fair values of $3 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.4% of total equity at December 31, 2012.

   The table below presents a reconciliation for all Level 3 assets at December 31, 2013 and 2012, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                 COMMERCIAL                     GMIB
                                                                 MORTGAGE-       ASSET-      REINSURANCE
                                                  CORPORATE        BACKED        BACKED       CONTRACTS
                                                -------------  -------------  ------------  ------------
                                                                      (IN MILLIONS)
BALANCE, JANUARY 1, 2013....................... $          35  $          35  $          6  $          7
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            --             --            --            --
     Investment gains (losses), net............             2             (9)            2            --
     Increase (decrease) in the fair value
       of reinsurance contracts................            --             --            --            (7)
                                                -------------  -------------  ------------  ------------
  Subtotal.....................................             2             (9)            2            (7)
                                                -------------  -------------  ------------  ------------
Other comprehensive income (loss)..............            (2)            (1)           (2)           --
Purchases......................................            --             --            --            --
Sales..........................................           (26)            (1)           (6)           --
Transfers into Level 3/(1)/....................            --             --            --            --
                                                -------------  -------------  ------------  ------------
BALANCE, DECEMBER 31, 2013..................... $           9  $          24  $         --  $         --
                                                =============  =============  ============  ============

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                 COMMERCIAL                    GMIB
                                                                 MORTGAGE-       ASSET-     REINSURANCE
                                                  CORPORATE        BACKED        BACKED      CONTRACTS
                                                -------------  -------------  ------------ ------------
                                                                     (IN MILLIONS)

BALANCE, JANUARY 1, 2012....................... $          34  $          29  $          5 $          9
Total gains (losses), realized and
  unrealized included in:
   Earnings (loss) as:
     Net investment income (loss)..............            --             --            --           --
     Investment gains (losses), net............             1             (7)           --           --
     Increase (decrease) in the fair value
       of reinsurance contracts................            --             --            --           (2)
                                                -------------  -------------  ------------ ------------
  Subtotal..................................... $           1  $          (7) $         -- $         (2)
                                                -------------  -------------  ------------ ------------
Other comprehensive income (loss)..............            --             13             1           --
Sales..........................................            (3)            --            --           --
Transfers into Level 3/(1)/....................             3             --            --           --
                                                -------------  -------------  ------------ ------------
BALANCE, DECEMBER 31, 2012..................... $          35  $          35  $          6 $          7
                                                =============  =============  ============ ============

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2013 and 2012 by category for Level 3 assets still held at December 31, 2013 and 2012, respectively.

                                                 EARNINGS (LOSS)
                                                -----------------
                                                    INCREASE
                                                (DECREASE) IN THE
                                                  FAIR VALUE OF
                                                   REINSURANCE
                                                    CONTRACTS      OCI
                                                -----------------  ---
LEVEL 3 INSTRUMENTS
FULL YEAR 2013
STILL HELD AT DECEMBER 31, 2013:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Commercial mortgage-backed................                --   (2)
     Other fixed maturities,
       available-for-sale......................                --   --
                                                  ---------------  ---
       Total...................................   $            --  $(2)
                                                  ===============  ===

Level 3 Instruments
Full Year 2012
Still Held at December 31, 2012:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Commercial mortgage-backed................                --   13
     Other fixed maturities,
       available-for-sale......................                --    1
                                                  ---------------  ---
       Subtotal................................   $            --  $14
                                                  ---------------  ---
     GMIB reinsurance contracts................                (2)  --
                                                  ---------------  ---
       Total...................................   $            (2) $14
                                                  ===============  ===

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2012. At December 31, 2013 all Level 3 investments primarily consist of certain debt securities with limited trading activity, including corporate and CMBS instruments. Their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2012

                                Fair       Valuation        Significant Unobservable
                                Value      Technique                 Input                  Range
                                ----- --------------------- ------------------------  -----------------
                                                             (In Millions)
Assets:
Investments:
  Fixed maturity securities,
  available-for- sale:
   Corporate...................  $11  Matrix pricing model           Spread over the
                                                                   industry-specific
                                                               benchmark yield curve  600 bps - 650 bps
-------------------------------------------------------------------------------------------------------

   Commercial mortgage-backed..   35  Discounted Cash flow          Constant default    3.0% - 25.0%
                                                                 rate Probability of        55.0%
                                                                        default Loss        49.0%
                                                              severity Discount rate   3.72% - 13.42%
-------------------------------------------------------------------------------------------------------

   GMIB reinsurance contracts..    7  Discounted Cash flow    Lapse Rates Withdrawal    2.5% - 27.5%
                                                              Rates GMIB Utilization        3.5%
                                                               Rates Non-performance    0.0% - 15.0%
                                                             risk Volatility rates -      13.5 bps
                                                                              Equity    24.0% - 36.0%
-------------------------------------------------------------------------------------------------------

   Excluded from the table above at December 31, 2013 and 2012, are approximately $33 million and $30 million, respectively, Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by MLOA and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 100.0% and 39.5% of total assets classified as Level 3 and represent only 1.2% and 0.8% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in MLOA's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above at December 31, 2012 are approximately $11 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 that is determined by application of a matrix pricing model, representing approximately 31.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   At December 31, 2012, commercial mortgage-backed securities classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which MLOA applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities. At December 31, 2013, all CMBS securities were valued using prices obtained from an independent valuation service vendor and therefore were excluded from the quantitative disclosures discussed above.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above were developed using Company data. Validations of unobservable inputs are performed to the extent MLOA has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of MLOA's GMIB reinsurance contract asset were lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset included dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The carrying values and fair values at December 31, 2013 and December 31, 2012 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                 FAIR VALUE
                                              CARRYING -------------------------------
                                               VALUE   LEVEL 1 LEVEL 2 LEVEL 3  TOTAL
                                              -------- ------- ------- ------- -------
                                                           (IN MILLIONS)
DECEMBER 31, 2013
-----------------
Mortgage loans on real estate................  $    28 $    -- $    -- $    28 $    28
Policyholders liabilities: Investment
  contracts..................................      193      --      --     196     196

December 31, 2012
-----------------
Mortgage loans on real estate................  $    45 $    -- $    -- $    46 $    46
Policyholders liabilities: Investment
  contracts..................................      200      --      --     233     233

   Fair values for commercial mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC"), single premium deferred annuities and certain annuities, which are included in Policyholder's account balances, are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk.

6) GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB and GMIB

   MLOA has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB     TOTAL
                                              --------  -------- --------
                                                     (IN MILLIONS)

Balance at January 1, 2011................... $      6  $      2 $      8
  Paid guarantee benefits....................       (2)       --       (2)
  Other changes in reserve...................        3        --        3
                                              --------  -------- --------
Balance at December 31, 2011.................        7         2        9
  Paid guarantee benefits....................       (2)       --       (2)
  Other changes in reserve...................        3        --        3
                                              --------  -------- --------
Balance at December 31, 2012.................        8         2       10
  Paid guarantee benefits....................       (3)       --       (3)
  Other changes in reserve...................       --        --       --
                                              --------  -------- --------
Balance at December 31, 2013................. $      5  $      2 $      7
                                              ========  ======== ========

   Related GMDB reinsurance ceded amounts were:

                                                                          GMDB
                                                                      -------------
                                                                      (IN MILLIONS)

Balance at January 1, 2011...........................................   $         3
  Paid guarantee benefits............................................            --
  Other changes in reserve...........................................             1
                                                                        -----------
Balance at December 31, 2011.........................................             4
  Other changes in reserve...........................................             1
                                                                        -----------
Balance at December 31, 2012.........................................             5
  Paid guarantee benefits............................................            (1)
  Other changes in reserve...........................................             1
                                                                        -----------
Balance at December 31, 2013.........................................   $         5
                                                                        ===========

   The GMIB reinsurance contracts through September 30, 2013 were considered derivatives and were reported at fair value. As a result of the Reinsurance agreement with Protective Life, MLOA reinsured 100% of the insurance risk and benefits associated with the GMIB reinsurance contracts to Protective Life. As a result, MLOA's GMIB reinsurance contracts are no longer considered an embedded derivative and the ceded reserve is calculated on the same basis as the gross reserve. At December 31, 2013 the GMIB reinsurance ceded liability amount totaled $2 million.

   The December 31, 2013 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN OF
                                                PREMIUM    RATCHET   ROLL-UP    COMBO     TOTAL
                                               ---------  --------  ---------  -------  --------
                                                             (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................  $    119  $    192  $     N/A  $    30  $    341
   Separate Accounts..........................  $    321  $    407  $     N/A  $    62  $    790
  Net amount at risk, gross...................  $      2  $     33  $     N/A  $    11  $     46
  Net amount at risk, net of amounts
   reinsured..................................  $     --  $     --  $     N/A  $    --  $     --
  Average attained age of contractholders.....      66.2      66.9        N/A     67.0      66.6
  Percentage of contractholders over age 70...      26.8%     27.5%       N/A     26.7%     27.2%
  Contractually specified interest rates......       N/A       N/A        N/A      5.0%      5.0%

GMIB:
-----
  Account values invested in:
   General Account............................       N/A       N/A  $      30  $   N/A  $     30
   Separate Accounts..........................       N/A       N/A  $      61  $   N/A  $     61
  Net amount at risk, gross...................       N/A       N/A  $       2  $   N/A  $      2
  Net amount at risk, net of amounts
   reinsured..................................       N/A       N/A  $      --  $   N/A  $     --
  Weighted average years remaining until
   annuitization..............................       N/A       N/A        1.5      N/A       1.5
  Contractually specified interest rates......       N/A       N/A        5.0%     N/A       5.0%

   The liabilities for MSO and IUL features, not included above, was $14 million at December 31, 2013, which are accounted for as embedded derivatives. The liabilities for MSO and IUL reflect the present value of expected future payments assuming the segments are held to maturity.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                              DECEMBER 31,
                                              -------------
                                               2013   2012
                                              ------ ------
                                              (IN MILLIONS)
GMDB:
-----
Equity....................................... $  696 $  643
Fixed income.................................     57     73
Balanced.....................................     16     15
Other........................................     21     28
                                              ------ ------
Total........................................ $  790 $  759
                                              ====== ======

GMIB:
-----
Equity....................................... $   52 $   47
Fixed income.................................      8      9
Other........................................      1      3
                                              ------ ------
Total........................................ $   61 $   59
                                              ====== ======

    C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At
   December 31, 2013 and 2012, MLOA had liabilities of $1 million and $1 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders' liabilities.

7) REINSURANCE

   On October 1, 2013, MLOA entered into an agreement with Protective Life to reinsure an in-force book of life insurance and annuity policies, written primarily prior to 2004. As of December 31, 2013 included in MLOA's balance sheet were Amounts due from reinsurers of $1,207 million (net of ceded policy loans) relating to the reinsurance agreement with Protective Life. During 2013, total premiums ceded to Protective Life were $6 million and policyholder benefits ceded in 2013 were $18 million. As of December 31, 2013 Protective Life is rated AA-. As a result of the reinsurance agreement Protective Life will receive all the benefits from and assumes all the risks from other reinsurance contracts to which MLOA was a party for the block of business reinsured.

   For business not reinsured with Protective Life, MLOA generally reinsures its variable life, interest-sensitive life and term life insurance policies on an excess of retention basis. In 2013, MLOA generally retained up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of those limits MLOA typically obtained reinsurance from unaffiliated third parties. The reinsurance arrangements obligate the reinsurer to pay a portion of any death claim in excess of the amount MLOA retained in exchange for an agreed-upon premium.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2012 was $7 million. The increases (decreases) in fair value were $(2) million and $7 million for 2012 and 2011, respectively.

   At December 31, 2013 and 2012, respectively, reinsurance recoverables related to insurance contracts amounted to $1,304 million and $158 million, of which $51 million in 2013 (not including Protective Life) and $53 million in 2012 related to one specific reinsurer, which is rated AA- with the remainder of the reinsurers rated BBB and above or not rated. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. MLOA evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   The following table summarizes the effect of reinsurance:

                                               2013   2012   2011
                                              -----  -----  -----
                                                 (IN MILLIONS)

Direct premiums.............................. $  72  $  56  $  68
Assumed......................................     1      2      2
Reinsurance ceded............................   (48)   (26)   (28)
                                              -----  -----  -----
Premiums..................................... $  25  $  32  $  42
                                              =====  =====  =====
Variable Life and Investment-type Product
  Policy Fee Income Ceded.................... $  31  $  29  $  31
                                              =====  =====  =====
Policyholders' Benefits Ceded................ $ 125  $  84  $  39
                                              =====  =====  =====

8) RELATED PARTY TRANSACTIONS

   In 2013, MLOA used a portion of the consideration received from the reinsurance agreement with Protective to return $200 million of capital to its parent AEFS and to donate $20 million to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable its subsidiaries and affiliates, including MLOA.

   In August 2012, MLOA sold its entire portfolio of agricultural mortgage loans on real estate to AXA Equitable, an affiliate, in exchange for $42 million dollars in cash. MLOA recorded a pre-tax net realized gain of $3 million related to the sale.

   Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $89 million, $57 million and $54 million for 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, respectively, MLOA reported a $26 million and $23 million payable to AXA Equitable in connection with its service agreement.

   Various AXA affiliates, including MLOA, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. Beginning in 2008 AXA Global Life, in turn, retrocedes a quota share portion of these risks to MLOA on a one-year term basis.

   MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis and reinsured the no lapse guarantee riders through AXA RE Arizona Company.

   During 2013, 2012 and 2011, premiums, claims and expenses assumed and ceded under these agreements were not significant.

   In 2013, 2012 and 2011, respectively, MLOA paid AXA Distribution and its subsidiaries $47 million, $32 million and $24 million of commissions and fees for sales of insurance products. MLOA charged AXA Distribution's subsidiaries $29 million, $25 million and $3 million, respectively, for their applicable share of operating expenses in 2013, 2012 and 2011, pursuant to the Agreements for Services.

   In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $2 million and $2 million for 2013, 2012 and 2011, respectively.

9) SHARE-BASED COMPENSATION

   Certain employees of AXA Equitable, who perform services on a full-time basis for MLOA, participate in various share-based payment arrangements sponsored by AXA Financial. MLOA was allocated $3 million, $3 million and $1 million of compensation costs, included in Compensation and benefits in the statement of Earnings (Loss), for share-based payment arrangements during 2013, 2012 and 2011, respectively.

10)INCOME TAXES

   A summary of the income tax (expense) benefit in the statements of earnings
   (loss) follows:

                                                2013    2012    2011
                                              -------  ------  ------
                                                   (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $   (90) $   (4) $   39
  Deferred (expense) benefit.................      74      (2)    (38)
                                              -------  ------  ------
Total........................................ $   (16) $   (6) $    1
                                              =======  ======  ======

   The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings (loss), before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                               2013    2012    2011
                                              ------  ------  ------
                                                   (IN MILLIONS)
Tax at statutory rate........................ $  (15) $  (15) $  (26)
Dividends received deduction.................      1       2       2
Tax settlement...............................     --       9       7
Valuation allowance..........................     --      --      19
Prior year adjustment........................     (2)     --      --
Other........................................     --      (2)     (1)
                                              ------  ------  ------
Income Tax (Expense) Benefit................. $  (16) $   (6) $    1
                                              ======  ======  ======

   MLOA recorded an out-of-period adjustment in its financial statements as of and for the year ended December 31, 2013, increasing Current and deferred income taxes and Income tax expense by $2 million. MLOA has concluded the amount is not material.

   MLOA recognized a tax benefit in 2012 of $9 million related to the settlement with the IRS of the audit for tax years 2004 - 2007. The tax benefit for 2011 reflected a benefit in the amount of $19 million related to the determination that the valuation allowance previously established on deferred tax assets related to net operating loss carry forwards was no longer necessary and a $7 million benefit in settlement of refund claims for tax years 1994 - 1997.

   The components of the net deferred income taxes are as follows:

                                              DECEMBER 31, 2013  December 31, 2012
                                              ------------------ ------------------
                                              ASSETS LIABILITIES Assets Liabilities
                                              ------ ----------- ------ -----------
                                                          (IN MILLIONS)
Reserves and reinsurance.....................  $  77     $    --   $ --      $   21
DAC..........................................     --          56     --          46
VOBA.........................................     --           6     --          34
Investments..................................     --          13     --          25
Goodwill and other intangible assets.........     --           9     --           9
Other........................................     --           7      8          --
                                               -----     -------   ----      ------
Total........................................  $  77     $    91   $  8      $  135
                                               =====     =======   ====      ======

   MLOA does not provide income taxes on the undistributed earnings related to its investment in AllianceBernstein units except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2013, $6 million of accumulated undistributed earnings related to its investment in AllianceBernstein units were permanently invested. At existing applicable income tax rates, additional taxes of approximately $2 million would need to be provided if such earnings were remitted.

   At December 31, 2013 and 2012, respectively, the total amount of unrecognized tax benefits were $5 million and $4 million, all of which would affect the effective tax rate.

   MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2013 and 2012 were $0 million and $1 million, respectively. Tax (expense) benefit for 2013 reflected a benefit of $0 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              2013 2012  2011
                                              ---- ----  -----
                                               (IN MILLIONS)
Balance, beginning of year................... $  4 $ 17  $  16
Additions for tax positions of prior years...    1    1      1
Reductions for tax positions of prior years..   --   (2)    --
Settlements with tax authorities.............   --  (12)    --
                                              ---- ----  -----
Balance, End of Year......................... $  5 $  4  $  17
                                              ==== ====  =====

   In 2012, the IRS concluded its examination of the tax returns of MONY Life and its subsidiaries from the date of its acquisition by AXA Financial in 2004 through 2007. The completion of this examination resulted in the release of $12 million of unrecognized tax benefits for MLOA. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

11)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on investments that are not reflected in earnings (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              -------------------
                                              2013   2012   2011
                                              ----- ------ ------
                                                 (IN MILLIONS)
Unrealized gains (losses) on investments,
  net of adjustments......................... $   8 $   82 $   55
                                              ----- ------ ------
Total Accumulated Other Comprehensive Income
  (Loss)..................................... $   8 $   82 $   55
                                              ===== ====== ======

   The components of OCI for the past three years follow:

                                                   DECEMBER 31,
                                              ----------------------
                                               2013    2012    2011
                                              ------  ------  ------
                                                   (IN MILLIONS)
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year........................... $  (58) $   28  $   22
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/......    (44)      3       1
                                              ------  ------  ------
Change in net unrealized gains (losses) on
  investments................................   (102)     31      23
Adjustments for DAC and VOBA.................     28      (4)    (13)
                                              ------  ------  ------
Other Comprehensive Income (Loss), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(40) million,
  $15 million and $6 million................. $  (74) $   27  $   10
                                              ======  ======  ======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $24 million, $(2) million and $(1) million for 2013, 2012 and 2011.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the statements of earnings (loss). Amounts presented in the table above are net of tax.

12)LITIGATION

   INSURANCE LITIGATION

   MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   INSURANCE REGULATORY MATTERS

   MLOA is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. MLOA, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, MLOA is under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In addition, a number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the U.S. Social Security Administration's Death Master File or similar database, claims processing and payments to beneficiaries. In December 2012, MLOA received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to MLOA's relevant procedures. MLOA expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, MLOA, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers in the jurisdictions in which MLOA does business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. MLOA, like other life and health insurers, from time to time is involved in such actions and proceedings. Some of these actions and proceedings filed against MLOA have been brought on behalf of various alleged classes of plaintiffs and certain of these plaintiffs seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving MLOA should not have a material adverse effect on the financial position of MLOA. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on MLOA's results of operations in any particular period.

13)STATUTORY FINANCIAL INFORMATION

   MLOA is restricted as to the amounts it may pay as dividends to AEFS. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. This formula would permit MLOA to pay shareholder dividends not greater than $36 during 2014. For 2013, 2012 and 2011, MLOA's statutory net income (loss) was $34 million, $33 million and $35 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $367 million and $295 million at December 31, 2013 and 2012, respectively. There were no shareholder dividends paid to its parent by MLOA in 2013, 2012 and 2011. In 2013, MLOA utilized a portion of the consideration from the reinsurance agreement with Protective Life to return $200 million of surplus to its parent, AEFS.

   At December 31, 2013, MLOA, in accordance with various government and state regulations, had $6 million of securities on deposit with such government or state agencies.

   At December 31, 2013 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2013.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily:
   (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting and (j) cost of reinsurance is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

                                   PART C


                              OTHER INFORMATION


ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are included in Part B of the Registration Statement:

           The financial statements of MONY Life Insurance Company of America and MONY America Variable Account A are included in the Statement of Additional Information.

     (b) The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

          (1) Resolutions of Board of Directors of MONY Life Insurance Company of America authorizing the establishment of MONY America Variable Account A, adopted March 27, 1987, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

          (2)  Not applicable.

          (3) (a) Underwriting Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc. dated November 1, 1990, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

              (b) Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America, MONY Securities Corporation, and AXA Distributors, LLC, is incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

              (c) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit no. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

              (d) Form of Wholesale Broker-Dealer Supervisor and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit no. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

              (e) General Agent Sales Agreement dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-180068), filed on March 13,
                   2012.

              (e)  (i) First Amendment dated as of August 1, 2006 to General
                       Agent Sales Agreement dated as of August 1, 2006 by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Exhibit
                       (c)(9) to the Registration Statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

              (e)  (ii) Second Amendment dated as of April 1, 2008 to General
                        Agent Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC, is incorporated herein by reference to Exhibit (d) (ii) to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

              (f) Broker-Dealer Distribution and Servicing Agreement dated June
                  6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-180068), filed on March 13, 2012.


              (g) Broker-Dealer and General Agent Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America, AXA Advisors, LLC and AXA Network, LLC incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (333-56969), filed on April 25,
                   2014.

                (h) Wholesale Level Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (333-56969), filed on April 25, 2014.



           (4) Form of flexible payment variable annuity contract, incorporated herein by reference to post-effective amendment no. 32 to the registration statement on Form N-4 (File No. 33-20453) filed on April 22, 2005.


           (5) Form of application for flexible payment variable annuity contract, incorporated herein by reference to post-effective amendment no. 32 to the registration statement on Form N-4 (File No. 33-20453) filed on April 22, 2005.

           (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.


                (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 8 to the registration statement on Form N-4 (File No. 333-72632) filed on May 4, 2005.



           (7) Reinsurance Agreement by and among MONY Life Insurance Company of America and Protective Life Insurance Company, dated October 1, 2013, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (333-56969), filed on April 25, 2014.


           (8) (a) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

                (b) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to Exhibit 10.2 to Registration Statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.


           (9) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered, filed herewith.


           (10) (a) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company of America, filed herewith.

                (b)  Powers of Attorney, filed herewith.

           (11) Not applicable.

           (12) Not applicable.


ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

      * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

NAME AND PRINCIPAL BUSINESS ADDRESS                                                  POSITIONS AND OFFICES WITH MONY AMERICA
--------------------------------------------------------------------------  --------------------------------------------------------
DIRECTORS
Henri de Castries                                                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                                                               Director
AXA
25, Avenue Matignon
75008 Paris, France


NAME AND PRINCIPAL BUSINESS ADDRESS                                                          POSITIONS AND OFFICES WITH MONY AMERICA
--------------------------------------------------------------------------------  --------------------------------------------------
Barbara Fallon-Walsh                                                              Director
1670 Stephens Drive
Wayne, PA 19087

Danny L. Hale                                                                     Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                                                               Director
79, Clapham Common, West Side
London, England SW 49 AY

Peter S. Kraus                                                                    Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira                                                                 Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram L. Scott                                                                  Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky                                                                  Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan                                                                Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR
*Mark Pearson                                                                     Chairman of the Board, Chief Executive Officer,
                                                                                  Director and President

OTHER OFFICERS
*Dave S. Hattem                                                                   Senior Executive Vice President and General
                                                                                  Counsel

Heinz-Juergen Schwering                                                           Senior Executive Vice President and Chief Risk
                                                                                  Officer

*Nicholas B. Lane                                                                 Senior Executive Vice President and Head of
                                                                                  U.S. Life and Retirement

*Anders B. Malmstrom                                                              Senior Executive Vice President and Chief
                                                                                  Financial Officer

*Amy J. Radin                                                                     Senior Executive Vice President and Chief
                                                                                  Marketing Officer

*Anthony F. Recine                                                                Senior Executive Vice President, Chief
                                                                                  Compliance Officer and Deputy General Counsel

*Sharon A. Ritchey                                                                Senior Executive Vice President and Chief
                                                                                  Operating Officer


NAME AND PRINCIPAL BUSINESS ADDRESS                                              POSITIONS AND OFFICES WITH MONY AMERICA
-----------------------------------------------------------------------  -----------------------------------------------------
*Robert O. Wright, Jr.                                                   Senior Executive Vice President and Head of
                                                                         Wealth Management

*Kevin Molloy                                                            Senior Executive Vice President

*Salvatore Piazzolla                                                     Senior Executive Vice President

*Joshua E. Braverman                                                     Executive Vice President and Treasurer

*Michael B. Healy                                                        Executive Vice President and Chief Information
                                                                         Officer

*Andrea Nitzan                                                           Executive Vice President and Chief Accounting
                                                                         Officer

Keith Floman                                                             Senior Vice President and Chief Actuary

*David Kam                                                               Senior Vice President and Actuary

*Michel Perrin                                                           Senior Vice President and Actuary

*Karen Field Hazin                                                       Vice President, Secretary and Associate Counsel

*Naomi J. Weinstein                                                      Vice President



                                                                                   POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                          (AXA ADVISORS LLC)
-------------------------------------------------------------------------  ------------------------------------------------------
*Robert O. Wright, Jr.                                                     Chairman of the Board, Chief Executive Officer
                                                                           and Director

*Kevin Molloy                                                              Vice Chairman of the Board and Director

*Frank Massa                                                               Chief Operating Officer, President and Director

*Vincent Parascandola                                                      Senior Vice President, Divisional President and
                                                                           Chief Sales Officer

*Christine Nigro                                                           Senior Vice President and Divisional President

*Lawrence Adkins, Jr.                                                      Senior Vice President and Divisional President

*Susan LaVallee                                                            Senior Vice President

*George Papazicos                                                          Senior Vice President

*Maurya Keating                                                            Vice President, Chief Broker Dealer Counsel and
                                                                           Investment Advisor Chief Compliance Officer

*Mary Jean Bonadonna                                                       Vice President and Broker-Dealer Compliance
                                                                           Officer

*John C. Taroni                                                            Vice President and Treasurer

*Nicholas Gismondi                                                         Vice President and Controller

*Gina Jones                                                                Vice President and Financial Crime Officer

*Nicholas B. Lane                                                          Chief Retirement Savings Officer and Director

*Philip Pescatore                                                          Chief Risk Officer

*Denise Tedeschi                                                           Assistant Vice President and Assistant Secretary

*Manish Agarwal                                                            Director


                                                                                   POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                          (AXA ADVISORS LLC)
-------------------------------------------------------------------------  ------------------------------------------------------
*Anders B. Malmstrom                                                       Director

*Amy J. Radin                                                              Director

*Francesca Divone                                                          Secretary



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").


     (a) The 2013 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement (File No. 333-59717) on Form N-4 filed April 25, 2014.



     (b) The AXA Financial, Inc. -- Subsidiary Organization Chart: Q1-2014 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-59717) on Form N-4 filed April 25, 2014.



ITEM 27.    NUMBER OF CONTRACT OWNERS:


As of March 31, 2014 there were 108 owners of Qualified Contracts and 8,077 owners of Non-Qualified Contracts of the MONYMaster contracts offered by the Registrant under this Registration Statement.



ITEM 28.    INDEMNIFICATION

The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.


The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Zurich Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, Chubb Insurance Company, AXIS Insurance Company and St. Paul Travelers. The annual limit on such policies is $105 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.    PRINCIPAL UNDERWRITERS

      (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors").

      (b) AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

      (c) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(I)  AXA ADVISORS, LLC


                                                                                             POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                                    (AXA ADVISORS LLC)
--------------------------------------------------------------------------------  --------------------------------------------------
*Robert O. Wright, Jr.                                                            Director, Chairman of the Board and Chief
                                                                                  Executive Officer

*Kevin Molloy                                                                     Director and Vice Chairman of the Board

*Frank Massa                                                                      Director, President and Chief Operating Officer

*Nicholas B. Lane                                                                 Director and Chief Retirement Savings Officer


                                                                                             POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                                    (AXA ADVISORS LLC)
--------------------------------------------------------------------------------  --------------------------------------------------
*Vincent Parascandola                                                             Senior Vice President, Divisional President and
                                                                                  Chief Sales Officer

*Christine Nigro                                                                  Senior Vice President and Divisional President

*Lawrence Adkins, Jr.                                                             Senior Vice President and Divisional President

*Susan LaVallee                                                                   Senior Vice President

*George Papazicos                                                                 Senior Vice President

*Maurya Keating                                                                   Vice President, Chief Broker Dealer Counsel and
                                                                                  Investment Advisor Chief Compliance Officer

*Mary Jean Bonadonna                                                              Vice President and Broker-Dealer Compliance
                                                                                  Officer

*John C. Taroni                                                                   Vice President and Treasurer

*Gina Jones                                                                       Vice President and Financial Crime Officer

*Page Pennell                                                                     Vice President

*Philip Pescatore                                                                 Chief Risk Officer

*Denise Tedeschi                                                                  Assistant Vice President and Assistant Secretary

*Manish Agarwal                                                                   Director

*Anders B. Malmstrom                                                              Director

*Amy J. Radin                                                                     Director

*Francesca Divone                                                                 Secretary



(ii) AXA DISTRIBUTORS, LLC


                                                                                            POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                                 (AXA DISTRIBUTORS, LLC)
-------------------------------------------------------------------------------  ---------------------------------------------------
*Nicholas B. Lane                                                                Director, Chairman of the Board, President, Chief
                                                                                 Executive Officer and Chief Retirement Savings
                                                                                 Officer

*Michael P. McCarthy                                                             Director, Senior Vice President, National Sales
                                                                                 Manager

*Todd Solash                                                                     Director and Senior Vice President

*Manish Agarwal                                                                  Senior Vice President

Ori Ben-Yishai                                                                   Senior Vice President

*David Ciotta                                                                    Senior Vice President

*Harvey T. Fladeland                                                             Senior Vice President

*Nelida Garcia                                                                   Senior Vice President

*Peter D. Golden                                                                 Senior Vice President

David Kahal                                                                      Senior Vice President

*Kevin M. Kennedy                                                                Senior Vice President

*Windy Lawrence                                                                  Senior Vice President

*Timothy P. O'Hara                                                               Senior Vice President


                                                                                     POSITIONS AND OFFICES WITH UNDERWRITER
NAME AND PRINCIPAL BUSINESS ADDRESS                                                          (AXA DISTRIBUTORS, LLC)
--------------------------------------------------------------------------  --------------------------------------------------------
*Michael Schumacher                                                         Senior Vice President

*Mark Teitelbaum                                                            Senior Vice President

*Nicholas Gismondi                                                          Vice President and Chief Financial Officer

*Nicholas D. Huth                                                           Vice President and General Counsel

*Gina Jones                                                                 Vice President and Financial Crime Officer

*John C. Taroni                                                             Vice President and Treasurer

*Denise Tedeschi                                                            Assistant Vice President and Assistant Secretary

*Gregory Lashinsky                                                          Assistant Vice President -- Financial Operations
                                                                            Principal

*Francesca Divone                                                           Secretary



      (d) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.



ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS


Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its Operations Center at 5788 Widewaters Parkway, Syracuse, New York 13214, or at 1290 Avenue of the Americas, New York, New York 10104.



ITEM 31.    MANAGEMENT SERVICES

Not applicable.


ITEM 32.    UNDERTAKINGS

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

      (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                  REPRESENTATIONS RELATING TO SECTION 26 OF
                     THE INVESTMENT COMPANY ACT OF 1940

Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                 SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2014.












MONY America Variable Account A of
MONY Life Insurance Company of America
(Registrant)
By:  MONY Life Insurance Company of America
(Depositor)
By:/s/ Dodie Kent
DODIE KENT
VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

                                 SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2014.









MONY Life Insurance Company of America
(Depositor)
By:/s/ Dodie Kent
DODIE KENT
VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:


                   *                    Chairman of the Board, Chief Executive Officer,
            Mark Pearson                  President and Director


PRINCIPAL FINANCIAL OFFICER:

                   *                    Senior Executive Vice President and Chief Financial
          Anders Malmstrom                Officer

PRINCIPAL ACCOUNTING OFFICER:

                   *                   Executive Vice President and Chief Accounting Officer
          Andrea M. Nitzan

*DIRECTORS:


Mark Pearson                          Anthony J. Hamilton                   Bertram Scott
Denis Duverne                         Peter S. Kraus                        Lorie A. Slutsky
Barbara Fallon-Walsh                  Richard C. Vaughan                    Danny L. Hale
Ramon de Oliveira                     Henri de Castries

*BY:        /S/ DODIE KENT
             Dodie Kent
           ATTORNEY-IN-FACT
            April 25, 2014


                                EXHIBIT INDEX



               EXHIBIT NO.                             DESCRIPTION                             TAG VALUES
              ------------           -----------------------------------------------          ------------

                  9(a)                       Opinion and Consent of Counsel                     EX-99.9a

                  10(a)                   Consent of PricewaterhouseCoopers LLP                 EX-99.10a

                  10(b)                            Powers of Attorney                           EX-99.10b